SEC File Number 811-05631
                                                                   033-23452
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC   20549

                                 FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Post-Effective Amendment No. 36

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                  OF 1940

                             Amendment No. 37

                     FIRST PACIFIC MUTUAL FUND, INC.
             (Exact name of Registrant as Specified in Charter)

              2756 Woodlawn Drive, #6-201, Honolulu, Hawaii   96822
                    (Address of Principal Executive Office)

     Registrant's telephone number, including area code:  (808) 988-8088


           Terrence Lee, President; First Pacific Mutual Fund, Inc.;
             2756 Woodlawn Drive, #6-201, Honolulu, Hawaii  96822
                    (Name and Address of Agent for Service)


                  Please send copies of all communications to:
                  Mary Jo Reilly, Esquire
                  Drinker Biddle & Reath, LLP
                  One Logan Square, Suite #2000
                  Philadelphia, PA   19103-6996

                  Approximate Date of Proposed Public Offering:
             It is proposed that this filing will become effective
                             (check appropriate box)

		_____	immediately upon filing pursuant to paragraph (b)
		x____ on __February 1, 2012____ pursuant to paragraph (b)
		_____	60 days after filing pursuant to paragraph (a)(1)
		_____	on ___________ pursuant to paragraph (a)(1)
		_____	75 days after filing pursuant to paragraph (a)(2)
		_____	on_________ pursuant to paragraph (a)(2) of Rule 485
		_____	this post-effective amendment designates a new effective date
			for a previously filed post-effective amendment


PART A:			INFORMATION REQUIRED IN A PROSPECTUS





                       FIRST PACIFIC LOW VOLATILITY FUND
                                 INVESTOR CLASS

                                 TICKER:  LOVIX



                                February 1, 2012
                                   PROSPECTUS



                        FIRST PACIFIC MUTUAL FUND, INC.



                                  (808) 988-8088






These securities have not been approved or disapproved by the Securities and Exchange Commission ("Commission") nor has the Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

















FIRST PACIFIC MUTUAL FUND, INC.                          PROSPECTUS DATED
2756 WOODLAWN DRIVE, #6-201                              February 1, 2012
HONOLULU, HAWAII  96822-1856







                                 TABLE OF CONTENTS

SUMMARY SECTION......................................................1
ADDITIONAL INFORMATION ABOUT INVESTMENTS.............................5
ADDITIONAL INFORMATION ABOUT THE INVESTMENT MANAGER..................9
FUND PRICING........................................................10
ADDITIONAL INFORMATION ABOUT PURCHASING AND REDEEMING FUND SHARES...10
DISTRIBUTIONS, CAPITAL GAINS AND TAX CONSEQUENCES...................12
DISTRIBUTION ARRANGEMENTS...........................................15
FINANCIAL HIGHLIGHTS................................................15





                             SUMMARY SECTION

INVESTMENT OBJECTIVE
The investment objective of the First Pacific Low Volatility Fund (the "Fund") of First Pacific Mutual Fund, Inc. ("Company") is to achieve long-term capital appreciation and preservation of capital while lowering volatility.

FEES AND EXPENSES OF THE FUND
This table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)		NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

      Management Fees                                      1.00%
      Distribution (12b-1) Fees                            0.15%
      Other Expenses*                                      1.13%
      Acquired Fund Fees and Expenses*                     0.05%
                                                           -----
          Total Annual Fund Operating Expenses             2.33%**
                                                           =====

*"Acquired Fund Fees and Expenses" and "Other Expenses" are based on estimated amounts for the current fiscal year.
**The "Total Annual Fund Operating Expenses" do not correlate to the ratio of expenses to average net assets in the Financial Highlights which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR         3 YEARS
                         $236            $727

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period from commencement of operations on June 10, 2011 through September 30, 2011, the Fund's portfolio turnover rate was 18.42%.

PRINCIPAL INVESTMENT STRATEGIES
[Bullet]  Normally investing primarily in equity securities of U.S.
          companies.
[Bullet] Investing in large, medium and/or small capitalization securities, primarily with market capitalizations at the time of purchase of $2 billion or greater. Under normal circumstances, the Fund will allocate a portion of its total assets to structured notes, which are specially designed debt instruments, the terms of which are determined by the purchaser or issuer, and whose principal or interest payments may be linked to, and whose value would rise or fall in response to, the value of an index (such as a securities, commodity or currency index), a basket of securities, interest rate benchmark or other financial asset. The structured notes in which the Fund may invest typically have a "buffer" or principal protection whereby the issuer guarantees full or partial payment of principal on maturity.
[Bullet] In some cases the Fund may invest in structured notes that pay an amount based on a multiple of the relative change in value of the asset or reference. This type of note increases the potential for income but at a greater risk of loss than a typical debt security of the same maturity and credit quality. Structured notes are synthetic instruments and the holder has no claim on the asset of reference.
[Bullet] Investing in exchange-traded funds and mutual funds that invest in domestic or foreign securities.
[Bullet] Investing in either "growth" stocks or "value" stocks or both. [Bullet] Investing in foreign securities, including companies included in the
          Morgan Stanley Capital International ("MSCI") World Index. Additionally, foreign securities may include companies that are listed on an exchange in an emerging market country, that have at least 50% of their assets in an emerging market country, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country. An emerging market country is any country included in the MSCI Emerging Markets Index.
[Bullet] Investing in shares of real estate investment trusts (REITs). [Bullet] Investing in fixed income securities (such as investment grade corporate debt securities, U.S. Government obligations, and other investment grade securities with varying maturities and duration), short-term debt instruments and/or cash equivalents.
[Bullet] Investing in convertible bonds and convertible preferred stock. [Bullet] Writing and purchasing covered call and put options.
[Bullet] The Fund generally purchases securities using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions. The Fund generally sells securities for a number of reasons, including when, in the Investment Manager's opinion, the security has achieved its value potential, changing fundamentals signal a deteriorating value potential, other securities display a better value potential, to maintain Fund diversification, or to raise funds to cover redemptions.

PRINCIPAL RISKS
Stock Market Volatility Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Allocation Risk - The Fund could lose money as a result of less than optimal decisions as to how its assets are allocated or reallocated.

Derivatives Risk - A derivative is an instrument whose value is derived from an underlying contract, index or security, or any combination thereof, including structured notes and options.

[Bullet] Structured Notes Risk - Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security. The price of structured notes may be volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In exchange for the issuer's guarantee of full or partial payment of principal on maturity, the upside return the Fund could achieve on its investment may be capped or limited and the issuer's guarantee is generally available only if the Fund holds the structured note to maturity. There may be higher fees and costs associated with structured notes than other types of investments. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time. Structured notes are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

[Bullet] Options Risk -Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Fund's positions in options will fluctuate in response to changes in the value of the underlying security or index, as applicable. The Fund also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result there is a possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management as well as the ability of the Fund to meet redemption requests or other current obligations. The Fund may also write and purchase call and put options in combination with each other. Combined options involve multiple trades and therefore have higher transaction costs. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies. Over-the-counter options may be considered illiquid and are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Exchange-Traded Fund Risk - An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Interest Rate Change Risk - Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

Foreign Exposure Risk - Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risk - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investment tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Issuer-Specific Changes Risk - Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Large Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - There is no guarantee that the Fund's investment objective will be met. The Fund's yield, share price and investment return can fluctuate so you may receive more or less than your original investment upon redemption. Loss of money is a risk of investing in the Fund.

Small and Mid-sized Capitalization Securities Risk - The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid.

Fixed Income Risk - An underlying fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Fund of Funds Risk - By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

REIT Risk - The value of equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while the value of mortgage REITs may be affected by the quality of any credit extended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

Non-Diversification Risk - The Fund is non-diversified and its assets may be invested in fewer issuers than a diversified fund. If the value of portfolio securities changes, the Fund's net asset value may increase or decrease more rapidly than a diversified fund.

PERFORMANCE
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

MANAGEMENT
Investment Manager - Lee Financial Group Inc.
Portfolio Managers - Terrence K.H. Lee, CEO and President of Lee Financial Group Inc. and portfolio manager of the Fund since inception; Cory M. Nakamura, CFA, Wealth Manager of Lee Financial Group Inc. and portfolio manager of the Fund since inception; Brian K. Ishihara, Senior Wealth Manager of Lee Financial Group Inc. and portfolio manager of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES
You may purchase and redeem shares of the Fund on any day the New York Stock Exchange is open for business. Fund shares are sold directly from the Fund or through certain financial advisors and brokers. The minimum initial purchase is $2,500 and the minimum subsequent investment is $100. New account applications, additional investment and redemption requests can be mailed to:
Lee Financial Securities, Inc., 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822. Telephone redemptions are accepted at (808) 988-8088 or (800) 354-9654.

TAX INFORMATION
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                   ADDITIONAL INFORMATION ABOUT INVESTMENTS

Investment Objective and Principal Strategy
	The investment objective of the Fund may be changed by the Corporation's Board of Directors without shareholder approval. Shareholders will be given notice before any such change is made.

Strategy Implementation:
    The Fund's Investment Manager will allocate the Fund's investments among equities, structured notes, fixed income securities and cash and cash equivalents. The Investment Manager may allocate to the various asset classes either through the purchase of open-end investment companies and ETFs (collectively, "Underlying Funds") or through direct investment in the various securities.

    The Investment Manager considers a number of factors when making these allocations, including fundamental and business environment analysis to assess the relative risk and reward potential throughout the financial markets. As a result, the percentages allocated to equities, structured notes, fixed income securities and cash and cash equivalents will vary. However, the Investment Manager expects that, under normal circumstances, approximately 50%-95% of the Fund's assets will be allocated to equity related securities, primarily focusing on U.S. common stock with a market capitalization at the time of purchase of $2 billion or greater. Common stocks are selected through identifying target sector allocations, and screening sector companies based on a proprietary scoring model. The model includes valuation factors, risk factors, and growth metrics. The Investment Manager may also allocate equity allocation to small and mid-sized companies, international markets, preferred stock, convertible securities and REITs. In addition, the Fund's portfolio may invest without limitation in foreign securities, including securities issued in emerging market countries, either directly, through ETFs, or by purchasing American Depositary Receipts ("ADRs"). The Fund's portfolio may also invest in Underlying Funds and other investment companies that hold foreign securities or ADRs. Structured note securities of any maturity are expected to comprise, under normal circumstances, approximately 5%-40% of the Fund's portfolio. The Investment Manager seeks to invest in structured note issuers with at least an investment grade credit rating at the time of purchase. The Investment Manager may also write covered call options and put options and purchase call and put options on securities in which the Fund may invest or on securities indices consisting of securities in which the Fund may invest and engage in combined options strategies.

    The Investment Manager may liquidate positions in order to change the Fund's asset allocation or to generate cash to invest in more attractive opportunities, which may result in a larger portion of any net gains being realized as short-term capital gains. In addition, a negative change in the fundamental or qualitative characteristics of the structured note issuer may cause the Investment Manager to sell a security. Finally, the Investment Manager may sell a security when its price approaches, meets or exceeds the Investment Manager's target price.

Types of Securities
Equity securities represent an ownership right, or the right to acquire an ownership right, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants. Common stock represents an ownership interest in a company, and ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Structured Notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or "structured" by the purchaser or the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a securities index, commodity, or currency) or a basket of securities, interest rate benchmark or other financial asset. The value of the securities will generally rise or fall in response to the changes in the performance of the underlying security or index. The structured notes in which the Fund may invest typically have a "buffer" or principal protection whereby the issuer guarantees full or partial payment of principal on maturity. The Fund invests in structured notes in an attempt to lower volatility.

Options are a type of derivative instrument that gives the holder the right to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option. The Fund may write (sell) covered call and put options and buy put and call options to reduce the effect of price fluctuations of the securities owned by the Fund on the Fund's net asset value and to generate additional revenues. Options may relate to particular securities, security indices or financial instruments in which the Fund may invest. The Fund may also write and purchase call and put options in combination with each other on the same security, index or financial instrument to adjust the risk and return characteristics of the overall position, such as collars (writing a call and buying a put on the same underlying instrument), a spread (writing and buying a put or a call option on the same underlying instrument), or straddles (writing or buying a call and a put on the same underlying instrument). Written call and put options will be "covered" by the Fund by, for example, owning the security underlying the option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price or using other permitted coverage methods.

ETFs are typically open-end funds or unit investment trusts listed on a stock exchange. The Fund might invest in ETFs as a way of gaining exposure to securities represented by the ETF's portfolio at times when the Fund may not be able to buy those securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.

REITs are pools of investor funds for investment primarily in income-producing real estate or real estate related loans or interests. REITs can generally be classified as equity REITs, mortgage REITs, or hybrid REITs. REITs are generally not taxed on distributed income if substantially all of its taxable income (other than net capital gains) is distributed to shareholders each year.

Investment in Other Investment Companies. The Fund can invest in the securities of other investment companies, which include open-end funds, closed-end funds, and unit investment trusts, subject to the limits set forth in the Investment Company Act of 1940, as amended.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that the Investment Manager believes have debt-like characteristics, including hybrids and synthetic securities.

Convertible Securities. A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Principal Risks
	The following information provides more detail on some of the principal risks of investing in the Fund discussed in the Summary Section:

Stock Market Volatility - The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Debt Securities - The Fund may invest in debt securities, including securities issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or foreign and domestic corporate bonds, notes and debentures. The Fund may select debt securities for their income possibilities or to help cushion fluctuations in the value of its portfolio. Debt securities may be subject to the following risks:

	  [Bullet] Interest Rate Risk. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the value of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund's investments in new securities may be at lower yields and may reduce the Fund's income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change.

	  [Bullet] Prepayment Risk. Certain fixed income securities are subject to the risk of unanticipated prepayment. That is the risk that when interest rates fall, borrowers will prepay the loans that underlie these securities more quickly than expected, causing the issuer of the security to repay the principal prior to the security's expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.
Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium. The impact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and prepayment assumptions about those investments.

	  [Bullet] Extension Risk. If interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result.
Those securities generally have a greater potential for loss when prevailing interest rates rise, which could cause their value to fall sharply.

	  [Bullet] Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. Securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S. government have relatively little credit risk, and other U.S. government securities generally have lower credit risks, while securities issued by private issuers or certain foreign governments generally have greater credit risks. If an issuer fails to pay interest, the Fund's income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

Convertible Securities Risk - The price of a convertible security normally will vary in some proportion to changes in the price of the underlying common stock because of either a conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Additionally, a convertible security normally also will provide income and therefore is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock decreases. Also, the Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's return and its ability to achieve its investment objective.

Options Risk - Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary Fund securities transactions. The value of options can be highly volatile, and their use can result in loss if the Investment Manager is incorrect in its expectations of price fluctuations and the degree of correlation between the options and the securities markets. The value of the Fund's positions in options fluctuates in response to changes in the value of the underlying security, financial instrument or index, as applicable. The Fund also risks losing all or part of the cash paid for purchasing call and put options. Fund assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management as well as the ability of the Fund to meet redemption requests or other current obligations. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies. The Fund may invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the Investment Manager. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which guarantees the performance of the obligations of the parties, thus over the counter options increase counterparty risk. In addition, there can be no assurance that a liquid secondary market will exist for any particular over the counter option at any specific time; therefore, the Fund may be required to treat some or all over the counter options and their underlying collateral as illiquid securities.

Foreign Securities Risk - The Fund may purchase securities in any foreign country, developed or underdeveloped. There are substantial risks involved in investing in such securities. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, and potential restrictions on the flow of international capital. The dividends payable on the Fund's foreign securities may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund's shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities in the Fund which are denominated or quoted in currencies other than the U.S. dollar. In many countries there is less publicly available information about issuers than is available in reports about companies in the United States.

These risks are often heightened for investments in developing or emerging markets. Developing countries may also impose restrictions on the Fund's ability to repatriate investment income or capital. Even without such restrictions, the mechanics of repatriation may affect certain aspects of the operations of the Fund. Some of the currencies in emerging markets have been devalued relative to the U.S. dollar. In many cases these devaluations have been significant. Certain developing countries impose constraints on currency exchange. Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which in turn, could affect the value of the Fund's investments. While in many other emerging markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The Fund may invest in foreign securities markets which are smaller, less liquid, and subject to greater price volatility than those in the United States.

Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could prevent the Fund from investing the proceeds of the sale. Inability to dispose of portfolio securities due to settlement problems could expose the Fund to losses due either to subsequent declines in the value of the Fund security or, if the security has been sold, to claims by the purchaser. There are additional risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories.

	Additional information about the Fund's investments and risks can be found in the Statement of Additional Information ("SAI").

Portfolio Holdings
    The Company or its Investment Manager may publicly disclose information concerning the securities held by the Fund in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.

    The Fund intends to publish its top ten holdings and other portfolio securities information, such as asset and sector allocations and other portfolio characteristics, on its website, www.leehawaii.com, current as of quarter end, no earlier than fifteen (15) calendar days after the end of the quarter. This information will generally remain available on the website at least until the Fund files with the SEC its annual/semi-annual shareholder report or quarterly portfolio holding report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders.

	A further description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI and on the Fund's website, www.leehawaii.com.

Other Investment Practices
    The Fund, from time to time, may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. In such circumstances, the Fund may also hold up to 100% of its portfolio in investment-grade debt instruments and cash or cash equivalents. When the Fund's assets are invested in such instruments, the Fund may not be able to achieve its investment objective.

    Under normal market conditions, the Fund does not intend to purchase or sell securities for short-term trading purposes. The Fund may, however, sell any portfolio security (without regard to the length of time it has been held) when the Investment Manager believes that market conditions, creditworthiness factors or general economic conditions warrant such action. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses, affect the Fund's performance. The Fund's portfolio turnover rate is not expected to exceed 100%.

              ADDITIONAL INFORMATION ABOUT THE INVESTMENT MANAGER

	The Investment Manager for the Fund is Lee Financial Group Inc. ("Lee Financial"), 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822. Lee Financial was founded in 1988 and as of December 31, 2011 had approximately $350 million in assets under management. Lee Financial also had approximately $50 million in assets related to risk and liability administered accounts. Lee Financial is responsible for: investing the assets of the Fund, providing investment research, administering the Fund's daily business affairs, continuous review and analysis of economic conditions and trends, and evaluating the portfolio and overseeing its performance. As compensation for the services provided by Lee Financial, the Fund will pay Lee Financial one percent (1.00%) of its average daily net assets. A discussion regarding the Board of Directors' basis for approving the investment management contract of the Fund is available in the Fund's September 30, 2011 Annual Report to shareholders.

	Portfolio Managers: The Portfolio is managed using a team approach, which is lead by Terrence K.H. Lee. The team consists of Mr. Lee, Brian K. Ishihara, and Cory M. Nakamura. Each portfolio manager has full discretion over specific investment decisions, with Mr. Lee having final decision authority.

	Terrence K.H. Lee, lead member, portfolio manager of the Fund since inception. He is CEO and President of Lee Financial Group, which he founded in 1988, and serves as the Chief Investment Officer for the Investment Committee of Lee Financial Group. Brian K. Ishihara, portfolio manager of the Fund since inception. He has been employed by Lee Financial Group since December 2004, serves on the Investment Committee of Lee Financial Group and is a Senior Wealth Manager for private clients. Cory M. Nakamura, portfolio manager of the Fund since inception. He has been employed by Lee Financial since
January 2003. He is a Chartered Financial Analyst Charter Holder and a Certified Financial Planner Professional, is the Investment Committee Chair for Lee Financial Group and is a Wealth Manager for private clients. The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares in the Fund.

                                 FUND PRICING

	The net asset value per share for the Fund is determined by calculating the total value of the Fund's assets, deducting its total liabilities and dividing the result by the number of shares outstanding. The net asset value is computed once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 pm EST). Fund shares will not be priced on the days on which the New York Stock Exchange is closed.

	The Fund's shares are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data from securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors of the Company.
Investments in other mutual funds, if any, are valued based on the net asset value of those mutual funds (which may use fair value pricing as discussed in their prospectuses). When events occur which may affect the accuracy of available quotations for the Fund's investments, the Fund may use fair value pricing procedures approved by the Board. The price determined by the Fund in such circumstances may differ from values assigned to securities elsewhere in the marketplace.

      ADDITIONAL INFORMATION ABOUT PURCHASING AND REDEEMING FUND SHARES

Service Agents
	Shares of the Fund may be purchased and redeemed by customers of service agents such as broker-dealers or other financial intermediaries which have established a shareholder servicing relationship with their customers ("Service Agents") and have agreements with the Fund to promptly transmit their customer purchase and redemption orders to the Fund. The Fund will be deemed to have received a purchase or redemption order when the Service Agent, or its authorized designee, accepts a purchase or redemption order from its customer. Such orders will be priced at the net asset value per share next determined after receipt of the order by the Service Agent or its authorized designee, if the order is actually received in proper order by the Fund's transfer agent not later than a designated time, and the payment is received by the Fund in accordance with settlement instructions agreed upon between the Fund and the Service Agent. We consider orders to be in "proper order" when all required documents are properly completed, signed and received by the Fund's transfer agent. Service Agents may impose additional or different conditions on purchases and redemptions of Fund shares and may charge transaction or other account fees.

	The Fund relies upon the integrity of the Service Agents to ensure that orders are timely and properly submitted. Service Agents are responsible to their customers and the Fund for timely transmission of all purchase and redemption requests, investment information, documentation and money to the Fund's transfer agent. The Fund cannot assure you that Service Agents properly submitted to it all purchase and redemption orders received from the Service Agent's customers before the time for determination of the Fund's net asset value in order to obtain that day's price.

Purchasing Fund Shares
	Shares are distributed through Lee Financial Securities, Inc., 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822 or from members of the Financial Industry Regulatory Authority who have dealer agreements with Lee Financial Securities, Inc. Shares are not issued in certificated form.

	In order to establish a new account, a completed application should accompany an investment in the Fund. Purchases can be made by submitting a personal check or wiring funds. Checks must be made payable to the "First Pacific Low Volatility Fund". New account applications and additional investments can be mailed to: Lee Financial Securities, Inc., 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822. Please note that Fund purchases cannot be made by cashier's check, official check, traveler's check or any other cash instrument.

	Lee Financial Recordkeeping, Inc. is the Fund's transfer agent and performs bookkeeping, data processing and administrative services related to the maintenance of shareholder accounts.

	The Fund is offered for investment on a no-load basis; however, Service Agents may charge their customers fees for purchasing shares of the Fund. The minimum initial investment to open an account is $2,500.00. The minimum subsequent investment is $100.00. This requirement may be waived under certain circumstances. There are no investment requirements for 401k accounts. Broker-dealers and other financial intermediaries may impose their own minimum and subsequent investment requirements. Please refer to "Service Agents" above for additional information. For subsequent investments, shareholders should include their Fund account number on the check.

	From time to time, the Investment Manager and its affiliates pay, from their own resources, a fee to financial institutions that generate purchase orders. These fees are described in the SAI.

	Purchases received by the Fund by the close of the New York Stock Exchange (generally 4:00 pm EST) are confirmed at that day's net asset value. Purchases received by the Fund after the close of the New York Stock Exchange are confirmed at the net asset value determined on the next business day. Should an order to purchase shares be canceled because an investor's check does not clear, the investor will be responsible for any resulting losses or fees incurred in that transaction. Lee Financial Securities, Inc. reserves the right to accept or reject any purchase order.

Customer Identification Program
	Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted.
After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in the Fund or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Company and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

Redeeming Fund Shares
	Telephone redemption privileges are automatically established on accounts unless written notification is submitted stating that this privilege is not requested. Redemptions will be processed but proceeds may be delayed until checks received for the purchase of shares have cleared, which may take up to 15 days from the purchase date.

	The redemption price of shares is based on the next calculation of the net asset value after the order is received by the Fund. The Fund imposes no sales charges or fees for redeeming shares; however, Service Agents may charge their customers fees for redeeming shares of the Fund. Redemptions may be suspended when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or when the Securities and Exchange Commission deems an emergency exists and permits such suspension or postponement.

	The proceeds of the redemption are made payable to the registered shareholder and mailed to the address of record within five business days.

	If the amount being redeemed exceeds $50,000.00, a written redemption request must be submitted. Signatures must be medallion signature guaranteed. This requirement may be waived under certain circumstances.

	If your account falls below $500.00, you may be asked to increase your balance. If it is still below $500.00 after 60 days, the Company may close your account and send you the proceeds. Shares will not be redeemed if an account is worth less than $500.00 due to a market decline.

Telephone Redemptions (808) 988-8088
	To protect accounts from unauthorized telephone redemptions, procedures have been established to confirm that instructions communicated by telephone are genuine. When a telephone redemption is received, the caller must provide:

	Account Number
	Name and address exactly as registered on that account
	Dollar or share amount to be redeemed
	Last 4 digits of the social security number or tax identification as registered on that account.

	If these procedures are followed, the Company, the Fund and Lee Financial Securities, Inc. will not be responsible for the authenticity of instructions received by telephone or any loss, liability cost or expense.

Written Redemption Requests
	If telephone redemption privileges are not established, a written redemption request should be sent to Lee Financial Securities, Inc., 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822. The request must include: registration of account, account number, the dollar or share amount to be redeemed and a signature (signed exactly as the account is registered).

Frequent Purchases and Redemptions of Fund Shares
	The Board of Directors ("Board") of the Company has determined that market timing or frequent, short-term trading is not in the best interest of the Fund or its shareholders. Short-term trading creates certain transaction costs that are borne by all shareholders and disrupts the orderly management of the Fund's portfolio investments. In order to deter such trading activity, the Board has determined to limit shareholders in the Fund to six purchase and redemption transactions, within a one-year period. In order to implement this policy, the Fund is directed to monitor trading activity in the Fund and follow the policies and procedures which are available in the Fund's SAI. The Board recognizes that these procedures may differ from the procedures used by various financial intermediaries for similar purposes and it is also recognized that there is no guarantee that the Fund's administrator ("Administrator") will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity.

                DISTRIBUTIONS, CAPITAL GAINS AND TAX CONSEQUENCES

    As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund intends to pay income dividends at least annually from its net investment income. Capital gains, if any, may be paid at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Your income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value (NAV) unless you elect to receive them in cash.

	The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income. Distributions attributable to the net capital gain of the Fund will generally be taxable to you as long-term capital gain. This is true no matter how long you own your shares.

	Under current provisions of the Internal Revenue Code (the "Code"), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%. Also, Fund distributions to noncorporate shareholders attributable to dividends received by the Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met. The amount of the Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund's securities lending activities, a high portfolio turnover rate or investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date. These lower rates for long-term capital gain and qualified dividends are currently scheduled to sunset after 2012.

	Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

	A percentage of the Fund's dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

	The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

	You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse result is known as "buying into a dividend."

	Certain of the Fund's investment strategies may result in greater amounts of taxable ordinary income for fund shareholders than would be the case for a more typical equity fund. It is contemplated that the Fund will invest in structured notes and will engage in option strategies, such as purchasing and selling (writing) covered call and put options and purchasing and writing call and put options in combination with each other on securities in which it may invest or securities indices consisting of securities in which it may invest.
The tax treatment of these sorts of transactions is complex and may (as may the Fund's high turnover rate) result in the recognition by the Fund of significant amounts of short-term capital gain and ordinary income. This, in turn, may cause significant portions of the distributions by the Fund to shareholders to be taxable at an ordinary income rate. Also, in some cases, these transactions may cause the Fund to recognize income or gain without any corresponding receipt of cash, in which case the Fund may have to liquidate other positions to enable it to distribute the amount of that income or gain to shareholders so as to avoid incurring corporate-level tax.

	You will generally recognize taxable gain or loss for federal income tax purposes on a sale or redemption of your shares, based on the difference between your cost basis in the shares and the amount you receive for them. (To aid in computing your cost basis, you should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

	The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

	The Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds payable to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to backup withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he or she is not subject to backup withholding when required to do so or that he or she is an "exempt recipient." The current backup withholding rate is 28%, but the rate is scheduled to change after 2012.

	Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of a regulated investment company such as the Fund, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss) and, for taxable years of the Fund beginning before January 1, 2012, dividends attributable to the Fund's interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Fund. Generally, to obtain the benefit of any such exemptions, or the benefit of a reduction of withholding taxes as a result of a tax treaty, the shareholder must furnish the Fund with a properly completed Form W-8BEN.

    Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Fund. Beginning January 1, 2014, however, the Fund will be required to withhold 30% tax on all payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

	In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, or a foreign individual investor is present in the United States for 183 days or more in a calendar year, then the foreign investor's income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

	All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.

	Distributions of ordinary income and capital gains, and gains from the sale of your Fund shares, are generally subject to state and local taxes. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

	The foregoing is only a summary of certain U.S. tax considerations under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

	Additional information about taxes is provided in the SAI.

                          DISTRIBUTION ARRANGEMENTS

	The Fund has adopted a distribution plan under Rule 12b-1 which allows the Fund to pay up to 0.25% per year of its average daily net assets for the sale and distribution of its shares. The Fund also pays fees for services provided to shareholders.

	These fees are paid out of the Fund's assets on an on-going basis. Over time these fees will increase the cost of an investment in the Fund and may cost more than paying other types of sales charges.

                            FINANCIAL HIGHLIGHTS
		The financial highlights table is intended to help investors understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller
& Baker LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                        INVESTOR CLASS
                        Period June 10, 2011* through September 30,
                        ===========================================
                                                   2011
                                                   ====
Net asset value
   Beginning of period	                         $10.00
                                                  -----
Income from investment operations
   Net investment income                           (.03)
   Net gain (loss) on securities
       (both realized and unrealized)              (.80)
                                                   ----
    Total from investment operations               (.83)
                                                   ----
   End of Period                                  $9.17
                                                   ====

Total return                                      -8.30%**

Ratios/Supplemental Data
   Net assets, end of period (in 000's)         $20,910

   Ratio of expenses to average net assets (a)     2.28%***

   Ratio of net investment income
      to average net assets                       -1.58%***

Portfolio turnover                                18.42%

*   Commencement of operations.
**  Total return calculation is not annualized.
*** Annualized.
(a) Does not include expenses of the investment companies of which the Fund invests.
_______________________________________________________________________
	The SAI dated February 1, 2012 includes additional information about the Fund and is incorporated by reference into (legally part of) this prospectus. Additional information about the Fund's investments is available in the Fund's Annual Report to shareholders and will be available in the Semi-Annual Report to shareholders when it is prepared. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

	To request the SAI, the Annual or Semi-Annual Report, or other information, or if you have other inquiries, call (808) 988-8088 (collect) or
(800) 354-9654 inter-island or visit the Fund's website at www.leehawaii.com. The Company provides the information at no charge to shareholders.

	Information about the Company (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Call the Commission at (202) 551-8090 for information about the operation of the Public Reference Room. Reports and other information about the Company are available on the EDGAR Database on the Commission's Internet site at www.sec.gov and upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.

                                                   SEC File number:  811-05631









                               [FUND LOGO OMITTED]


                                      HAWAII
                                  Municipal Fund
                                  INVESTOR CLASS

                                  TICKER:  SURFX


                                  FEBRUARY 1, 2012
                                     PROSPECTUS


                           FIRST PACIFIC MUTUAL FUND, INC.



                                  (808) 988-8088






These securities have not been approved or disapproved by the Securities and Exchange Commission ("Commission") nor has the Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


















FIRST PACIFIC MUTUAL FUND, INC.                          PROSPECTUS DATED
2756 WOODLAWN DRIVE, #6-201                              FEBRUARY 1, 2012
HONOLULU, HAWAII  96822-1856








                           TABLE OF CONTENTS

SUMMARY SECTION...................................................1

ADDITIONAL INFORMATION ABOUT INVESTMENTS..........................4

ADDITIONAL INFORMATION ABOUT THE INVESTMENT MANAGER...............6

FUND PRICING....................... ..............................6

ADDITIONAL INFORMATION ABOUT PURCHASING AND REDEEMING FUND SHARES.6

DISTRIBUTIONS, CAPITAL GAINS AND TAX CONSEQUENCES.................9

DISTRIBUTION ARRANGEMENTS.......................... .............10

FINANCIAL HIGHLIGHTS.............................................11






                            SUMMARY SECTION

INVESTMENT OBJECTIVE
The investment objective of the Hawaii Municipal Fund (the "Fund") of First Pacific Mutual Fund, Inc. ("Company") is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND
This table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)		NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

      Management Fees                                       0.50%
      Distribution (12b-1) Fees                             0.15%
      Other Expenses                                        0.38%
                                                            -----
             Total Annual Fund Operating Expenses           1.03%
                                                            =====

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 $105        $328        $569       $1,259

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.68% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Under normal circumstances, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in a portfolio of primarily investment grade municipal securities issued by or on behalf of the State of Hawaii or any of its political subdivisions that pay interest that is exempt from regular federal and State of Hawaii income tax. The Fund's dollar-weighted average portfolio maturity is expected to be 10 years or more. More than 25% of the Fund's assets may be invested in a particular segment of the municipal bond market. The Investment Manager attempts to select securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. The Fund purchases municipal obligations that the Investment Manager believes have the best value compared to securities of similar credit quality and maturity range. The Fund generally sells municipal obligations for a number of reasons, including a change in credit quality, to extend or shorten maturity, to increase yield or to raise funds to cover redemptions.

PRINCIPAL RISKS
Market Risk - There is no guarantee that the Fund's investment objective will be met. The Fund's yield, share price and investment return can fluctuate so you may receive more or less than your original investment upon redemption. Loss of money is a risk of investing in the Fund.

Interest Rate Risk - The net asset value of the Fund may change as interest rates fluctuate. When interest rates increase, the net asset value could decline. When interest rates decline, the net asset value could increase. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates.

Credit Risk - The securities in the Fund's portfolio are subject to credit risk, which is the ability of municipal issuers to meet their payment obligations.

Call Risk - The securities in the Fund's portfolio are subject to call risk, which is the risk that changes in interest rates may cause certain municipal securities to be paid off much sooner or later than expected, which could adversely affect the Fund's value.

State Concentration Risk - The Fund is subject to the additional risk that it concentrates its investments in instruments issued by or on behalf of the State of Hawaii. Due to the level of investment in municipal obligations issued by the State of Hawaii and its political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Hawaii. Therefore an investment in the Fund may be riskier than investment in other types of municipal bond funds.

Municipal Security Risk - Municipal security prices can be significantly affected by political changes, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in these sectors can affect municipal bond prices.

Non-Diversification Risk - The Fund is non-diversified and its assets may be invested in fewer issuers than a diversified fund. If the value of portfolio securities changes, the Fund's net asset value may increase or decrease more rapidly than a diversified fund.

Tax Risk - Unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer could impact the tax-free income distributed by the Fund. In addition, some income may be subject to the federal alternative minimum tax.

PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund's performance has varied from year to year over the past 10 years. The Fund's past performance before and after taxes is not necessarily an indication of future performance. The following table shows how the Fund's average annual total returns for the periods indicated compared to those of Barclays Capital
Municipal Bond Index.   Updated performance information for the Fund is
available by calling (808) 988-8088 or (800) 354-9654.

[bar graph omitted] plot points as follows:
2002     8.24
2003     5.40
2004     3.79
2005     2.29
2006     3.87
2007     2.12
2008    -4.98
2009    12.20
2010     1.19
2011     8.01

During the periods shown in the bar chart, the Fund's highest quarterly return was 5.09% for the quarter ended September 30, 2009 and the lowest quarterly return was -3.31% for the quarter ended December 31, 2010.

Average Annual Total Returns for the periods ended December 31, 2011
--------------------------------------------------------------------

                                       1 Year     5 Years     10 Years
                                       -------------------------------
Return Before Taxes                     8.01%       3.54%        4.12%
Return After Taxes on Distributions     8.01%       3.53%        4.10%
Return After Taxes on Distributions     6.51%       3.54%        4.08%
   and Sale of Fund Shares
Barclays Capital Municipal Bond Index  10.70%       5.22%        5.38%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own after-tax returns will depend on your tax situation and may differ from those shown here. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

MANAGEMENT
Investment Manager - Lee Financial Group Inc.
Portfolio Manager - Louis F. D'Avanzo, Vice President of Lee Financial Group Inc., has managed the Fund since August 1991.

PURCHASE AND SALE OF FUND SHARES
You may purchase and redeem shares of the Fund on any day the New York Stock Exchange is open for business directly from the Fund or through certain financial advisors and brokers. The minimum initial purchase is $10,000 and the minimum subsequent investment is $100. These requirements may be waived under certain circumstances. New account applications, additional investment and redemption requests can be mailed to: Lee Financial Securities, Inc., 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822. Telephone redemptions are accepted at (808) 988-8088 or (800) 354-9654.

TAX INFORMATION
The Fund's distributions attributable to interest income are generally exempt from regular federal and Hawaii state income tax. All or a portion of these distributions may be subject to the federal alternative minimum tax. Net capital gains distributed by or reinvested in the Fund will be taxable.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                 ADDITIONAL INFORMATION ABOUT INVESTMENTS

Investment Objective and Principal Strategy
	The investment objective of the Fund cannot be changed without shareholder approval.

	Municipal securities are debt obligations issued by or on behalf of the government of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is generally exempt from federal income tax.

	The two principal classifications of municipal securities are general obligation and revenue bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are usually payable only from the revenue derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source.

	The Fund will primarily invest its assets in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions and agencies. The interest on these securities is exempt from regular federal and State of Hawaii income taxes in the opinion of bond counsel or other counsel to the issuer of these securities. The Fund will invest, under normal circumstances, at least 80% of the Fund's net assets, including borrowings for investment purposes, in these municipal securities.

How the Fund intends to pursue this investment strategy:

[Bullet]  Maturity Range
	The Fund invests in municipal bonds with a maturity of up to 40 years and an average expected maturity of 10 - 25 years.

[Bullet] Credit Quality
	At least 90% of the Fund's assets will be invested in municipal securities within the four highest credit quality ratings assigned by Standard & Poor's Ratings Services (AAA, AA, A, BBB) or Moody's Investors Service (Aaa, Aa, A, Baa), or in unrated municipal securities judged by the investment manager to be of comparable quality.

[Bullet] Concentration
	More than 25% of the Fund's assets may be invested in a particular segment of the municipal bond market. Developments affecting a particular segment could have a significant effect on Fund performance.

[Bullet] Risk Management
	The Fund will consist of different types of municipal issuers in order to reduce the impact of any loss on a particular security.

[Bullet] Downgrade Policy
	Downgraded bonds will be subject to review. Based upon the review, the Fund will elect to hold or sell the downgraded bond.

Principal Risks
	The following information provides more detail on the principal risks of investing in the Fund discussed in the Summary Section:

Hawaii Securities
	The Fund primarily invests in obligations of issuers located in Hawaii. The marketability and market value of these obligations may be affected by certain changes in Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations and voter initiatives. All Hawaiian governmental activities are the responsibility of the state. This concentration adds to the state's high level of debt. However, the State General Fund has operated within planned deficits or with ending fund balances since December 1962.

Tax Laws
	Proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on income derived from municipal securities. If such a proposal were enacted, the ability of the Fund to pay tax-exempt interest dividends might be adversely affected.

	Additional information about the Fund's investments and risks can be found in the Statement of Additional Information ("SAI").

Portfolio Holdings
	The Company or its Investment Manager may publicly disclose information concerning the securities held by the Fund in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.

	The Fund intends to publish its top ten holdings and other portfolio securities information, such as sector allocations, bond ratings and maturity percentages and other portfolio characteristics, on its website, www.leehawaii.com, current as of quarter end, no earlier than fifteen (15) calendar days after the end of the quarter. This information will generally remain available on the website at least until the Fund files with the SEC its annual/semi-annual shareholder report or quarterly portfolio holding report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders.

	A further description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI and on the Fund's website, www.leehawaii.com.

Other Investment Practices

    During periods of adverse conditions the Fund may not achieve its investment objective. For temporary defensive purposes, including when Hawaiian tax-exempt securities are unavailable or in response to other adverse market, economic, political or other conditions, the Fund may maintain uninvested cash or invest in money market instruments. The interest on money market instruments may be subject to federal or state income taxes.

    In addition to the Fund's principal investment strategies, and the particular types of securities which the Fund may select for investment described above, the Fund may make other types of investments and pursue other investment strategies in support of its overall investment goal. Information about some of these investments and strategies is described below. More information about these and other supplemental investment strategies and the risks involved are described in the SAI. The Fund may:

	[Bullet] Hedge its portfolio partially or fully against market value changes, by buying or selling financial futures contracts and options thereon, such as municipal bond index future contracts and the related put or call options contracts on such index futures.

	[Bullet] Engage in "when-issued" or "delayed delivery" transactions. Yields generally available on municipal securities when delivery occurs may be higher or lower than yields on securities obtained in the transactions.

	[Bullet] Enter into reverse repurchase agreements, under which the Fund sells securities and agrees to repurchase them at an agreed upon time and at an agreed upon price. These transactions are treated as a borrowing by the Fund.

	[Bullet] Purchase bonds whose interest is treated as an item of tax preference for purposes of determining federal alternative minimum tax liability.

               ADDITIONAL INFORMATION ABOUT THE INVESTMENT MANAGER

	The Investment Manager for the Fund is Lee Financial Group Inc. ("Lee Financial"), 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822. Lee Financial was founded in 1988 and as of December 31, 2011 had approximately $350 million in assets under management. Lee Financial also had approximately $50 million in assets related to risk and liability administered accounts. Lee Financial is responsible for: investing the assets of the Fund, providing investment research, administering the Fund's daily business affairs, continuous review and analysis of state and local economic conditions and trends, and evaluating the portfolio and overseeing its performance. As compensation for the services provided by Lee Financial, the Hawaii Municipal Fund paid Lee Financial 0.50 of one percent (0.50%) of its average daily net assets for the most recent fiscal year. A discussion regarding the basis for the Board of Directors approving the investment management contract of the Fund is available in the Fund's September 30, 2011 Annual Report to shareholders.

	Louis F. D'Avanzo is the portfolio manager of the Fund. Mr. D'Avanzo has managed the Hawaii Municipal Fund since August 1991. He has been employed by Lee Financial since July 1989. Mr. D'Avanzo has a BA in Economics from Tufts University. The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares in the Fund.

                                FUND PRICING

	The net asset value per share for the Fund is determined by calculating the total value of the Fund's assets, deducting its total liabilities and dividing the result by the number of shares outstanding. The net asset value is computed once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 pm EST). Fund shares will not be priced on the days on which the New York Stock Exchange is closed.

	The Fund's shares are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data from securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors of the Company. When events occur which may affect the accuracy of available quotations for the Fund's investments, the Fund may use fair value pricing procedures approved by the Board. The price determined by the Fund in such circumstances may differ from values assigned to securities elsewhere in the marketplace.

         ADDITIONAL INFORMATION ABOUT PURCHASING AND REDEEMING FUND SHARES

Service Agents
    Shares of the Fund may be purchased and redeemed by customers of service agents such as broker-dealers or other financial intermediaries which have established a shareholder servicing relationship with their customers ("Service Agents") and have agreements with the Fund to promptly transmit their customer purchase and redemption orders to the Fund. The Fund will be deemed to have received a purchase or redemption order when the Service Agent, or its authorized designee, accepts a purchase or redemption order from its customer. Such orders will be priced at the net asset value per share next determined after receipt of the order by the Service Agent or its authorized designee, if the order is actually received in proper order by the Fund's transfer agent not later than a designated time later that day and the payment is received by the Fund's transfer agent in accordance with settlement instructions agreed upon
between the Fund and the Service Agent.   We consider orders to be in "proper
order" when all required documents are properly completed, signed and received by the Fund's transfer agent. Service Agents may impose additional or different conditions on purchases and redemptions of Fund shares and may charge transaction or other account fees.

	The Fund relies upon the integrity of the Service Agents to ensure that orders are timely and properly submitted. Service Agents are responsible to their customers and the Fund for timely transmission of all purchase and redemption requests, investment information, documentation and money to the Fund's transfer agent. The Fund cannot assure you that Service Agents properly submitted to it all purchase and redemption orders received from the Service Agent's customers before the time for determination of the Fund's net asset value in order to obtain that day's price.

Purchasing Fund Shares
	Shares are distributed through Lee Financial Securities, Inc., 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822 or from members of the Financial Industry Regulatory Authority who have dealer agreements with Lee Financial Securities, Inc.

	In order to establish a new account, a completed application should accompany an investment in the Fund. Purchases can be made by submitting a personal check or wiring funds. Checks must be made payable to the "Hawaii Municipal Fund". New account applications and additional investments can be mailed to: Lee Financial Securities, Inc., 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822. Please note that Fund purchases cannot be made by cashier's check, official check, traveler's check or any other cash instrument.

	Lee Financial Recordkeeping, Inc., the Fund's transfer agent, performs bookkeeping, data processing and administrative services related to the maintenance of shareholder accounts.

	The Fund is offered for investment on a no-load basis; however, Service Agents may charge their customers fees for purchasing shares of the Fund. The minimum initial investment to open an account is $10,000.00. The minimum subsequent investment is $100.00. This requirement may be waived under certain circumstances. Broker-dealers and other financial intermediaries may impose their own minimum and subsequent investment requirements. Please refer to "Service Agents" above for additional information. For subsequent investments, shareholders should include their Fund account number on the check.

	From time to time, the Investment Manager and its affiliates pay, from their own resources, a fee to financial institutions that generate purchase orders. These fees are described in the SAI.

	Purchases received by the Fund by the close of the New York Stock Exchange (generally 4:00 pm EST) are confirmed at that day's net asset value. Purchases received by the Fund after the close of the New York Stock Exchange are confirmed at the net asset value determined on the next business day. Should an order to purchase shares be canceled because an investor's check does not clear, the investor will be responsible for any resulting losses or fees incurred in that transaction. Lee Financial Securities, Inc. reserves the right to accept or reject any purchase order.

Customer Identification Program
	Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted.
After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in the Fund or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Company and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

Automatic Investment Plan
	Shareholders can arrange to make additional monthly purchases, automatically, through electronic funds transfer from their financial institutions. A minimum investment of $100.00 each month is required for participation in the plan. This requirement may be waived under certain circumstances.


Redeeming Fund Shares
	Telephone redemption privileges are automatically established on accounts unless written notification is submitted stating that this privilege is not requested. Telephone redemptions are not allowed if stock certificates are held for shares being redeemed. Redemptions will be processed but proceeds may be delayed until checks received for the purchase of shares have cleared, which may take up to 15 days from the purchase date.

	The redemption price of shares is based on the next calculation of the net asset value after the order is received by the Fund. The Fund imposes no sales charges or fees for redeeming shares; however, Service Agents may charge their customers fees for redeeming shares of the Fund. Redemptions may be suspended when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or when the Securities and Exchange Commission deems an emergency exists and permits such suspension or postponement.

	The proceeds of the redemption are made payable to the registered shareholder and mailed to the address of record within five business days.

	If the amount being redeemed exceeds $50,000.00, a written redemption request must be submitted. Signatures must be medallion signature guaranteed. This requirement may be waived under certain circumstances.

	If your account falls below $500.00, you may be asked to increase your balance. If it is still below $500.00 after 60 days, the Company may close your account and send you the proceeds. Shares will not be redeemed if an account is worth less than $500.00 due to a market decline.

Telephone Redemptions (808) 988-8088
	To protect accounts from unauthorized telephone redemptions, procedures have been established to confirm that instructions communicated by telephone are genuine. When a telephone redemption is received, the caller must provide:

	Account Number
	Name and address exactly as registered on that account
	Dollar or share amount to be redeemed
	Last 4 digits of the social security number or tax identification as registered on that account.

	If these procedures are followed, the Company, the Fund and Lee Financial Securities, Inc. will not be responsible for the authenticity of instructions received by telephone or any loss, liability cost or expense.

Written Redemption Requests
	If telephone redemption privileges are not established, a written redemption request should be sent to Lee Financial Securities, Inc., 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822. The request must include: registration of account, account number, the dollar or share amount to be redeemed and a signature (signed exactly as the account is registered).

Frequent Purchases and Redemptions of Fund Shares
	The Board of Directors ("Board") of the Company has determined that market timing or frequent, short-term trading is not in the best interest of the Fund or its shareholders. Short-term trading creates certain transaction costs that are borne by all shareholders and disrupts the orderly management of the Fund's portfolio investments. In order to deter such trading activity, the Board has determined to limit shareholders in the Fund to six purchase and redemption transactions, within a one-year period, other than transactions associated with automatic purchases or redemptions. In order to implement this policy, the Fund is directed to monitor trading activity in the Fund and follow the policies and procedures which are available in the Fund's SAI. The
Board recognizes that these procedures may differ from the procedures used by various financial intermediaries for similar purposes and it is also recognized that there is no guarantee that the Fund's administrator ("Administrator") will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity.

                DISTRIBUTIONS, CAPITAL GAINS AND TAX CONSEQUENCES

	Shareholders begin earning dividends on the next business day after a purchase is made. Shareholders continue to receive dividends up to and including the date of redemption. Fund dividends accrue daily and are paid to shareholders on the last business day of each month. The Fund will automatically credit monthly distributions and any annual capital gain distributions to an investor's account in additional shares of the Fund at net asset value, unless an investor elects otherwise.

	The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). It is expected that the Fund will predominantly distribute dividends derived from interest earned on exempt securities, and these "exempt interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from the net capital gain of the Fund will generally be taxable to you as long-term capital gain. This is true no matter how long you have owned your Fund shares. Dividends, if any, derived from short-term capital gains or taxable interest income will generally be taxable to you as ordinary income.

	You will generally recognize taxable gain or loss for federal income tax purposes on a sale or redemption of your shares, based on the difference between your cost basis in the shares and the amount you receive for them. (To aid in computing your cost basis, you should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

	Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund generally will not be deductible for federal income tax purposes.

	You should note that a portion of the exempt-interest dividends paid by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

	The Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds payable to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient." The current backup withholding rate is 28%, but this rate is scheduled to change after 2012.

	Shareholders of the Fund that are subject to Hawaii income taxes will not be subject to Hawaii income taxes on the Fund's dividends to the extent that such dividends are derived from (1) interest on tax-exempt obligations of the State of Hawaii or any of its political subdivisions or on obligations of the possessions or territories of the United States (such as Puerto Rico, Virgin Islands or Guam) that are exempt from federal income tax or (2) interest on obligations of the United States and its possessions or on obligations or securities of any authority, commission or instrumentality of the United
States included in federal adjusted gross income but exempt from state income taxes under the laws of the United States. To the extent that Fund distributions are attributable to sources not described in the preceding sentences, such as long or short-term capital gains, such distributions will not be exempt from Hawaii income tax.

	Fund distributions derived from interest on Hawaiian obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii Franchise Tax. This tax generally applies to banks, building and loan associations, financial services loan companies, financial corporations, small business investment companies, trust companies, mortgage loan companies, financial holding companies, development companies and subsidiaries therefore located or doing business in Hawaii.

	Generally, the Fund's distributions to any shareholders who are residents in states other than Hawaii will constitute taxable income for state and local income tax purposes.

	The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

	Additional information about taxes is provided in the SAI.

                       DISTRIBUTION ARRANGEMENTS

	The Fund has adopted a distribution plan under Rule 12b-1 which allows the Fund to pay up to 0.25% per year of its average daily net assets for the sale and distribution of its shares. The Fund also pays fees for services provided to shareholders.

	These fees are paid out of the Fund's assets on an on-going basis. Over time these fees will increase the cost of an investment in the Fund and may cost more than paying other types of sales charges.


                          FINANCIAL HIGHLIGHTS

	The financial highlights table is intended to help investors understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

	                                    INVESTOR CLASS
                                     Years Ended September 30,
                          ----------------------------------------------------
                                        2011    2010     2009     2008    2007
                                        ----    ----     ----     ----    ----
Net asset value
   Beginning of year	              $10.97   $10.80   $10.31   $10.88 $11.04
                                       -----    -----    -----    -----  -----

Income from investment operations
   Net investment income                 .39      .37      .38      .39    .39
   Net gain (loss) on securities
      (both realized and unrealized)    (.14)     .17      .51     (.57)  (.16)
                                        ----     ----     ----     ----   ----
    Total from investment operations     .25      .54      .89     (.18)   .23
                                        ----     ----     ----     ----   ----

Less distributions
   Dividends from net investment income (.39)    (.37)    (.38)    (.39)  (.39)
   Distributions from capital gains        -        -     (.02)       -      -*
                                        ----     ----     ----     ----   ----
      Total distributions               (.39)    (.37)    (.40)    (.39)  (.39)
                                        ----     ----     ----     ----   -----

   End of year                        $10.83   $10.97   $10.80   $10.31 $10.88
                                       =====    =====    =====    =====  =====

Total return                            2.45%    5.12%    8.98%   -1.73%  2.14%

Ratios/Supplemental Data
  Net assets, end of year(in 000's)$158,266 $177,933 $165,893 $150,059 $148,893

   Ratio of expenses to average
      net assets (a)                   1.03%    1.03%    1.05%    1.08%   1.02%

   Ratio of net investment income
      to average net assets            3.74%    3.49%    3.77%    3.54%   3.55%

Portfolio turnover                    13.68%   19.60%   25.90%   13.47%  15.66%


* Less than $.01 per share

(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were 1.02%, 1.03%, 1.02%, 1.02%, and .96%, for the years ended September 30, 2011, 2010,
     2009, 2008, and 2007, respectively.

_______________________________________________________________________

	The SAI dated February 1, 2012 includes additional information about the Fund and is incorporated by reference into (legally part of) this prospectus. Additional information about the Fund's investments is available in the Annual and Semi-Annual Reports to shareholders. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

	To request the SAI, the Annual and Semi-Annual Report, or other information, or if you have other inquiries, call (808) 988-8088 (collect) or
(800) 354-9654 inter-island or visit the Fund's website at www.leehawaii.com. The Company provides the information at no charge to shareholders.

	Information about the Company (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Call the Commission at (202) 551-8090 for information about the operation of the Public Reference Room. Reports and other information about the Company are available on the EDGAR Database on the Commission's Internet site at www.sec.gov and upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.

                                                   SEC File number:  811-05631


PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


                          FIRST PACIFIC MUTUAL FUND, INC.
                         FIRST PACIFIC LOW VOLATILITY FUND
                          Investor Class - Ticker:  LOVIX

                        STATEMENT OF ADDITIONAL INFORMATION
                             dated February 1, 2012


	First Pacific Mutual Fund, Inc. ("Corporation") is a series investment company organized as a Maryland corporation. In this Statement of Additional Information ("SAI") all references to any series of the Corporation will be called the "Fund" unless expressly noted otherwise. First Pacific Low Volatility Fund ("Fund"), is a non-diversified, open-end management investment company whose investment goal is to achieve long-term capital appreciation and preservation of capital while lowering volatility. The Fund offers one class of shares: Investor Class. The Fund is managed by Lee Financial Group Inc. (the "Investment Manager").

	This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus. A copy of the Prospectus dated February 1, 2012 may be obtained without charge by calling (808) 988-8088 (collect) or (800) 354-9654 inter-island or visiting the Fund's website at www.leehawaii.com.

	The Prospectus and this SAI omit certain information contained in the registration statement filed with the Securities and Exchange Commission ("Commission" or "SEC"). This omitted information may be obtained from the Commission upon payment of the fee prescribed, or inspected at the SEC's office at no charge.



                              TABLE OF CONTENTS

Fund History.........................................................2
Investment Strategies and Risks......................................2
Description of Securities Ratings...................................20
Tax Information.....................................................28
Management of the Fund..............................................30
Investment Management Agreement.................................... 34
Portfolio Managers..................................................36
Custodian...........................................................37
Fund Accounting.....................................................37
Independent Registered Public Accounting Firm...................... 38
Portfolio Transactions..............................................38
Purchasing and Redeeming Fund Shares................................39
The Distributor.....................................................40
Transfer Agent......................................................42





                              FUND HISTORY

	The Corporation was incorporated in Maryland on July 8, 1988 and has a present authorized capitalization of 100,000,000 shares of $.01 par value common stock, of which, 20,000,000 shares have been allocated to the Fund. The Corporation is an open-end, management investment company and the Fund is not diversified. All shares have like rights and privileges. Each full and fractional share, when issued and outstanding, has (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to assets of the Fund. Shares when issued are fully paid and nonassessable. The Corporation also offers the Hawaii Municipal Fund, which is not described in this document. The Corporation may create other series or classes of stock but will not issue any senior securities.

	By Charter Amendment approved by a majority of the Corporation's shareholders on December 18, 2007, the Corporation's Board of Directors may in its discretion, without the vote or consent of the Fund's shareholders, cause the Corporation to redeem at net asset value all or any proportion of the outstanding shares of the Fund or any other series or class of the Corporation established in the future. Such redemption could be made for any purpose, including, without limitation, a reorganization or liquidation of one or more series or classes of shares. If such a redemption or liquidation occurs, the shareholders of the Fund or any class thereof would be entitled to receive the net assets belonging to that Fund, or in the case of a class, belonging to that Fund and allocable to that class. The Corporation will distribute its net assets to its shareholders in proportion to the number of shares of that Fund or class thereof held by them and recorded on the books of the Corporation. Shareholders do not have pre-emptive or conversion rights. These shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Directors. The Corporation is not required to hold a meeting of shareholders each year. The Corporation intends to hold annual meetings when it is required to do so by the Maryland General Corporate Law or the Investment Company Act of 1940, as amended ("1940 Act"). Shareholders have the right to call a meeting to consider the removal of one or more of the Directors and will be assisted in shareholder communication in such matter.

	The Fund may use "First Pacific" in its name so long as Lee Financial Group Inc. or an affiliate thereof, acts as its investment manager.

                       INVESTMENT STRATEGIES AND RISKS

	The investment objective is to achieve long-term capital appreciation and preservation of capital while lowering volatility.

	All principal investment strategies and risks are discussed in the Prospectus. This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus. These same investments and techniques may be used by the underlying funds ("Underlying Funds") in which the Fund invests. Those investments and techniques that may be utilized only by the Underlying Funds are identified. Additional non-principal strategies and risks also are discussed here.

Asset Allocation

	In making asset allocation decisions, the Investment Manager will evaluate projections of risk, market conditions, economic conditions, and volatility. The Investment Manager's management will use database systems and third-party research to help analyze past situations and trends, and investment committee members to determine asset allocation and to select individual securities.

Cash Management

	The Fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Certificates of Deposit

	Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Closed-End Investment Companies

	The Fund invests in closed-end investment companies. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National
Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

	The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Investment Manager, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

	The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

    The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

    Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure. For additional information on the percentage limitations and risks of investing in closed-end funds, see "Investment Company Securities" below.

Commercial Paper

    The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance current operations.

Convertible Securities

    The Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

	In selecting convertible securities, the Investment Manager may consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities;
the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of portfolio securities as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

	The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted in to the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceed the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed-income securities.

	An improvement in the credit standing of an issuer which securities are held in the Fund or from a general lowering of interest rates, or a combination of both may result in capital appreciation. Conversely, a reduction in the credit standing of an issuer whose securities are held by the Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

	In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality also are likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. The Fund generally will seek to reduce risk to the investor by credit analysis and attention to current developments in trends of both the economy and financial markets.

Corporate Debt

    Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Investment Manager considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's or Baa or higher by Moody's Investors Service, or if unrated, determined by the Investment Manager to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories. The Fund may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Investment Manager may incorrectly analyze the risks inherent in corporate bonds, such as the issuer's ability to meet interest and principal payments, resulting in a loss to the Fund.

Depositary Receipts

    Sponsored and unsponsored American Depositary Receipts ("ADRs") are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR. Unsponsored ADRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Emerging Markets Securities

    Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity, (ii) significant price volatility,
(iii) restrictions on foreign investment, and (iv) possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

    Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of the Fund.

    Additional risks of emerging markets securities may include (i) greater social, economic and political uncertainty and instability, (ii) more substantial governmental involvement in the economy, (iii) less governmental supervision and regulation, (iv) the unavailability of currency hedging technique, (v) companies that are newly organized and small, (vi) differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers, and (vii) less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund or an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Equity Securities

    Equity securities consist of common stock, preferred stock, convertible preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

    Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Investment Manager. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

    Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks provide the holder with claims on the issuer's earnings and assets before common stockholders but after bond owners. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Investment Manager may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Exchange-Traded Funds

    The Fund may invest in exchange-traded funds ("ETFs").

    The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Investment Manager believes it is in the Fund's interest to do so. The Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. ETF shares may also be purchased on the secondary market in smaller quantities, subject to paying brokerage commissions.

    There is a risk that the underlying ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that in the event of the termination of an underlying ETF they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Fund invests in a sector product, the Fund will be subject to the risks associated with that sector. When the Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may be more heavily invested will vary.

    Many ETFs are investment companies and therefore the Fund's purchase of ETF shares are generally subject to the percentage limitations and risks described below under "Investment Company Securities".

Exchange-Traded Notes

    The Fund may invest in exchange-traded notes ("ETNs"), which are a type of unsecured, unsubordinated debt security. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day's index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. The value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying index remaining unchanged.

Foreign Currency Exchange Transactions

    The Fund may, directly or through investments in Underlying Funds, engage in foreign currency exchange transactions. The Fund or the Underlying Funds enter into these transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward contracts to purchase or sell foreign currencies. The cost of the spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

    A forward foreign currency exchange contract is an obligation by the Fund or an Underlying Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's or an Underlying Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

    The Fund or an Underlying Fund may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Fund or an Underlying Fund also may enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Fund or an Underlying Fund would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency.

    Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Fund or an Underlying Fund to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Foreign Securities

    The Fund may invest in foreign securities, either directly or by purchasing ADRs. The Fund may also invest in Underlying Funds and other investment companies that hold foreign securities or ADRs. Purchases of foreign equity securities entail certain risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Futures Contracts

    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed income securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading
Commission (the "CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. The Fund and Underlying Funds may invest in futures contracts only to the extent the Fund could invest in the underlying instrument directly.

    The Fund may engage in futures transactions for hedging purposes only. This means that the Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance.
This technique is sometimes known as an anticipatory hedge. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

    If the Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

Risk Factors in Futures Transactions

    Liquidity Risk. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

    Risk of Loss. Although the Fund may believe that the use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the Investment Manager's investment judgment proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

    The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

    Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests, for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities, which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

    Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

Margin Requirements

    The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

     [Bullet] Are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded; and
     [Bullet]  Are similar to good faith deposits or performance bonds.

    Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business and by depositing margin payments in a segregated account with the Fund's custodian.

SEC Segregation Requirements

    In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts.

Liquidity Impact of Margin and SEC Segregation Requirements

    Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

Regulation as a Commodity Pool Operator

    The Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Fund's operations. Accordingly, the Fund is not subject to registration or regulation as a commodity pool operator.

High Yield Securities

    The Fund and the Underlying Funds may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by Standard & Poor's and Ba1 or lower by Moody's Investors Service). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments. The risks include the following:

    Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments. An Underlying Fund also may incur additional expenses in seeking recovery from the issuer.

    Sensitivity to Interest Rate and Economic Changes. The income and market value of lower rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

    Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

    Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower rated securities at times. As a result, an Underlying Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.

    Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.

    New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on an Underlying Fund's investments in lower rated securities.

High yield, high risk investments may include the following:

	Straight fixed income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

	Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

	Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

	Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.

	Private Placement bonds are sold without registration under the Securities Act of 1933, as amended (the "Securities Act"), usually to a relatively small number of institutional investors.

    Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

	Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

	Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries.

	Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. An Underlying Fund may hold such common stock and other securities even if they do not invest in such securities.

Illiquid and Restricted Securities

	The Fund may invest up to 15% of its net assets in illiquid securities, including limited partnerships. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid. Over the counter (OTC) options contracts are generally treated as illiquid securities. In addition, in the absence of a change in the current position of the SEC staff, the assets used to cover OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

	Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

	A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority ("FINRA").

	Under guidelines adopted by the Fund's Board, the Investment Manager may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by
Section 4(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Investment Manager will consider, as it deems appropriate under the circumstances and among other factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security; (4) dealer undertakings to make a market in the security; (5) the trading markets for the security; and (6) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

	Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Investment Manager to determine if the security is no longer liquid as the result of changed conditions. In the event the value of the Fund's aggregate holdings of illiquid securities exceeds its permissible percentage of illiquid investments, the Investment Manager will take steps necessary within a reasonable period of time to reduce the value of such illiquid securities to permissible levels.

Indexed Securities

	The Fund may purchase indexed securities consistent with its investment objective. Indexed securities are instruments whose value varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

	The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Insured Bank Obligations

	The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. The Fund may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Investment Company Securities

	The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund's investment objective. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund's shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund's shareholders directly bear in connection with the Fund's own operations.

	Under Section 12(d)(1) of the 1940 Act, the Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual fund), but may not own more than 3% of the outstanding voting stock of any one investment company (the "3% Limitation") or invest more than 10% of its total assets in the securities of other investment companies.
However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell, any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 11/2 percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Investment Manager acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

	In addition, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

Options

	The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund. The ability of the Fund to successfully utilize options will depend on the Investment Manager's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.



	A covered call option is an option sold on a security owned by the seller of the option in exchange for a premium. A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period. If the option is exercised by the purchaser during the option period, the seller (writer) is required to deliver the underlying security against payment of the exercise price. The seller's obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option. Call options on securities which the Fund sells (writes) will be covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a security, will segregate cash or other liquid assets equal to (when added to any margin on deposit) the market value of the security underlying the option, but not less than the exercise price, marked to market daily or use other SEC- or staff-approved coverage methods. When the Fund writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period. Although the seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the seller. If such an option expires unexercised, the seller realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the seller.

	When the Fund sells a covered put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. To cover a put option, the Fund segregates cash, cash-equivalents, such as U. S. government securities, or other liquid assets in an amount equal to or greater than the exercise price of the underlying security. The value of the segregated securities is marked to market daily and, if necessary, additional assets are segregated to maintain a value equal to or greater than the exercise price, so long as it is obligated as the seller. The Fund may also cover by holding a put option on the same security as the option written with an exercise price equal to or higher than the exercise price of the put written or use other SEC- or staff- approved coverage methods. The obligation of the Fund is terminated when the purchaser exercises the put option, when the option expires or when a closing purchase transaction is effected by the Fund. The Fund's gain on the sale of a put option is limited to the premium received. The Fund's potential loss on a put option is determined by taking into consideration the exercise price of the option, the market price of the underlying security when the put is exercised, and the premium received. Although the Fund risks a substantial loss if the price of the security on which it has sold a put option drops suddenly, it can protect itself against serious loss by entering into a closing purchase transaction. The degree of loss will depend upon the Fund's ability to detect the movement in the security's price and to execute a closing transaction at the appropriate time.

	The Fund will write options on such portion of its portfolio as management determines is appropriate in seeking to attain the Fund's objective. The Fund will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that the Fund can effect a closing purchase transaction if it desires to close out its position. Consistent with the investment policies of the Fund, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security. Effecting a closing purchase transaction will permit the Fund to write another option on the underlying security with either a different exercise price or expiration date or both.

	The Fund may purchase put options to protect against declines in the market value of portfolio securities or to attempt to retain unrealized gains in the value of portfolio securities. Put options might also be purchased to facilitate the sale of portfolio securities. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion.
Upon the purchase of the securities, the Fund would normally terminate the call position. The purchase of both put and call options involves the risk of loss of all or part of the premium paid. If the price of the underlying security does not rise (in the case of a call) or drop (in the case of a put) by an amount at least equal to the premium paid for the option contract, the Fund will experience a loss on the option contract equal to the deficiency.

	Options on Securities Indices. The Fund may also write (sell) and buy call and put options on securities indices. An option on a securities index is generally similar to an option on an individual stock, but an option on a securities index is settled only in cash and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Fund will purchase and sell put and call options on securities indices for the same purposes as it will purchase and sell options on individual securities.

	The Fund may cover call options on a securities index by owning and holding for the term of the option a portfolio of stocks substantially replicating the movement of the index underlying the call option or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration which has been segregated by the Fund) upon conversion or exchange of other securities in its portfolio. Covered calls on a stock index may be covered by holding stock index exchange traded funds ("ETFs") instead of individual stocks that replicate the movement of the index. The Fund may also cover call and put options on a securities index by segregating cash or other liquid assets with a value, when added to any margin on deposit, that is equal to the market value of the underlying securities in the case of a call option, or the exercise price in the case of a put option, or by owning offsetting options as described above.

	Combined Positions. The Fund may also use combined positions. A combined position involves purchasing and writing options in combination with each other to adjust the risk and return characteristics of the overall position. For example, the Fund may simultaneously purchase a put option and write a covered call option on the same underlying instrument (known as a collar). Another possible combined position would involve simultaneously writing and purchasing a call option on the same underlying instrument or writing and purchasing a put option on the same underlying instrument (known as a spread). Spreads can be at the same expiration date, but different strike prices (debit or credit spreads), at different expiration dates, but the same strike price (calendar spreads) or at different expiration dates and different strike prices
(time spreads). Another type of combined position would involve the writing a call and a put on the same security or buying a call and a put on the same security (known as a straddle). Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. The written option component of the combined positions will be covered by segregating sufficient liquid assets to meet the Fund's immediate obligations in accordance with SEC staff articulated guidelines.

	The Fund reserves the right to modify its coverage policies in the future to comply with any changes in positions from time to time articulated by the SEC or its staff.



Real Estate Investment Trusts ("REITs")

	The Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

	Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Internal Revenue Code and failing to maintain their exemption from registration under the 1940 Act.

	REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

	Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

       [Bullet]  limited financial resources;
       [Bullet] infrequent or limited trading; and [Bullet] more abrupt or erratic price movements than larger company securities.
       [Bullet] In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Rights

	Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Investment Manager believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Investment Manager might miscalculate their value resulting in a loss to the Fund. Another risk is the underlying common stock may not reach the Investment Manager's anticipated price within the life of the right.

Sovereign Obligations (Underlying Funds Only)

	The Fund may invest in an Underlying Fund that invests in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Underlying Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

	A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

Structured Notes

	Structured notes are debt securities which contain an embedded derivative component that may be linked to a particular equity security, a basket of equity securities, an index, interest rate or other financial asset. Structured notes generally entitle their holders to receive some portion of the principal or interest payments that would be due on traditional debt obligations. Rather than paying a straight fixed or floating coupon, the interest payments fluctuate based on the value of the linked item, as well as the underlying debt obligation.

	Structured notes are subject to a number of fixed income risks including income risk, credit risk and market risk and certain structured notes may be subject to call risk. In addition, as a result of the imbedded derivative feature, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer. It is impossible to predict whether the referenced factor (such as an index) or prices of the underlying securities will rise or fall. The Fund's right to receive principal or interest payments on a structured product may vary in timing or amount, depending on changes in the reference factor and, at times, the price fluctuations may be very significant. In addition, changes in the reference instrument or the underlying security may cause the interest rate on a structured note to be reduced to zero, at which point further adverse changes may lead to a reduction in the principal amount payable on maturity. Even with respect to structured notes that purport to provide a "buffer" or principal protection from the issuer, the principal typically is protected only to the extent that the value of the reference factor does not fall below a set limit and only if the Fund holds the note to maturity. In addition, potential returns may be limited or capped in exchange for the issuer's principal protection. There may be higher fees and costs associated with structured notes than other types of investments. Structured notes may also be less liquid than other types of securities, and may be more volatile than the reference factor or security underlying the note.

	Structured notes are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

When-Issued, Forward Commitments and Delayed Settlements

	The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Fund's custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund subsequently may be required to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

	The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objective. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Investment Manager to manage them may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

	The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

	The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Temporary Defensive Policies

	The Fund reserves the right to invest without limitation in investment-grade debt instruments and cash or cash equivalents for temporary, defensive purposes. When the Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

Portfolio Turnover
	Under normal market conditions, the Fund does not intend to purchase or sell securities for short-term trading purposes. The Fund may, however, sell any portfolio security (without regard to the length of time it has been held) when the Investment Manager believes that market conditions, creditworthiness factors or general economic conditions warrant such action. The Fund's portfolio turnover rate is not expected to exceed 100%.

FUND POLICIES

	Fundamental Investment Limitations. The investment limitations described below have been adopted by the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Directors without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental ("Non-Fundamental"). The Fundamental Investment Limitations which limit the investments of the Fund provide that the Fund may not:

          1. Borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

          2. Purchase any securities (other than cash and cash items, obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and securities of other investment companies), if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that with respect to 50% of the Fund's total assets up to 25% may be invested in one issuer.

          3.  Invest 25% or more of its total assets in a single industry.

          4. Issue senior securities, except to the extent permitted by the 1940 Act, and the rules and regulations promulgated thereunder.

          5. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

          6. Purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including REITs).

          7. Purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

          8. Make loans, except to the extent obligations in which the Fund may invest in are considered to be loans.

          9. Purchase any illiquid assets, including any security which is restricted as to disposition under federal securities laws or by contract ("restricted securities" or which is not readily marketable), if as a result of such purchase more than 15% of the Fund's net assets would be so invested.

	The Fund may not change any of these investment restrictions without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or
(ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.

	The investment objective of the Fund may be changed by the Corporation's Board of Directors without shareholder approval. Shareholders will be given notice before any such change is made.

	Frequent portfolio turnover is not anticipated. The Fund anticipates that the annual portfolio turnover rate of the Fund will be less than 100%.
The Fund will not seek capital gain or appreciation but may sell securities held in its portfolio and, as a result, realize a capital gain or loss. Sales of portfolio securities will be made for the following purposes: in order to eliminate unsafe investments and investments not consistent with the preservation of the capital or tax status of the Fund; honor redemption orders, meet anticipated redemption requirements and negate gains from discount purchases; reinvest the earnings from portfolio securities in like securities; or defray normal administrative expenses.

	For the purposes of determining the percentage of the Fund's total assets invested in a single industry, a structured note will be classified separately based on the nature of its underlying security or reference instrument.

    Non-Fundamental. The following limitations have been adopted by the Fund and are Non-Fundamental (see "Fundamental Investment Limitations" above).

             1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental Investment Limitation (1) above, and then not to exceed 33% of the Fund's assets. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

             2. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.

                        DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

       A Standard & Poor's short-term issue credit rating is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

       "A-1" - A short-term obligation rated "A-1" is rated in the highest category and indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

       "A-2" - A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the highest rating category. The obligor's capacity to meet its financial commitment on the obligation is satisfactory.

       "A-3" - A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

       "B" - A short-term obligation rated "B" is regarded as having significant speculative characteristics. Ratings of "B-1", "B-2" and "B-3" may be assigned to indicate finer distinctions within the "B" category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

       "B-1" - A short-term obligation rated "B-1" is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

       "B-2" - A short-term obligation rated "B-2" is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

       "B-3" - A short-term obligation rated "B-3" is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

       "C" - A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

       "D" - A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

	Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

       Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

       Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

       "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

       "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

       "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

       "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

       Fitch, Inc. / Fitch Ratings Ltd. ("Fitch") short-term issuer or obligation ratings are based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as "short-term" based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

       "F1" - Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

       "F2" - Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

       "F3" - Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

       "B" - Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

       "C" - Securities possess high short-term default risk. Default is a real possibility.

       "RD" - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

       "D" - Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

       The DBRS(r) Ratings Limited ("DBRS") short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories "(high)", "(middle)", and "(low)".

       The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

	"R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality. The capacity for payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

	"R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality. The capacity for payment of short-term financial obligations as they fall due is very high. Differ from "R-1 (high)" by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

	"R-1 (low)" - Short-term debt rated "R-1 (low)" is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

	"R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

	"R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

	"R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.

	"R-3" - Short-term debt rated "R-3" is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

	"R-4" - Short-term debt rated "R-4" is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

	"R-5" - Short-term debt rated "R-5" is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

	"D" - Short-term debt rated "D" implies a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to "D" may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Long-Term Credit Ratings

       The following summarizes the ratings used by Standard & Poor's for long-term issues:

       "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is very high.

       "AA" - An obligation rated "AA" differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. It differs from the highest-rated obligors only to a small degree.

       "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

       "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

       "BB," "B," "CCC" and "CC" - Obligations rated "BB," "B," "CCC" and "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "CC" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

       "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.

       "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

       "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

       "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

       "C" - A "C" rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the "C" rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

       "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to "D" upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

       Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

	Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

       Moody's long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default. The following summarizes the ratings used by Moody's for long-term debt:

       "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

       "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

       "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

       "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

       "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

       "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

       "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

       "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

       "C" - Obligations rated "C" are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

       Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

	The following summarizes long-term ratings used by Fitch:

       "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

       "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

       "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

       "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

       "BB" - Securities considered to be speculative. "BB" ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

       "B" - Securities considered to be highly speculative. "B" ratings indicate that material credit risk is present.

       "CCC" - A "CCC" rating indicates that substantial credit risk is present.

       "CC" - A "CC" rating indicates very high levels of credit risk.

       "C" - A "C" rating indicates exceptionally high levels of credit risk.

       Defaulted obligations typically are not assigned "D" ratings, but are instead rated on the "B" to "C" rating categories, depending upon their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable expected loss but varying vulnerability to default and loss.

       Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "B".

       The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories "(high)" and "(low)". The absence of either a "(high)" or "(low)" designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

	"AAA" - Long-term debt rated "AAA" is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

	"AA" - Long-term debt rated "AA" is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from "AAA" only to a small degree. Unlikely to be significantly vulnerable to future events.

	"A" - Long-term debt rated "A" is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than "AA." May be vulnerable to future events, but qualifying negative factors are considered manageable.

	"BBB" - Long-term debt rated "BBB" is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

	"BB" - Long-term debt rated "BB" is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

	"B" - Long-term debt rated "B" is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

	"CCC", "CC" and "C" - Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although "CC" and "C" ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the "CCC" to "B" range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the "C" category.

	"D" - A security rated "D" implies that a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to "D" may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

	("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

Municipal Note Ratings

       A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

       [Bullet] Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

       [Bullet] Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

       Note rating symbols are as follows:

       "SP-1" - A municipal note rated "SP-1" exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

       "SP-2" - A municipal note rated "SP-2" exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

       "SP-3" - A municipal note rated "SP-3" exhibits a speculative capacity to pay principal and interest.

       Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for short-term municipal obligations:

       "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

       "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

       "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

       "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

       In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned, a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

       When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

       VMIG rating expirations are a function of each issue's specific structural or credit features.

       "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

       "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

       "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

       "SG" - This designation denotes speculative-grade credit quality.
Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

About Credit Ratings

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody's credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.
Fitch's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

                                 TAX INFORMATION

	The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning.
Potential investors should consult their tax advisers with specific reference to their own tax situations.

	The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the "Code") and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

	The Fund qualified during its last fiscal year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

	First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

	Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund's total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

	Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

	The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

	A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and 98.2% of their capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

	The Fund will generally be permitted to carry forward a net capital loss realized in any year to offset its own capital gains, if any, in subsequent years. As of September 30, 2011, the Fund had a capital loss carryforward of $177,641.

	The tax principles applicable to transactions in certain financial instruments, such as structured notes, futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

	In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

	Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                            MANAGEMENT OF THE FUND

	The Officers and Directors of the Corporation, their principal occupations for the last five years and their affiliation, if any, with the Investment Manager, or the Corporation's Distributor, are shown below. Interested persons of the Corporation as defined in the 1940 Act are indicated by an asterisk (*) in the table below. The Officers of the Corporation manage its day-to-day operations. The Corporation's Investment Manager and its Officers are subject to the supervision and control of the Directors under the laws of the state of Maryland. Unless otherwise indicated below, the address of each Director and Officer is c/o Lee Financial Group, Inc., 2756
Woodlawn Drive, #6-201, Honolulu, HI  96822.


                                                            Number of
                                                            Portfolios
              Position     Term of                          in Fund   Other
              &            Office and                       Complex   Director
              Office With  Length of   Principal Occupation Overseen  -Ships
Name Age      the          Time        During the Past      by        Held by
and Address   Corporation  Served      Five Years           Director**Director
-------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
-----------------------
Clayton W.H. Chow (59) Director Unlimited Term Since April 2010, Sales  2  None
                                   23 years    Consultant, Henry Schein
                                               Dental; prior to April 2010,
                                               Office Technology Specialist,
                                               Xerox Corporation and Account
                                               Executive, Roadway Express

Lynden M. Keala (57)   Director Unlimited Term Account Executive,       2  None
                                   22 years    Workflow One (formerly The
                                               Relizon Company)

Stuart S. Marlowe (71) Director Unlimited Term Owner, Surfside Sales    2  None
                                   23 years    and Marketing (Sales and
                                               marketing of music
                                               for the State of Hawaii)

Karen T. Nakamura (67) Director Unlimited Term Executive Vice President 2  None
                                   14 years    & CEO, Building Industry
                                               Association of Hawaii;
                                               Vice President, Wallpaper
                                               Hawaii, Ltd.

Kim F. Scoggins (64)   Director Unlimited Term Commercial Real Estate,  2  None
                                   14 years    Colliers Monroe Friedlander,
                                               Inc. Real Estate,
                                               1250 Oceanside Partners


INTERESTED DIRECTORS
--------------------
*Terrence K.H. Lee(54)Director, Unlimited Term Director, President and  2  None
                      Chairman,   23 years     CEO, Lee Financial Group Inc.,
                      President                Lee Financial Securities, Inc.,
                      and CEO                  and Lee Financial Recordkeeping,
                                               Inc.

OFFICERS
--------
Nora B. Simpson (51)   Treasurer, Chief        Vice President, CCO, CFO and
                       Compliance Officer,     Treasurer, Lee Financial Group
                       Assistant Secretary     Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.


Charlotte A. Meyer (58) Assistant Treasurer    Director, Assistant Treasurer
                                               and Vice President, Lee Financial
                                               Group Inc., Lee Financial
                                               Securities, Inc., and Lee
                                               Financial Recordkeeping, Inc.

Lugene Endo Lee (55)    Secretary              Director, Secretary and Vice
                                               President, Lee Financial Group
                                               Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.

Terrence K.H. Lee and Lugene Endo Lee are husband and wife.
Terrence K.H. Lee is an interested person of First Pacific Mutual Fund, Inc. by virtue of his relationship as a Director, Officer and Shareholder of the Investment Manager, as a Director and Officer of the principal underwriter and transfer agent and has had a material and professional relationship with the Corporation for the last two completed calendar years.
**Each Director oversees two portfolios of the Company that are currently offered for sale.

      Each Director possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Director. The cumulative background of each Director led to the conclusion that each Director should serve as a Director for the Fund. Mr. Chow has substantial local business and management experience as an office technology specialist. Mr. Keala's experience as an account executive for two operating companies brings significant local business and sales experience to the Board. Mr. Marlowe has more than 30 years of business, leadership and entrepreneurial experience as founder and president of a business enterprise and currently as owner of a local sales and marketing firm. Ms. Nakamura has substantial business and management experience as a senior executive with operating companies and previous experience as a board member of another mutual fund. Mr. Scoggins has substantial business experience as a senior executive of a commercial real estate firm and has previous experience as a board member of another mutual fund. Mr. Lee brings over three decades of investment management and senior executive business experience as an investment adviser and as the founder, director, president and chief executive officer of the Fund's
Investment Manager, transfer agent and distributor.

Audit Committee
	The Audit Committee of the Fund ("Committee") oversees the Fund's financial reporting process and internal controls and monitors the Fund's internal audit plans. With the assistance of the independent accountants of the Fund, the Committee ensures the adequacy of Fund reporting, internal controls and personnel, information systems, quality of the Fund's accounting principles, clarity of the Fund's financial disclosures and degree of aggressiveness or conservatism of accounting principles.

	The Committee provides assistance to the Fund's Directors in fulfilling their responsibilities to the Fund relating to fund accounting, reporting practices of the Fund, and the quality and integrity of the financial reports of the Fund. In so doing, it is the responsibility of the Committee to maintain a free and open means of communication among the Directors, the independent accountants and the Fund's officers.

	Each non-interested Director serves as a member of the Committee.

	The Audit Committee held three meetings during the fiscal year ended September 30, 2011.

Nominating Committee
	The Nominating Committee's mission is to promote the effective participation of qualified individuals on the Board of Directors and Committees of the Board.

	Each non-interested Director serves as a member of the Nominating
Committee.

	The Nominating Committee held two meetings during the fiscal year ended September 30, 2011.

	The Nominating Committee will not consider nominees recommended by security holders.

	The Board is currently composed of six Directors, five of whom are "disinterested directors." The Board has appointed Mr. Lee, the Board's only interested Director, to serve as the Chairman of the Board. The Board has also engaged the Investment Manager to manage and administer the Fund. All parties engaged to render services to the Fund are subject to the oversight of the Board. The Chairman presides at meetings, oversees preparation of meeting agenda, serves as liaison to the third-party service providers and other Directors and officers and performs such acts and duties as may be permitted by the Fund's Articles of Incorporation, Bylaws, Fund policies and governing law. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board conducts regular meetings at least four times a year and special meetings, either in person or telephonic, to ensure the uninterrupted oversight and management of the Fund. The Board also relies on professionals, such as the independent registered public accountants and legal counsel, and the Fund's Chief Compliance Officer to assist the Directors in performing their oversight responsibility. The Board has established the committees described above and may establish ad hoc committees from time to time to assist the Board in fulfilling its oversight. The Board does not have a lead independent director; however, the Board reviews its leadership structure during its periodic self-assessments and based on that review, has determined that its leadership structure is appropriate because each of the Board's standing committees are comprised exclusively of the disinterested Directors of the Fund. This leadership structure enables the Board to exercise informed and independent judgment over matters under its purview by the delegation of responsibility among committees of the Board lead by independent Directors, the frequent communications with professionals retained to serve the Fund, including the Investment Manager, legal counsel, financial and accounting professionals and compliance personnel that enhance the Board's oversight.

	The Board performs its risk oversight function for the Fund through a combination of direct oversight by the Board as a whole and its committees and indirectly through the Investment Manager, Fund officers, compliance personnel and other service providers. The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Day-to-day risk management functions are within the responsibilities of the Investment Manager and the other service providers retained to carry out the Fund's investment management and business affairs. The Board provides risk oversight through: receiving and reviewing on a regular basis reports on a variety of matters, including matters related to risk assessments determined by the Investment Manager and other service providers; receiving, reviewing and approving compliance policies and procedures; periodic meetings with the portfolio manager to review investment policies, strategies and risks; meetings with key personnel from the principal service providers to review, discuss and provide guidance and direction with respect to the activities and operations of the Fund; and meeting regularly with the Chief Compliance Officer of the Fund to discuss compliance findings and issues. The Audit Committee also receives periodic reports from the Fund's independent registered public accounting firm and from the Fund's Treasurer on internal control, disclosure controls and procedures and financial reporting matters.

	The Board also relies on the Investment Manager, with respect to day-to-day operations and activities of the Fund, to create and maintain processes and controls to minimize risk and the likelihood of adverse effects on the Fund's business and reputation.

Set forth below is the dollar range of securities of the Fund or the Corporation beneficially owned by the Director as of December 31, 2011:

                                                    Aggregate Dollar Range of
                                        Securities in all Registered Investment
               Dollar Range of Securities    Companies overseen by Director in
Name of Director    In the Fund               Family of Investment Companies
------------------------------------------------------------------------------
Disinterested Directors
-------------------------
Clayton W.H. Chow           none                     $1 - $10,000
Lynden M. Keala             $50,001 - $100,000       $50,001 - $100,000
Stuart S. Marlowe           $1 - $10,000             $10,001 - $50,000
Karen T. Nakamura           none                     over $100,000
Kim F. Scoggins             $10,001 - $50,000        $10,001 - $50,000

Interested Directors
--------------------
Terrence K.H. Lee           over $100,000            over $100,000


	The compensation of the Officers, other than the Corporation's Chief Compliance Officer, who are interested persons (as defined in the 1940 Act) of the Investment Manager is paid by the Investment Manager. The Corporation pays the compensation of all other Directors of the Corporation who are not interested persons of the Investment Manager for services or expenses incurred in connection with attending meetings of the Board of Directors and pays the compensation of the Chief Compliance Officer. The Directors and Officers as a group own 1.53% of the Fund's shares. Set forth below is the Directors and Chief Compliance Officer's compensation for the most recent fiscal year:

             Aggregate    Pension or
Name of      Compensation Retirement Benefits  Estimated       Total
Person,      From         Accrued As Part of   Annual Benefits Compensation
Position     Corporation  Corporation Expenses Upon Retirement From Corporation
-------------------------------------------------------------------------------
Disinterested Directors
-----------------------
Clayton W.H. Chow $1,500.00     0                   0          $1,500.00
Director

Lynden M. Keala   $1,500.00     0                   0          $1,500.00
Director

Stuart S. Marlowe $1,500.00     0                   0          $1,500.00
Director

Karen T. Nakamura $  900.00     0                   0          $  900.00
Director

Kim F. Scoggins   $1,500.00     0                   0          $1,500.00
Director

Chief Compliance Officer
------------------------
Nora B. Simpson    $67,500      0                   0          $67,500

Interested Directors
--------------------
Terrence K.H. Lee  $0.00        0                   0          $0.00
Director, Chairman, President and CEO


Code of Ethics
	The Corporation has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits personnel to purchase and sell securities for their personal accounts, including securities that may be purchased or held by the Fund. The Distributor and Investment Manager have adopted a joint Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Advisers Act of 1940, as amended, that permits personnel to purchase and sell securities for their personal accounts, including securities that may be purchased or held by the Fund.

Proxy Voting Policies
	The Proxy Voting Procedures ("Procedures") of the Corporation are attached as Exhibit A to this SAI. The purpose of these Procedures is to set forth the process by which the Fund will vote proxies related to the assets in its investment portfolio. The Procedures have been approved by the Board and may be amended only by the Board.

	The Board has delegated its voting responsibilities and duties with respect to proxy votes for portfolio securities to Lee Financial Group Inc., provided that voting determinations are made in accordance with proxy voting procedures and guidelines that have been approved by the Board.

	Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available, without charge, upon request, by contacting the Investment Manager at (800) 354-9654 or by visiting the Fund's website at www. leehawaii.com or the SEC's website at www.sec.gov.

Disclosure of Portfolio Holdings Policies
	The Policies and Procedures Relating to Selective Disclosure of Portfolio Holdings ("Procedures") of the Corporation are attached as Exhibit B to this SAI.


                       INVESTMENT MANAGEMENT AGREEMENT

	Subject to the authority of the Directors and under the laws of the State of Maryland, the Investment Manager and the Corporation's Officers will supervise and implement the Fund's investment activities. The Investment
Manager implements the investment program of the Fund and the composition of its portfolio on a day-to-day basis.

	The Investment Management Agreement between the Investment Manager and the Corporation provides that the Investment Manager will provide portfolio management services to the Fund including the selection of securities for the Fund to purchase, hold or sell, supply investment research to the Fund and the selection of brokers through whom the Fund's portfolio transactions are executed. The Investment Manager is responsible for evaluating the portfolio and overseeing its performance.

	The Investment Manager also administers the business affairs of the Corporation, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its Officers and employees to serve without compensation as Directors and Officers of the Corporation, other than as the Corporation's Chief Compliance Officer, if duly elected to such positions. The Investment Manager provides or pays the cost of certain management, supervisory and administrative services required in the normal operation of the Corporation. This includes investment management and supervision, remuneration of Directors, Officers, other than the Corporation's Chief Compliance Officer, and other personnel, rent, and such other items that arise in daily corporate administration. Daily corporate administration includes the coordination and monitoring of any third parties furnishing services to the Corporation, providing the necessary office space, equipment and personnel for Fund business and assisting in the maintenance of the Fund's federal registration statement and other documents required to comply with federal and state law. Not considered normal operating expenses, and therefore payable by the Corporation, are organizational expenses, custodian fees, shareholder services and transfer agency fees, taxes, interest, governmental charges and fees, including registration of the Fund and its shares with the SEC and the Securities Departments of the various States, brokerage costs, dues and all extraordinary costs and expenses including but not limited to legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Corporation, its Directors or Officers may be subject or a party thereto. As compensation for the services provided by the Investment Manager, the Fund pays the Investment Manager a fee at the annual rate of one percent (1.00%) of its average daily net assets.

	Fees paid by the Fund for the period from commencement of operations on June 10, 2011 through September 30, 2011:
                          Investment Management
                                Agreement
                                ---------
                                 $39,407

	The Investment Management Agreement provides that the Investment Manager shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Manager in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Investment Management Agreement.

	In the event the expenses of the Fund for any fiscal year exceed the limit set by applicable regulation of state securities commissions, if any, the compensation due to the Investment Manager hereunder will be reduced by the amount of such excess.

	The current Investment Management Agreement between the Fund and the Investment Manager was initially approved on January 19, 2011. The Investment Management Agreement continues in effect for a period of more than two years from the initial date of approval, so long as such continuance is specifically approved at least annually by the Directors or by a vote of the majority of the outstanding voting securities of the Fund, and, provided also that such continuance is approved by a vote of the majority of the Directors who are not parties to the Agreement or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. The Investment Management Agreement provides that either party may terminate by giving the other not more than sixty days', nor less than thirty days', written notice. The Investment Management Agreement will terminate automatically if assigned by either party.

	The Investment Manager's activities are subject to the review and supervision of the Corporation's Board of Directors, to whom the Investment Manager renders periodic reports of the Fund's investment activities.

	The Investment Manager also serves as administrator for the Corporation pursuant to an Administrative Agreement initially approved by the Directors on January 19, 2011. The Administrative Agreement has an initial term of two years and thereafter is subject to annual renewal by the Directors, including the Directors who are not interested persons of the Corporation.
Administrative services shall include the compliance matters of the Fund. Pursuant to the Administrative Agreement, the administrator will receive a fee calculated at an annual rate of up to 0.05 of one percent (0.05%) of the Fund's average daily net assets.

	As the administrator, the Investment Manager shall furnish the Fund administrative services. Administrative services shall include, but are not limited to, the following compliance matters of the Fund: filings with the SEC, FINRA, and state and other regulatory organizations (updating, amending and filing prospectus, annual and semi-annual reports, proxy material and blue sky requirements); establishing and maintaining written supervisory procedures and compliance manuals; researching and communicating changes in applicable rules and regulations; and preserving all books and records.

	Fees paid by the Fund for the period from commencement of operations on June 10, 2011 through September 30, 2011:
                               Administrative
                                 Agreement
                                 --------
                                   $788

	Mr. Lee, Director, President and Chief Executive Officer of the Investment Manager, Ms. Meyer, Director, Vice President and Assistant Treasurer of the Investment Manager, Ms. Lee, Director, Vice President and Secretary of the Investment Manager, and Ms. Simpson, Vice President, Chief Compliance Officer, Chief Financial Officer and Treasurer of the Investment Manager, are affiliated with both the Corporation and the Investment Manager. Mr. Lee owns the majority of the stock of, and controls, the Investment Manager. The stock of the Investment Manager, owned by Mr. Lee and by other stockholders who are not controlling persons, is subject to certain agreements providing for rights of first refusal as to such stock.

	As of December 31, 2011, the following persons held of record or beneficially 5% or more of the outstanding shares of the First Pacific Low Volatility Fund Investor Class:

			Charles Schwab & Co. Inc.
			Special Cust Account for the Exclusive Benefit of Customers
			Attn:  Mutual Funds
			101 Montgomery Street
			San Francisco, CA  94104-4122
			Beneficial Owner
			61.05%

			TD Ameritrade, Inc.
			for the Exclusive Benefit of our Clients
			PO Box 2226
			Omaha, NE  68103-2226
			38.95%

                             PORTFOLIO MANAGERS

	Terrence K.H. Lee, Cory M. Nakamura, and Brian K. Ishihara serve as the portfolio managers of the Fund.

	Other Accounts Managed: The following provides information regarding other accounts, other than the Fund, managed by the portfolio managers as of September 30, 2011.

                                            Number of
                                            Accounts         Total Assets
                                          Managed with        Managed With
              Number of                   Performance-        Performance-
Type of       Accounts    Total Assets       Based              Based
Accounts       Managed      Managed      Advisory Fees       Advisory Fees
--------     ---------    ------------   -------------       -------------
Terrence K.H. Lee
-----------------
Registered Investment
Companies       None        $0               None              $0

Other Pooled Investment
Vehicles        None        $0               None              $0

Other Accounts     6        $ 1,520,776      None              $0

Brian K. Ishihara
-----------------
Registered Investment
Companies       None        $0               None              $0

Other Pooled Investment
Vehicles        None        $0               None              $0

Other Accounts  471         $40,792,816      None              $0

Cory M. Nakamura
----------------
Registered Investment
Companies       None        $0               None              $0

Other Pooled Investment
Vehicles        None        $0               None              $0

Other Accounts  165         $15,719,031      None              $0

	Ownership of Securities as of September 30, 2011: Mr. Lee beneficially owned 20,001 shares of the Fund. Mr. Ishihara and Mr. Nakamura did not beneficially own any shares of the Fund.

	Compensation: The portfolio managers' compensation is a fixed salary that is based on core job responsibilities and business considerations. Their salary is not based on Fund or account performance. In addition, all employees meeting certain participant requirements, including the portfolio managers, are eligible to participate in the Investment Manager's 401k plan profit sharing plan, in which certain employer contributions are based on the overall financial condition of the Investment Manager.

	Conflicts of Interest: Mr. Lee, Mr. Nakamura and Mr. Ishihara are responsible for managing the Fund as well as other accounts. Mr. Lee, Mr. Nakamura and Mr. Ishihara may manage accounts which may have materially higher or lower fee arrangements than the Fund. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, it is possible that due to varying investment restrictions among accounts or other reasons, certain investments could be made for some accounts and not others, or conflicting investment positions could be taken among accounts.

	The Investment Manager has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The firm seeks to provide best execution of all securities transactions and may aggregate and then allocate securities to client accounts. To this end, the Investment Manager has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Manager and the Fund have adopted policies limiting the circumstances under which cross-trades may be effected by the Investment Manager between the Fund and another client account. The Investment Manager conducts periodic reviews of trades for consistency with these policies.

                                  CUSTODIAN

	Union Bank, N.A., 350 California Street, 6th Floor, San Francisco, California 94104, is the global custodian for the Fund and has custody of all securities and cash pursuant to the terms of a custodian agreement with the Corporation. The custodian, among other things, attends to the collection of principal and income, and payment for the collection of proceeds of securities bought and sold by the Fund.


                               FUND ACCOUNTING

	Ultimus Fund Solutions, LLC., 225 Pictoria Drive, Suite #450, Cincinnati, Ohio 45246, provides fund accounting services for the Corporation. The monthly accounting fee schedule for the Fund is as follows:

	Calculated fee will be based upon prior month average net assets for the
Fund:
		Base fee per year of $36,000.00 ($3,000 per month) plus:
		First $500 million of average daily net assets, .010% (1 basis point)
		In excess of $500 million, .005% (1/2 basis point)
		The above base fee assumes one portfolio, with a single class of shares.
		Additionally, the portfolio is charged $250.00 per month for performance reporting.
		The base fee above will be reduced to $1,500 for the first month and $2,000 for the second and third months of the Fund's operations.

	Fees paid by the Fund for the period from commencement of operations on June 10, 2011 through September 30, 2011:
                            Fund Accounting
                               Agreement
                               ---------
                                $11,836

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

	The independent registered public accounting firm for the Corporation is Tait, Weller & Baker LLP, 1818 Market Street, Suite #2400, Philadelphia, Pennsylvania 19103-2108.

                              PORTFOLIO TRANSACTIONS

	The Investment Manager will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and the Investment Manager, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the Investment Manager. Since statistical and other research information is only supplementary to the research efforts of the Investment Manager and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Fund or the Investment Manager may (subject always to best price and execution) take into consideration that certain firms provide market, statistical or other research information to the Fund. Such market, statistics and other research information may be used by the Investment Manager in servicing other accounts and not all of the information may be used in connection with the Fund. Securities may be acquired through firms that are affiliated with the Corporation, its Investment Manager, or its Distributor and other principal underwriters acting as agent, and not as principal. Transactions will only be placed with affiliated brokers if the price to be paid by the Fund is at least as good as the price the Fund would pay to acquire the security from other unaffiliated parties.

	If it is believed to be in the best interests of the Fund, the Investment Manager may place portfolio transactions with unaffiliated brokers or dealers who provide the types of service (other than sales) described above, even if it means the Fund will have to pay a higher commission (or, if the dealer's profit is part of the cost of the security, will have to pay a higher price for the security) than would be the case if no weight were given to the broker's or dealer's furnishing of those services. This will be done, however, only if, in the opinion of the Investment Manager, the amount of additional commission or increased cost is reasonable in relation to the value of the services.

	If purchases or sales of securities of the Fund and of one or more other clients advised by the Investment Manager are considered at or about the same time, transactions in such securities will be allocated among the several clients in a manner deemed equitable to all by the Investment Manager, taking into account the respective size of the Fund and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions generally will be beneficial to the Fund.

	The Directors have adopted certain policies incorporating the standards of Rule 17e-1 under the 1940 Act issued by the SEC which requires that the commission paid to the Distributor and other affiliates of the Corporation must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Distributor to furnish reports to the Directors and to maintain records in connection with such reviews.

	The Investment Manager places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Fund, the Investment Manager will seek the best execution of the Fund's orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Investment Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed above. Although the Fund may use broker-dealers that sell
Fund shares to effect the Fund's portfolio transactions, the Investment Manager will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

 	As permitted by Section 28(e) of the Securities Act of 1934, as amended ("1934 Act"), the Investment Manager may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Investment Manager an amount of disclosed commission or spread for effecting a securities transaction for the Fund in excess of the commission or spread which another broker-dealer would have charged for effecting that transaction.

	For the period from commencement of operations on June 30, 2011 through September 30, 2011, the Fund paid $7,254.11 in brokerage commissions.

	The Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents that the Fund has acquired during the Fund's most recent fiscal year. During the period from commencement of operations on June 30, 2011 through September 30, 2011, the Fund acquired and sold securities of its regular broker/dealers. As of September 30, 2011, the Fund held securities of its regular broker/dealers as follows:

                  Broker/Dealer             Value as of September 30, 2011
                  -------------             ------------------------------
                  Royal Bank of Canada          $850,400
                  Barclay's Bank PLC            $834,900
                  JP Morgan Chase & Co.         $453,900
                  American Express Company      $300,830

	The Fund may invest in fixed income securities, which are generally not subject to stated brokerage commissions, but are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

	During the period from commencement of operations on June 10, 2011 through September 30, 2011, the Fund did not effect brokerage transactions with the Distributor or any other affiliated broker.

                      PURCHASING AND REDEEMING FUND SHARES

	Shares of the Fund may be purchased and redeemed by customers of broker-dealers or other financial intermediaries ("Service Agents") which have established a shareholder servicing relationship with their customers. These Service Agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Service Agent, or authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by a Service Agent or authorized designee. Service Agents may impose additional or different conditions on purchases or redemptions of Fund shares and may charge transaction or other account fees. The Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding additional or different purchase or redemption conditions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Amounts paid to Service Agents may include transaction fees and/or service fees, which would not be imposed if shares of the Fund were purchased directly from the Distributor. Service Agents may provide shareholder services to their customers that are not available to a shareholder dealing directly with the distributor.

	Service Agents may enter confirmed purchase and redemption orders on behalf of their customers. If shares of the Fund are purchased in this manner, the Service Agent must receive your investment order before the close of the New York Stock Exchange, and transmit it to the Fund's Transfer Agent prior to a designated time contracted with the Fund to receive that day's share price. Proper payment for the order must be received by the Transfer Agent in accordance with settlement instructions agreed upon between the Fund and the Service Agent. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

	The Investment Manager and its affiliates provide additional cash payments out of their own resources to financial intermediaries that sell shares of the Fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees paid by the Fund. Cash compensation also may be paid to intermediaries for inclusion of the Fund on a sales list or in sales programs. These payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the Fund to you.

	The issuance of shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place. To avoid additional operating costs and for investor convenience, share certificates will not be issued.

	Under certain circumstances, an investor may purchase Fund shares by delivering to the Fund securities eligible for the Fund's portfolio. All in-kind purchases are subject to prior approval by the Investment Manager. Prior to sending securities to the Fund with a purchase order, investors must contact the Investment Manager at (808) 988-8088 for verbal approval on the in-kind purchase. Acceptance of such securities will be at the discretion of the Investment Manager based on its judgment as to whether, in each case, acceptance of the securities will allow the Fund to acquire the securities at no more than the cost of acquiring them through normal channels. Fund shares purchased in exchange for securities are issued at the net asset value next determined after receipt of securities and the purchase order. Securities accepted for in-kind purchases will be valued in the same manner as portfolio securities at the value next determined after receipt of the purchase order. Approval of the Investment Manager of in-kind purchases will not delay valuation of the securities accepted for in-kind purchases or Fund shares issued in exchange for such securities. The in-kind exchange, for tax purposes, constitutes the sale of one security and the purchase of another.
The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

	The minimum initial investment for Fund shares is $2,500.00 and the minimum subsequent purchase amount is $100.00. This requirement may be waived under certain circumstances. There are no investment minimums for 401k accounts.

                               THE DISTRIBUTOR

	Shares of the Fund are offered on a continuous basis through Lee Financial Securities, Inc. 2756 Woodlawn Drive, #6-201, Honolulu, Hawaii 96822 (the "Distributor"), a wholly-owned subsidiary of the Investment Manager. Pursuant to a Distribution Agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers and brokers, and is obligated to purchase only those shares for which it has received purchase orders. A discussion of how to purchase and redeem Fund shares and how Fund shares are priced is contained in the Prospectus.

	Mr. Lee, Director, President and Chief Executive Officer of the Distributor, Ms. Meyer, Director, Vice President and Assistant Treasurer of the Distributor, Ms. Lee, Director, Vice President and Secretary of the Distributor, and Ms. Simpson, Vice President, Chief Compliance Officer, Chief Financial Officer and Treasurer of the Distributor, are affiliated with both the Corporation and the Distributor. Under the Distribution Agreement between the Corporation and the Distributor, the Distributor pays the expenses of distribution of Fund shares, including preparation and distribution of literature relating to the Fund and their investment performance and advertising and public relations material. The Corporation bears the expenses of registration of its shares with the SEC and of sending prospectuses to existing shareholders. The Distributor pays the cost of qualifying and maintaining qualification of the shares for sale under the securities laws of the various states and permits its Officers and employees to serve without compensation as Directors and Officers of the Corporation if duly elected to such positions.

	The Distribution Agreement continues in effect from year to year if specifically approved at least annually by the shareholders or Directors of the Corporation and by the Corporation's disinterested Directors in compliance with the 1940 Act. The Agreement may be terminated without penalty upon thirty days written notice by either party and will automatically terminate if it is assigned.

	Investor Class shares are subject to a Distribution Plan. The amounts payable to the Distributor under the Distribution Plan may not fully reimburse the Distributor for its actual distribution related expenses. Distribution Plan payments are subject to limits under the rules of the FINRA.

	Under the Distribution Plan, the Fund will pay the Distributor for expenditures which are primarily intended to result in the sale of the Fund's shares such as advertising, marketing and distributing the Fund's shares and servicing the Fund's investors, including payments for reimbursement of and/or compensation to brokers, dealers, certain financial institutions, (which may include banks) and other intermediaries for administrative and accounting services for investors who are also their clients. Such third party institutions will receive fees based on the average daily value of the Fund's shares owned by investors for whom the institution performs administrative and accounting services.

	The current Distribution Plan was initially approved on January 19, 2011 and provides that it will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Directors and also by a vote of the disinterested Directors, cast in person at least annually at a meeting called for the purpose of voting on the Distribution
Plan. The Distribution Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by a vote of a majority of the outstanding voting shares of the Fund, and all material amendments of a Distribution Plan must be approved by the Directors and also by the disinterested Directors. The Plan may be terminated at any time by a vote of a majority of the disinterested Directors or by a vote of a majority of the outstanding voting shares of the Fund. While the Distribution Plan is in effect, selection of the nominees for disinterested Directors is committed to the discretion of the disinterested Directors.

	The Distribution Plan provides that the Fund may incur certain expenses which may not exceed a maximum amount equal to 0.25% of the average daily net assets of the Fund. Under the Distribution Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid monthly, of up to 0.25% of the average daily net assets of the Fund. The Distribution Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Fund the fee agreed to under the Distribution Plan. Payments under the Distribution Plan are tied exclusively to marketing and distribution expenses actually incurred by the Distributor, and the payments may not exceed distribution expenses actually incurred.

	The Plan provides that the Distributor must submit quarterly reports to the Directors setting forth all amounts paid under the Distribution Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Directors.

	Distribution Plan payments by the Fund by category for the period June 10, 2011 (commencement of operations) through September 30, 2011 were as follows: Rent: $1,237; Utilities: $112; Salaries and Wages: $4,262; Employee
Benefits: $300; Total: $5,911.

                               TRANSFER AGENT

	Lee Financial Recordkeeping, Inc., 2756 Woodlawn Drive, #6-201, Honolulu, Hawaii 96822, a wholly-owned subsidiary of the Investment Manager, serves as transfer agent, dividend disbursing agent and redemption agent pursuant to a Transfer and Dividend Disbursing Agent Agreement initially approved by the Directors on January 19, 2011. The Transfer and Dividend Disbursing Agent Agreement is subject to annual renewal by the Directors, including the Directors who are not interested persons of the Corporation or of the Transfer Agent. Pursuant to the Transfer and Dividend Disbursing Agent Agreement, the Transfer Agent will receive a fee calculated at an annual rate of 0.06 of one percent (0.06%) of the Fund's average daily net assets and will be reimbursed out-of-pocket expenses incurred on the Fund's behalf.

	The Transfer Agent acts as paying agent for all Fund expenses and provides all the necessary facilities, equipment and personnel to perform the usual or ordinary services of the Transfer and Dividend Disbursing Agent, including: receiving and processing orders and payments for purchases of shares, opening stockholder accounts, preparing annual stockholder meeting lists, mailing proxy material, receiving and tabulating proxies, mailing stockholder reports and prospectuses, withholding certain taxes on nonresident alien accounts, disbursing income dividends and capital distributions, preparing and filing U.S. Treasury Department Form 1099 (or equivalent) for all stockholders, preparing and mailing confirmation forms to stockholders for all purchases and redemptions of the Fund's shares and all other confirmable transactions in stockholders' accounts, recording reinvestment of dividends and distributions of the Fund's shares and causing redemption of shares for and disbursements of proceeds to stockholders.

	The Shareholder Services Agreement does not duplicate services provided under the Transfer Agent Agreement. Clerical services provided by the Transfer Agent on behalf of the Fund under the Shareholder Services Agreement include personnel as needed, equipment and supplies to respond to and process the shareholder inquiries. Bookkeeping services provided by the Transfer Agent on behalf of the Fund pursuant to the Shareholder Services Agreement, are generally limited to records of transactions and expenditures originating with the Transfer Agent in connection with providing supplemental shareholder services and maintaining shareholder relations and communications.
As compensation for its clerical, bookkeeping and shareholder services, the Transfer Agent receives a fee computed daily and payable monthly, at an annualized rate of up to 0.10% of the average daily net assets of the Fund.

	Fees paid by the Fund for the period from commencement of operations on June 10, 2011 through September 30, 2011:
                  Transfer Agent           Shareholder Services
                   Agreement                    Agreement
                   ---------                    ---------
                    $2,364                       $3,941

Financial Statements
	The Financial Statements for the fiscal year ended September 30, 2011, Financial Highlights for the respective periods presented and the report of Tait, Weller & Baker LLP are incorporated by reference into this SAI. However, no other parts of the 2011 Annual Report to Shareholders are incorporated by reference to this SAI. Shareholders may get copies of the Annual Report free of charge by calling the Corporation at the telephone number on the front page of this SAI or by visiting the Fund's website at www.leehawaii.com.

EXHIBIT A


                     FIRST PACIFIC LOW VOLATILITY FUND

                          PROXY VOTING PROCEDURES


I.	INTRODUCTION
       The following represents the Proxy Voting Procedures ("Procedures") of First Pacific Low Volatility Fund (the "Fund"). The purpose of these Procedures is to set forth the process by which the Fund will vote proxies related to the assets in its investment portfolio. These Procedures have been approved by the Board of the Fund and may be amended only by the Board.

II.	DELEGATION OF VOTING RESPONSIBILITY
       The Board hereby delegates its voting responsibilities and duties with respect to proxy votes for portfolio securities of the Fund to Lee Financial Group Inc. ("Adviser"), the Investment Adviser of the Fund, provided that voting determinations are made in accordance with proxy voting procedures and guidelines that have been approved by the Board.

III.	APPROVAL AND REVIEW OF PROCEDURES
       The Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for its clients, as attached hereto as an exhibit. The Board hereby approves such procedures.


                            LEE FINANCIAL GROUP INC.

                             PROXY VOTING POLICIES


I.	INTRODUCTION

       Lee Financial Group Inc. ("Adviser") is the investment adviser to the First Pacific Low Volatility Fund (the "Fund"), a series of First Pacific Mutual Fund, Inc. and certain individuals ("Accounts" and collectively with the Fund "Clients"). The Adviser has the authority to vote proxies for the Fund. The Adviser does not have authority to vote proxies for the Accounts. Therefore, under normal circumstances the Adviser does not vote proxies for clients other than the Fund.

	An independent third party proxy service, Institutional Shareholder Services ("ISS"), has been retained by the Adviser for their fundamental research on the proxy question and subsequent recommendations. Proxies are voted by ISS in accordance with their proxy voting guidelines with the intent of serving the best interests of the Fund. The Adviser has directed ISS that in the event shares are going to be blocked from trading or otherwise will be restricted in the specific country from the time the vote is cast until the adjournment of the meeting, ISS will abstain from voting.

	ISS will inform Adviser's appropriate portfolio manager of any proxies that do not fall within the adopted guidelines, and will send the proxies in question to the portfolio manager for review, documentation of vote rationale, and signature.

       In voting proxies, the Adviser is guided by general fiduciary principles. The Adviser will act prudently, solely in the interest of the beneficial owners of the Fund.

II.	CONFLICTS OF INTERESTS

       The Adviser may be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. Conflicts may arise as to votes involving an investment company's investment adviser, the underwriter, their affiliates or affiliates of the investment company. In such cases, the proxy shall be voted consistent with the recommendations of ISS provided that the Adviser believes that such a vote is consistent with the best interests of the Fund.

III.	PROXY ADMINISTRATION

	Adviser provides ISS with daily holdings of the Fund. ISS has approved guidelines from LFG to ensure that all issues are voted. Quarterly reports are generated by ISS indicating the number of shares and how the shares were voted. The reports are reviewed quarterly.

       A report summarizing each corporate issue and corresponding proxy vote will be available to clients upon request.





                   2012 U.S. Proxy Voting Concise Guidelines

                              December 20, 2011








                     Institutional Shareholder Services Inc.





                   2012 U.S. Proxy Voting Concise Guidelines


The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of ISS' 2012 proxy voting guidelines can be found at http://www.issgovernance.com/files/2012USSummaryGuidelines.pdf


Routine/Miscellaneous

Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
[Bullet]	An auditor has a financial interest in or association with the
		company, and is therefore not independent;
[Bullet]	There is reason to believe that the independent auditor has
		rendered an opinion which is neither accurate nor indicative of the
		company's financial position;
[Bullet]	Poor accounting practices are identified that rise to a serious
		level of concern, such as: fraud; misapplication of GAAP; and
		material weaknesses identified in Section 404 disclosures; or
[Bullet]	Fees for non-audit services ("Other" fees) are excessive.

Non-audit fees are excessive if:
[Bullet]	Non-audit ("other") fees >audit fees + audit-related fees + tax
		compliance/preparation fees

Board of Directors

Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be determined CASE-BY-CASE.
Four fundamental principles apply when determining votes on director nominees:
	1.	Board Accountability
	2.	Board Responsiveness
	3.	Director Independence
	4.	Director Competence


1.	Board Accountability
Vote AGAINST1 or WITHHOLD from the entire board of directors (except new Nominees2, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses:

	Classified Board Structure:
	1.1.	The board is classified, and a continuing director responsible for
		a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election -- any or all appropriate nominees (except new) may be held accountable;

	Director Performance Evaluation:

	1.2.	The board lacks accountability and oversight, coupled with
		sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company's four- digit
		GICS industry group (Russell 3000 companies only). Take into consideration the company's five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:
		[Bullet]A classified board structure;
		[Bullet]A supermajority vote requirement;
		[Bullet]Either a plurality vote standard in uncontested
			director elections or a majority vote standard with no plurality carve-out for contested elections;
		[Bullet]The inability of shareholders to call special meetings; [Bullet]The inability of shareholders to act by written
			consent;
		[Bullet]A dual-class capital structure; and/or
		[Bullet]A non-shareholder- approved poison pill.

Poison Pills:

	1.3.	The company's poison pill has a "dead-hand" or "modified dead-hand"
		feature. Vote WITHOLD or AGAINST every year until this feature is
		removed;
	1.4.	The board adopts a poison pill with a term of more than 12 months
		("long-term pill"), or renews any existing pill, including any
		"short-term" pill (12 months or less), without shareholder
		approval. A commitment or policy that puts a newly adopted pill to
		a binding shareholder vote may potentially offset an adverse vote
		recommendation. Review such companies with classified boards every
		year, and such companies with annually elected boards at least once
		every three years, and vote AGAINST or WITHHOLD votes from all
		nominees if the company still maintains a non-shareholder-approved
		poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov. 19,
                2009); or
	1.5.	The board makes a material adverse change to an existing poison
		pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

  1 In general, companies with a plurality vote standard use "Withhold" as the contrary vote option in director elections; companies with a majority vote standard use "Against". However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

  2 A "new nominee" is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a "new nominee" if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.


	1.6.	The board adopts a poison pill with a term of 12 months or less
		("short-term pill") without shareholder approval, taking into account the following factors:
 		[Bullet]The date of the pill's adoption relative to the
                  	date of the next meeting of shareholders- i.e.
                        whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;
            	[Bullet]The issuer's rationale;
 		[Bullet]The issuer's governance structure and practices;
                        and
          	[Bullet]The issuer's track record of accountability to
                       	shareholders.


Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

	1.7.	The non-audit fees paid to the auditor are excessive (see
                discussion under "Auditor Ratification");
 	1.8.	The company receives an adverse opinion on the company's financial statements from its auditor; or
	1.9.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

	1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company's efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item, or, in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

	1.11.	There is a significant misalignment between CEO pay and
                company performance (pay for performance);
	1.12.	The company maintains significant problematic pay practices;
	1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;
 	1.14.	The company fails to submit one-time transfers of stock
                options to a shareholder vote; or
	1.15.	The company fails to fulfill the terms of a burn rate
                commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

	1.16.	The company's previous say-on-pay proposal received the support of
		less than 70 percent of votes cast, taking into account:
       		[Bullet]The company's response, including:
			[Bullet]Disclosure of engagement efforts with major
				institutional investors regarding the issues that
				contributed to the low level of support;
			[Bullet]Specific actions taken to address the issues that
				contributed to the low level of support;
			[Bullet]Other recent compensation actions taken by the
				company;
		[Bullet]Whether the issues raised are recurring or isolated; [Bullet]The company's ownership structure; and
		[Bullet]Whether the support level was less than 50 percent,
			which would warrant the highest degree of responsiveness.


Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:
	1.17.	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
	1.18.	Failure to replace management as appropriate; or
	1.19.	Egregious actions related to a director's service on other boards
		that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Board Responsiveness
Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

       	2.1.	The board failed to act on a shareholder proposal that
received the
       		support of a majority of the shares outstanding the previous year;
       	2.2.	The board failed to act on a shareholder proposal that
received the
		support of a majority of shares cast in the last year and one of
		the two previous years;
	2.3.	The board failed to act on takeover offers where the majority of
		shares are tendered;
       	2.4.	At the previous board election, any director received more
than 50
		percent withhold/against votes of the shares cast and the company
		has failed to address the issue(s) that caused the high
		withhold/against vote; or
	2.5.	The board implements an advisory vote on executive compensation on
		a less frequent basis than the frequency that received the majority
		of votes cast at the most recent shareholder meeting at which
		shareholders voted on the say-on-pay frequency.

Vote CASE-BY-CASE on the entire board if:

	2.6.	The board implements an advisory vote on executive compensation on
		a less frequent basis than the frequency that received a plurality,
		but not a majority, of the votes cast at the most recent
		shareholder meeting at which shareholders voted on the say-on-pay
		frequency, taking into account:
		[Bullet]The board's rationale for selecting a frequency that is
			different from the frequency that received a plurality;
       		[Bullet]The company's ownership structure and vote results;
		[Bullet]ISS' analysis of whether there are compensation
			concerns or a history of problematic compensation
			practices; and
		[Bullet]The previous year's support level on the company's say-
			on-pay proposal.

3.	Director Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:
	3.1.	The inside or affiliated outside director serves on any of the
		three key committees: audit, compensation, or nominating;
	3.2.	The company lacks an audit, compensation, or nominating committee
		so that the full board functions as that committee;
       	3.3.	The company lacks a formal nominating committee, even if the board
		attests that the independent directors fulfill the functions of such a committee; or
	3.4.	Independent directors make up less than a majority of the
		directors.

4.	Director Competence

Attendance at Board and Committee Meetings:

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:
	4.1.	The company's proxy indicates that not all directors attended 75
		percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.

Generally vote AGAINST or WITHHOLD from individual directors who:

	4.2.	Attend less than 75 percent of the board and committee meetings
		(with the exception of new nominees). Acceptable reasons for director absences are generally limited to the following:
       		[Bullet]Medical issues/illness;
       		[Bullet]Family emergencies; and
       		[Bullet]Missing only one meeting.

These reasons for directors' absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST or WITHHOLD from the director.

Overboarded Directors:

Vote AGAINST or WITHHOLD from individual directors who:

       4.3.	Sit on more than six public company boards; or
       4.4.	Are CEOs of public companies who sit on the boards of more than two
		public companies besides their own- withhold only at their outside
		boards.

Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
	[Bullet]Long-term financial performance of the target company
		relative to its industry;
       	[Bullet]Management's track record;
       	[Bullet]Background to the proxy contest;
       	[Bullet]Qualifications of director nominees (both slates);
	[Bullet	Strategic plan of dissident slate and quality of critique
		against management;
	[Bullet]Likelihood that the proposed goals and objectives can be
		achieved (both slates);
	[Bullet]Stock ownership positions.

Proxy Access
ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.
Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:

	[Bullet]Company-specific factors; and
    	[Bullet]Proposal-specific factors, including:
	[Bullet]The ownership thresholds proposed in the
		resolution (i.e., percentage and duration);
	[Bullet]The maximum proportion of directors that
		shareholders may nominate each year; and [Bullet]The method of determining which nominations
		should appear on the ballot if multiple
		shareholders submit nominations.

Shareholder Rights & Defenses
Exclusive Venue
Vote CASE-BY-CASE on exclusive venue proposals, taking into account:

	[Bullet]Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company's proxy statement; and
	[Bullet]Whether the company has the following good governance features:
      		[Bullet]An annually elected board;
		[Bullet]A majority vote standard in uncontested director
			elections; and
		[Bullet]The absence of a poison pill, unless the pill was
			approved by shareholders.

Poison Pills- Management Proposals to Ratify Poison Pill
Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

	[Bullet]No lower than a 20% trigger, flip-in or flip-over;
	[Bullet]A term of no more than three years;
	[Bullet]No dead-hand, slow-hand, no-hand or similar feature that
		limits the ability of a future board to redeem the pill; [Bullet]Shareholder redemption feature (qualifying offer clause); if
		the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company's existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)
Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses ("NOLs") if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

	[Bullet]The ownership threshold to transfer (NOL pills generally have
		a trigger slightly below 5 percent);
       	[Bullet]The value of the NOLs;
	[Bullet]Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
	[Bullet]The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
	[Bullet]Any other factors that may be applicable.


Shareholder Ability to Act by Written Consent
Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

	[Bullet]Shareholders' current right to act by written consent; [Bullet]The consent threshold;
 	[Bullet]The inclusion of exclusionary or prohibitive language; [Bullet]Investor ownership structure; and
	[Bullet]Shareholder support of, and management's response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

	[Bullet]An unfettered3  right for shareholders to call special
		meetings at a 10 percent threshold;
       	[Bullet]A majority vote standard in uncontested director elections; [Bullet]No non-shareholder-approved pill; and
       	[Bullet]An annually elected board.


CAPITAL/RESTRUCTURING
Common Stock Authorization
Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

	[Bullet]Past Board Performance:
		[Bullet]The company's use of authorized shares during the last
			three years
	[Bullet]The Current Request:
		[Bullet]Disclosure in the proxy statement of the specific
			purposes of the proposed increase;
		[Bullet]Disclosure in the proxy statement of specific and
			severe risks to shareholders of not approving the request; and

  3"Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.


		[Bullet]The dilutive impact of the request as determined by an
			allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

Preferred Stock Authorization
Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

	[Bullet]Past Board Performance:
		[Bullet]The company's use of authorized preferred shares during
			the last three years;
	[Bullet]The Current Request:
		[Bullet]Disclosure in the proxy statement of the specific
			purposes for the proposed increase;
		[Bullet]Disclosure in the proxy statement of specific and
			severe risks to shareholders of not approving the request;
		[Bullet]In cases where the company has existing authorized
			preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and
		[Bullet]Whether the shares requested are blank check preferred
			shares that can be used for antitakeover purposes.

Dual Class Structure
Generally vote AGAINST proposals to create a new class of common stock unless:

	[Bullet]The company discloses a compelling rationale for the dual-class capital structure, such as:
		[Bullet]The company's auditor has concluded that there is
			substantial doubt about the company's ability to continue as a going concern; or
		[Bullet]The new class of shares will be transitory; [Bullet]The new class is intended for financing purposes with minimal
		or no dilution to current shareholders in both the short term and long term; and
	[Bullet]The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.


Mergers and Acquisitions
Vote CASE -BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

	[Bullet]Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
	[Bullet]Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
	[Bullet]Strategic rationale - Does the deal make sense strategically?
		From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
	[Bullet]Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
	[Bullet]Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
	[Bullet]Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION
Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

	1.	Maintain appropriate pay-for-performance alignment, with emphasis
		on long-term shareholder value: This principle encompasses overall
		executive pay practices, which must be designed to attract, retain,
		and appropriately motivate the key employees who drive shareholder
		value creation over the long term. It will take into consideration,
		among other factors, the link between pay and performance; the
		mix between fixed and variable pay; performance goals; and equity-
		based plan costs;
	2.	Avoid arrangements that risk "pay for failure": This principle
		addresses the appropriateness of long or indefinite contracts,
		excessive severance packages, and guaranteed compensation;
	3.	Maintain an independent and effective compensation committee: This
		principle promotes oversight of executive pay programs by directors
		with appropriate skills, knowledge, experience, and a sound process
		for compensation decision-making (e.g., including access to
		independent expertise and advice when needed);
	4.	Provide shareholders with clear, comprehensive compensation
		disclosures: This principle underscores the importance of
		informative and timely disclosures that enable shareholders to
		evaluate executive pay practices fully and fairly;
	5.	Avoid inappropriate pay to non-executive directors: This principle
		recognizes the interests of shareholders in ensuring that
		compensation to outside directors does not compromise their
		independence and ability to make appropriate judgments in
		overseeing managers' pay and performance. At the market level, it
		may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)
Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay -
MSOP) if:

	[Bullet]There is a significant misalignment between CEO pay and
		company performance (pay for performance);
	[Bullet]The company maintains significant problematic pay practices; [Bullet]The board exhibits a significant level of poor communication
		and responsiveness to shareholders.


Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

	[Bullet]There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a
	       combination thereof;
	[Bullet]The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;
	[Bullet]The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or
	[Bullet]The situation is egregious.


Vote AGAINST an equity plan on the ballot if:

	[Bullet]A pay for performance misalignment is found, and a significant portion of the CEO's misaligned pay is attributed to non-performance-based equity awards, taking into consideration:
		[Bullet]Magnitude of pay misalignment;
		[Bullet]Contribution of non-performance-based equity grants to
			overall pay; and
		[Bullet]The proportion of equity awards granted in the last
			three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay- for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

       1.	Peer Group4 Alignment:
		[Bullet]The degree of alignment between the company's TSR rank
			and the CEO's total pay rank within a peer group, as measured over one-year and three-year periods (weighted 40/60);
		[Bullet]The multiple of the CEO's total pay relative to the
			peer group median.

	2.	Absolute Alignment: The absolute alignment between the trend in CEO
		pay and company TSR over the prior five fiscal years - i.e., the
		difference between the trend in annual pay changes and the trend in
		annualized TSR during the period.

  4The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for financial firms), and GICS industry group, via a process designed to select peers that are closest to the subject company, and where the subject company is close to median in revenue/asset size. The relative alignment evaluation will consider the company's rank for both pay and TSR within the peer group (for one- and three-year periods) and the CEO's pay relative to the median pay level in the peer group.


If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, analyze the following qualitative factors to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

	[Bullet]The ratio of performance- to time-based equity awards; [Bullet]The ratio of performance-based compensation to overall
		compensation;
	[Bullet]The completeness of disclosure and rigor of performance
		goals;
       	[Bullet]The company's peer group benchmarking practices; [Bullet]Actual results of financial/operational metrics, such as
		growth in revenue, profit, cash flow, etc., both absolute and relative to peers;
	[Bullet]Special circumstances related to, for example, a new CEO in the prior fiscal year or anomalous equity grant practices (e.g., biennial awards); and
	[Bullet]Any other factors deemed relevant.

Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:
	[Bullet]Problematic practices related to non-performance-based
		compensation elements;
 	[Bullet]Incentives that may motivate excessive risk-taking; and [Bullet]Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation
Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best
practices.   The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

	[Bullet]Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
	[Bullet]Excessive perquisites or tax gross-ups, including any gross-
		up related to a secular trust or restricted stock vesting; [Bullet]New or extended agreements that provide for:
		[Bullet]CIC payments exceeding 3 times base salary and
			average/target/most recent bonus;
		[Bullet]CIC severance payments without involuntary job loss or
			substantial diminution of duties ("single" or "modified single" triggers);
		[Bullet]CIC payments with excise tax gross-ups (including
			"modified" gross-ups).

Incentives that may Motivate Excessive Risk-Taking
       	[Bullet]Multi-year guaranteed bonuses;
	[Bullet]A single or common performance metric used for short- and
		long-term plans;
	[Bullet]Lucrative severance packages;
	[Bullet]High pay opportunities relative to industry peers; [Bullet]Disproportionate supplemental pensions; or
	[Bullet]Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between "sloppy" plan administration versus deliberate action or fraud:

	[Bullet]Reason and motive for the options backdating issue, such as
		inadvertent vs. deliberate grant date changes; [Bullet]Duration of options backdating;
       	[Bullet]Size of restatement due to options backdating; [Bullet]Corrective actions taken by the board or compensation
		committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; ad
	[Bullet]Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.


Board Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board's responsiveness to investor input and engagement on compensation issues:

	[Bullet]Failure to respond to majority-supported shareholder
		proposals on executive pay topics; or
	[Bullet]Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
		[Bullet]The company's response, including:
			[Bullet]Disclosure of engagement efforts with major
				institutional investors regarding the issues that contributed to the low level of support;
			[Bullet]Specific actions taken to address the issues that
				contributed to the low level of support;
			[Bullet]Other recent compensation actions taken by the
				company;
		[Bullet]Whether the issues raised are recurring or isolated; [Bullet]The company's ownership structure; and
		[Bullet]Whether the support level was less than 50 percent,
			which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (Management "Say on Pay") Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
Vote CASE-BY-CASE on proposals to approve the company's golden parachute compensation, consistent with ISS' policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

	[Bullet]Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);
	[Bullet]Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);
	[Bullet]Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;
	[Bullet]Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);
	[Bullet]Potentially excessive severance payments;
	[Bullet]Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;
	[Bullet]In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or
	[Bullet]The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company's separate advisory vote on compensation ("management "say on pay"), ISS will evaluate the "say on pay" proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.


Equity-Based and Other Incentive Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

	[Bullet]The total cost of the company's equity plans is unreasonable; [Bullet]The plan expressly permits repricing;
	[Bullet]A pay-for-performance misalignment is found;
	[Bullet]The company's three year burn rate exceeds the burn rate cap
		of its industry group;
	[Bullet]The plan has a liberal change-of-control definition; or [Bullet]The plan is a vehicle for problematic pay practices.

Social/Environmental Issues

Overall Approach
When evaluating social and environmental shareholder proposals, ISS considers the following factors:

	[Bullet]Whether adoption of the proposal is likely to enhance or
		protect shareholder value;
	[Bullet]Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;
	[Bullet]The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
	[Bullet]Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;
	[Bullet]Whether the company has already responded in some appropriate
		manner to the request embodied in the proposal; [Bullet]Whether the company's analysis and voting recommendation to
		shareholders are persuasive;
	[Bullet]What other companies have done in response to the issue
		addressed in the proposal;
	[Bullet]Whether the proposal itself is well framed and the cost of
		preparing the report is reasonable;
	[Bullet]Whether implementation of the proposal's request would
		achieve the proposal's objectives;
	[Bullet]Whether the subject of the proposal is best left to the
		discretion of the board;
	[Bullet]Whether the requested information is available to shareholders either from the company or from a publicly available source; and
	[Bullet]Whether providing this information would reveal proprietary
		or confidential information that would place the company at a
			competitive disadvantage.

Political Spending & Lobbying Activities
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

	[Bullet]There are no recent, significant controversies, fines or litigation regarding the company's political contributions or trade association spending; and
	[Bullet]The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote AGAINST proposals to publish in newspapers and other media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Generally vote FOR proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities. However, the following will be considered:

	[Bullet]The company's current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and
	[Bullet]Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Vote CASE-BY-CASE on proposals requesting information on a company's lobbying activities, including direct lobbying as well as grassroots lobbying activities, considering:
	[Bullet]The company's current disclosure of relevant policies and
		oversight mechanisms;
	[Bullet]Recent significant controversies, fines, or litigation
		related to the company's public policy activities; and [Bullet]The impact that the policy issues may have on the company's
		business operations.



Hydraulic Fracturing
Generally vote FOR proposals requesting greater disclosure of a company's (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:

	[Bullet]The company's current level of disclosure of relevant
		policies and oversight mechanisms;
	[Bullet]The company's current level of such disclosure relative to
		its industry peers;
	[Bullet]Potential relevant local, state, or national regulatory
		developments; and
	[Bullet]Controversies, fines, or litigation related to the company's hydraulic fracturing operations.

Disclosure/Disclaimer

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information. ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.


EXHIBIT B

                         FIRST PACIFIC MUTUAL FUND
                               (the "Fund")

Policies and Procedures Relating to Selective Disclosure of Portfolio Holdings

A.  Background

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund has filed a registration statement on Form N-1A with the Securities and Exchange Commission (the "SEC"). Form N-1A requires the Fund to disclose in its prospectuses and statements of additional information certain information about its policies and procedures with respect to the disclosure of its portfolio securities and any ongoing arrangements to make available information about its portfolio securities. The following policies and procedures describe the circumstances under which the Fund or its investment adviser, Lee Financial Group ("LFG"), may disclose the Fund's portfolio securities information. Notwithstanding such policies and procedures, any disclosures of the Fund's portfolio securities information must be consistent with the antifraud provisions of the federal securities laws and the Fund's or LFG's fiduciary duties.

B.  Policies and Procedures

1. Disclosure of Portfolio Holdings. The Fund and LFG shall only disclose information concerning securities held in the Fund's portfolios (such as complete portfolio holdings, top-ten portfolio holdings, asset allocations, sector allocations, maturities and/or bond ratings data as well as other portfolio holdings statistics, hereinafter referred to as "portfolio securities information") under one or more of the following circumstances:

     (i) No earlier than 15 calendar days following the end of each calendar quarter, the Fund intends to post the top-ten holdings and other portfolio securities information held by each of the Fund's portfolios on any website maintained for the Fund or otherwise in a manner available to all shareholders. This information may then be separately provided to any person commencing the day after it is first published on the website. Such information shall remain available on the website at least until the Fund files with the SEC its annual/semiannual shareholder report or quarterly portfolio holdings report that includes such period.

     (ii) The Fund or LFG may disclose the Fund's portfolio securities holdings information to selected third parties when the Fund has a legitimate business purpose for doing so.

	  (a)	Examples of instances in which selective disclosure of the
     		Fund's portfolio securities information may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with LFG; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Fund; or disclosure to a rating or ranking organization.

(iii)	As required by the federal securities laws, including the 1940 Act, the Fund shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Form N-CSR or Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

2. Confidentiality and Duty not to Trade. In the event that the Fund or LFG discloses the Fund's portfolio securities information to a selected third party for a legitimate business purpose, such third party shall be required to keep the information confidential and shall not trade on such information.

3. Prohibition against Compensation. Neither the Fund, LFG nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of the Fund's portfolio securities information.

4. Persons Authorized to Disclose Information. With respect to the quarterly disclosure of portfolio holdings on any Fund website, LFG's president or the Fund's Chief Compliance Officer is authorized to prepare and post to any Fund website its portfolio securities information. With respect to any other disclosure of the Fund's portfolio securities information, the Fund's President and Treasurer and LFG's president shall be authorized to disclose such information.

5. Shareholders' Best Interests and Conflicts of Interest. In order to ensure that the disclosure of the Fund's portfolio securities information is in the best interests of the Fund's shareholders and to avoid any potential or actual conflicts of interest with LFG, the Fund's principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Fund's portfolio securities information for legitimate business purposes shall be approved by the Fund's Board of Directors in advance of such disclosure. This requirement shall not apply to the disclosure of the Fund's portfolio securities information to the Fund's existing service providers of auditing, custody, proxy voting and other services to the Fund in connection with the provision of their services to the Fund, to rating or ranking organizations or as otherwise provided herein.

6. Board Oversight. The Board shall receive quarterly reports from LFG stating whether disclosures were made concerning the Fund's portfolio securities information, pursuant to these policies and procedures, during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.




EXHIBIT C
                            FIRST PACIFIC MUTUAL FUND
                                 (the "Fund")
                 Form of Policies and Procedures With Respect to
                      Frequent Purchases and Redemptions

Section 1.  Policy

	The Board of Directors (the "Board") of the Fund has determined that market timing or frequent, short-term trading is not in the best interest of the Fund or its shareholders. In order to deter such trading activity, the Board has determined to limit shareholders in each Fund to six exchanges among the Funds or equivalent purchase and redemption transactions, within a one-year period, other than transactions associated with automatic purchases or redemptions or transactions in omnibus accounts as described below. In order to implement this policy, the Funds are directed to monitor trading activity in the Funds and follow the procedures set forth in Section II. The Board recognizes that the procedures set forth in Section II may differ from the procedures used by various financial intermediaries for similar purposes and it is also recognized that there is no guarantee that the Fund's administrator ("Administrator") will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity.

Section II.  Procedures

	On a bi-weekly basis (once every two weeks), the Administrator shall determine which accounts have placed large exchanges among the Funds using a specified threshold. Initially, the threshold shall be $25,000; however, the threshold may be increased or decreased based upon the initial threshold serving as an adequate basis for detection of excessive short-term trading.
The account history for every exchange transaction over such threshold shall be reviewed.

	If the Administrator determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Funds, the account shall be flagged as a Potential Market Timer ("PMT") and shall undergo further review. The Administrator may use an independent market timing system to assist in the daily review of Fund accounts.

	If after further review, it is determined that a PMT account has exceeded the current trading policy limits or has otherwise engaged in market timing, the Administrator shall take one of the following actions with respect to accounts identified as belonging to the PMT:

Reject additional purchase or exchange orders;
Extend settlement of redemption transactions up to seven days;
Reject all trades in the current PMT account; or Terminate the selling group agreement with the PMT.

	It is understood that it may not be possible to monitor all accounts belonging to the PMT, but reasonable efforts will be made to do so.

	The administrator shall notify the Fund's transfer agent as well as the PMT or, its related financial intermediary, that such action has been taken using procedures adopted by the Administrator that are reasonably designed to document the suspected market timing activity as well as keep the Funds and the Board informed regarding implementation of the frequent trading policy.

	For those accounts held in omnibus account arrangements with financial intermediaries, including: broker-dealers; banks, investment advisers; record-keepers; retirement plans; trusts; and fee-based program accounts, where such omnibus accounts generally do not identify customers' trading activity on an individual basis, the Fund shall seek assurances from the intermediary that it has procedures adequate to monitor and address frequent, short-term trading.


                       FIRST PACIFIC MUTUAL FUND, INC.

                           HAWAII MUNICIPAL FUND
                      Investor Class - Ticker:  SURFX

                     STATEMENT OF ADDITIONAL INFORMATION
                           dated February 1, 2012

    First Pacific Mutual Fund, Inc. ("Corporation") is a series investment company organized as a Maryland corporation. In this Statement of Additional Information ("SAI") all references to any series of the Corporation will be called the "Fund" unless expressly noted otherwise. Hawaii Municipal Fund ("Fund"), is a non-diversified, open-end management investment company whose investment goal is to provide investors with as high a level of income exempt from federal income taxes and Hawaii personal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. The Fund offers one class of shares: Investor Class. The Fund is managed by Lee Financial Group Inc. (the "Investment Manager").

	This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus. A copy of the Prospectus dated February 1, 2012 and shareholder reports may be obtained without charge by calling (808) 988-8088 (collect) or (800) 354-9654 inter-island or visiting the Fund's website at www.leehawaii.com.

	The Prospectus and this SAI omit certain information contained in the registration statement filed with the Securities and Exchange Commission ("Commission" or "SEC"). This omitted information may be obtained from the Commission upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

	The audited financial statements and the related report of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm of the Fund, are incorporated herein by reference in the section "Financial Statements." No other portions of the Annual Report are incorporated by reference.

                               TABLE OF CONTENTS
Fund History...............................................................2
Investment Strategies and Risks............................................2
Description of Municipal Securities Ratings...............................11
Tax Information...........................................................19
Management of the Fund....................................................21
Investment Management Agreement...........................................25
Portfolio Manager.........................................................27
Custodian.................................................................27
Fund Accounting...........................................................28
Independent Registered Public Accounting Firm.............................28
Portfolio Transactions....................................................28
Purchasing and Redeeming Fund Shares......................................29
The Distributor...........................................................30
Transfer Agent............................................................31


                               FUND HISTORY

	The Corporation was incorporated in Maryland on July 8, 1988 and has a present authorized capitalization of 100,000,000 shares of $.01 par value common stock, of which, 40,000,000 shares have been allocated to the Fund. The Corporation is an open-end, management investment company and the Fund is not diversified. All shares have like rights and privileges. Each full and fractional share, when issued and outstanding, has (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to assets of the Fund. Shares when issued are fully paid and nonassessable. The Corporation also offers the First Pacific Low Volatility Fund , which is not described in this document. The Corporation may create other series or classes of stock but will not issue any senior securities.

	By Charter Amendment approved by a majority of the Corporation's shareholders on December 18, 2007, the Corporation's Board of Directors may in its discretion, without the vote or consent of the Fund's shareholders, cause the Corporation to redeem at net asset value all or any proportion of the outstanding shares of the Fund or any other series or class of the Corporation established in the future. Such redemption could be made for any purpose, including, without limitation, a reorganization or liquidation of one or more series or classes of shares. If such a redemption or liquidation occurs, the shareholders of the Fund or any class thereof would be entitled to receive the net assets belonging to that Fund, or in the case of a class, belonging to that Fund and allocable to that class. The Corporation will distribute its net assets to its shareholders in proportion to the number of shares of that Fund or class thereof held by them and recorded on the books of the Corporation. Shareholders do not have pre-emptive or conversion rights. These shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Directors. The Corporation is not required to hold a meeting of shareholders each year. The Corporation intends to hold annual meetings when it is required to do so by the Maryland General Corporate Law or the Investment Company Act of 1940, as amended ("1940 Act"). Shareholders have the right to call a meeting to consider the removal of one or more of the Directors and will be assisted in shareholder communication in such matter.

	The Fund may use "First Pacific" in its name so long as Lee Financial Group Inc. or an affiliate thereof, acts as its investment manager.

                       INVESTMENT STRATEGIES AND RISKS

    The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund will attempt to achieve its objective by investing primarily in a portfolio of investment grade obligations with maturities of up to 40 years and the Fund has an average expected maturity of 10-25 years. The Fund will primarily invest its assets in obligations issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and certain territories of the United States, the interest on which is exempt from federal and Hawaii state income taxes in the opinion of counsel.

    Fundamental investment restrictions, which limit the investments of the Fund, provide that the Fund may not:

	1.	Issue senior securities.

	2.	Purchase any securities (other than obligations issued or
guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that with respect to 50% of the Fund's total assets up to 25% may be invested in one issuer.

	3.	Invest more than 25% of its assets in a single industry.  The Fund may from time to time invest more than 25% of its assets in a particular segment (bonds financing similar projects such as utilities, hospitals or housing finance agencies) of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry. Developments affecting a particular segment could have significant effect on Fund performance. In such circumstances, economic, business, political or other changes affecting one bond might also affect other bonds in the same segment, thereby potentially increasing market risk with respect to the bonds in such segment. Such changes could include, but are not limited to, proposed or suggested legislation involving the financing of projects within such segments, declining markets or needs for such projects and shortages or price increases of materials needed for such projects. The Fund may be subject to greater risk as compared to a fund that does not follow this practice.

	4.	Borrow money, except for temporary purposes from banks or in reverse repurchase transactions as described in the SAI and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowing (including bank borrowing and reverse repurchase transactions) may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. The Fund's investments may be diversified among fewer issuers than if it were a diversified fund and, if so, the Fund's net asset value may increase or decrease more rapidly than a diversified fund if these securities change in value. Notwithstanding this investment restriction, the Fund may enter into "when-issued" and "delayed delivery" transactions.

	5.	Make loans, except to the extent obligations in which the Fund may invest in are considered to be loans.

	6.	Buy any securities "on margin."  The deposit of initial or
maintenance margin in connection with municipal bond index and interest rate futures contracts or related options transactions is not considered the purchase of a security on margin.

	7.	Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except as described, from time to time, under the heading "Investment Practices" in the Prospectus.

	8.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

	9.	Purchase any illiquid assets, including any security which is restricted as to disposition under federal securities laws or by contract ("restricted securities" or which is not readily marketable), if as a result of such purchase more than 15% of the Fund's net assets would be so invested.

	10.	Make investments for the purpose of exercising control or
participation in management.

	11.	Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisition and except that the Fund may temporarily invest up to 10% of the value of its assets in Hawaii tax exempt money market funds for temporary defensive purposes, including when acceptable investments are unavailable. Such tax exempt fund investments will be limited in accordance with Section 12(d) of the 1940 Act.

	12.	Invest in equity, interests in oil, gas or other mineral
exploration or development programs.

	13.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the municipal securities the Fund may invest in are considered to be interests in real estate, and except to the extent the options and futures and index contracts the Fund may invest in are considered to be commodities or commodities contracts.

	14.	The Fund will invest, under normal circumstances, at least 80% of its total net assets in investments in which the income is exempt from both federal and State of Hawaii income tax. The total net assets subject to this 80% requirement may include securities that generate income subject to the alternative minimum tax.

	The Fund may not change any of these investment restrictions or its investment objective without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.

	Frequent portfolio turnover is not anticipated. The Fund anticipates that the annual portfolio turnover rate of the Fund will be less than 100%.
The Fund will not seek capital gain or appreciation but may sell securities held in its portfolio and, as a result, realize a capital gain or loss. Sales of portfolio securities will be made for the following purposes: in order to eliminate unsafe investments and investments not consistent with the preservation of the capital or tax status of the Fund; honor redemption orders, meet anticipated redemption requirements and negate gains from discount purchases; reinvest the earnings from portfolio securities in like securities; or defray normal administrative expenses.

	Municipal Securities. Municipal securities include long-term obligations, which are often called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax-exempt commercial papers. Municipal securities are debt obligations issued by or on behalf of the government of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is generally exempt from the regular Federal income tax. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above. Some municipal leases and participation certificates may not be considered readily marketable. The "issuer" of municipal securities is generally deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the nongovernmental user of a facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such
payment obligations, of the municipal securities.   Zero coupon bonds are debt
obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Inverse floaters are types of derivative municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising interest rates if exercised at an opportune time. Pre-refunded bonds are municipal bonds for which the issuer has previously provided money and/or securities to pay the principal, any premium, and the interest on the bonds to their maturity date or to a specific call date. The bonds are payable from principal and interest on an escrow account invested in U.S. government obligations, rather than from the usual tax base or revenue stream. As a result, the bonds are rated AAA by the rating agencies.

	The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity payment in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the note holders, the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals. There generally is no secondary market for these notes, although they are redeemable at face value. Each note purchased by the Fund will meet the criteria established for the purchase of municipal securities.

	Medium and Lower Grade Municipal Securities. Municipal securities which are in the medium and lower grade categories generally offer a higher current yield than that offered by municipal securities which are in the high grade categories, but they also generally involve greater price volatility and greater credit and market risk. Credit risk relates to the issuer's ability to make timely payment of principal and interest when due. Market risk relates to the changes in market value that occur as a result of variation in the level of prevailing interest rates and yield relationships in the municipal securities market. Generally, prices for longer maturity issues tend to fluctuate more than for shorter maturity issues, accordingly, the Fund will seek to reduce risk through investing in multiple issuers, credit analysis, and attention to current developments and trends in the economy and financial and credit markets.

	Many issuers of medium and lower grade municipal securities choose not to have a rating assigned to their obligations by one of the rating agencies;
hence the Fund's portfolio may at times contain unrated securities. Unrated securities may carry a greater risk and a higher yield than rated securities. Although unrated securities are not necessarily lower quality, the market for them may not be so broad as for rated securities. The Fund will purchase only those unrated securities which the Investment Manager believes are comparable to rated securities that qualify for purchase by the Fund.

	Hawaii Bonds. Four types of Hawaii bonds have been authorized for issuance (bonds, notes and other instruments of indebtedness). They are:

	1.	General Obligation bonds (all bonds for the payment of the
principal and interest of which the full faith and credit of the State or a political subdivision are pledged and, unless otherwise indicated, including reimbursable general obligation bonds);

	2.	Bonds issued under special improvements statutes;

	3.	Revenue bonds or bond anticipation notes (all bonds payable from revenues, or user taxes, or any combination of both, of a public undertaking, improvement, system or loan program); and

	4.	Special purpose revenue bonds (all bonds payable from rental or other payments made or any issuer by a person pursuant to contract and security) including anti-pollution revenue bonds. Such bonds shall only be authorized or issued to finance manufacturing, processing or industrial enterprise facilities, utilities serving general public, health care facilities provided to the general public by not-for-profit corporations or low and moderate income governmental housing programs.

	All bonds other than special purpose revenue bonds may be authorized by a majority vote of the members of each House of the State Legislature. Special purpose revenue bonds may be authorized by two-thirds vote of the members of each House of the State Legislature.

	The Constitution provides that determinations of the total outstanding indebtedness of the State and the exclusions therefrom shall be made annually and certified by law or as prescribed by law. General obligation bonds may be issued by the State provided that such bonds at the time of issuance would not cause the total amount of principal and interest payable in the current or any future fiscal year, whichever is higher, on such bonds and on all outstanding general obligation bonds in the current or any future fiscal year, whichever is higher, to exceed a sum equal to 18.5% of the average of the General Fund revenues of the State in the three fiscal years immediately preceding such issuance. For the purposes of such determination, General Fund revenues of the State do not include monies received as grants from the federal government and receipts in reimbursement of any reimbursable general obligation bonds which are excluded in computing the total indebtedness of the State.

	Because the Fund will ordinarily invest 80% or more of its net assets in Hawaii obligations, it is more susceptible to factors affecting Hawaii issuers than is a comparable municipal bond fund not concentrated in the obligations of issuers located in a single state.

	Recent developments in Hawaii's economy, along with most of the U.S. economy, have positively impacted the performance of Hawaii's economic indicators for the third quarter of 2011. Hawaii's economic outlook is more optimistic as compared with the same quarter of 2010. According to the State of Hawaii Department of Business, Economic Development and Tourism's ("DBEDT"), "Hawaii's economy is expected to continue positive growth for the rest of 2011 and into 2012." The data below has been gathered from DBEDT's Quarterly Statistical Economic Report, Executive Summary 4th Quarter 2011.

	Hawaii's civilian employment count totaled 596,650 an increase of 1.0% in the third quarter of 2011 compared to the third quarter of 2010, experiencing the fourth quarterly increase since the second quarter of 2008. Hawaii's civilian labor force increased 1.2% as compared to the same period 2010. The civilian unemployed averaged 41,100 in the third quarter of 2011, a decrease of 3.3% for the prior period.

	Civilian wage and salary jobs increased 1.5% in the third quarter of 2011 compared to the same period 2010, mainly due to job gains in the private sector. Job growth for the period was recorded in Professional and Business Services; Educational Services; Food Services and Drinking Places; Health Care and Social Assistance; and Retail Trade, which amounted to increases of 4.3%, 17.8%, 2.4%, 1.6%and 1.5% respectively, compared to the third quarter of 2010. Job losses impacted Transportation, Warehousing and Utilities;
and Wholesale Trade sector, which amounted to decreases of 4.6%, and 4.5%, respectively.

	According to the U.S. Bureau of Economic Analysis, Hawaii's nominal personal income increased 4.8% in the second quarter of 2011 from the second quarter of 2010, noting that the increase includes inflation so that the growth
of real personal income was smaller.   For the period, Personal Current
Transfer Receipts increased 6.7%, Supplements to Wages and Salaries increased 4.2%, Proprietors' Income increased 3.3%, Dividends, Interest, and Rent increased 5.8%, and Wage and Salary Disbursements increased 2.8%.

	General fund tax revenue increased significantly by 32.4% in the third quarter of 2011 compared to the third quarter of 2010. For the third quarter of 2011 compared to the third quarter of 2010, collections in the General Excise and Use Tax revenues, and Transient Accommodations Tax increased 7.1%, and 13.9%, respectively; Net Individual Income Tax revenues increased 139.2% mainly due to the increase in tax refunds and Net Corporate Income Tax revenues increased 508.6% due to the increase in Declaration of Estimated Taxes.

 	In the third quarter of 2011, tourism slowed as compared to the previous quarter, however, visitors stayed longer and spent more on a daily basis. Year-to-date in 2011, the number of visitor arrivals by air, average daily census and visitor expenditures increased 2.6%, 4.1% and 14.7%, respectively from the same period 2010.

	Construction activity was mostly negative for the third quarter of 2011. Construction jobs, increased by 1.4% in the third quarter of 2011 compared to the third quarter of 2010. Private building authorizations were down 2.7%, in the third quarter of 2011 compared to the same period 2010. Government contracts awarded decreased 64.7%, in the third quarter of 2011 compared to the same period 2010.

	Bankruptcy filings decreased 23.2% for the third quarter of 2011 compared to the same period in 2010.

	DEBDT is forecasting that Hawaii's economy is expected to continue positive growth into the fourth quarter of 2011 with a modest recovery and expansion spreading to all areas. Hawaii's economy depends significantly on conditions in the U.S. economy and key international economies, especially Japan. "According to the November 2011 Blue Chip Economic Consensus Forecasts, U.S. real GDP [Gross Domestic Product or GDP is one of the primary indicators used to gauge the health of a country's economy] is expected to increase by 1.8% in 2011 as a whole." However, the forecast for 2012 real U.S. GDP "expects an overall 2.1 growth in U.S. real GDP." Japan's real GDP growth is projected to increase 0.6% in 2011, followed by modest growth of 2.2% in 2012. Hawaii's real GDP projections for 2011 indicate an increase of 1.4% and a modest increase of 1.7% in 2012.

	Hawaii's economy is largely impacted by tourism. DBEDT expects visitor arrivals for 2011 to increase 2.5% and visitor days increasing 4.0%, each slightly below previous forecasts. DBEBT has revised its forecast for visitor expenditures in 2011 upward to 13.1%. DBEDT forecasts growth rates for visitor arrivals, visitor days and visitor expenditures to be 3.4%, 3.0% and 5.6%, respectively in 2012.

	DBEDT forecasts that beyond 2012 Hawaii's economy should be on an expansion path, which is forecast to continue into 2014. These economic forecasts assumed that there are improvements in national and international economies and no new catastrophic event will occur to impact the Hawaii economy.

	According to the State of Hawaii there are lawsuits and claims, that, if ultimately resolved against the State, could have a material adverse effect on the State's financial condition or as to which the State is unable to predict the magnitude of its potential liability, if any. Such lawsuits and claims include those involving (i) the Office of Hawaiian Affairs ("OHA") and certain land (the "Ceded Lands") transferred in 1898 by the Republic of Hawaii to the United States and in 1959, upon the State's admission to the Union, by the United States to the State (as to, among other things, the adequacy of State payments to OHA from the income and sales of Ceded Lands and whether the State may alienate Ceded Lands and extinguish claims Hawaiians assert to the Ceded Lands); (ii) the Hawaiian Home Lands Trust and the Department of Hawaiian Home Lands (as to certain alleged breaches of trust and fiduciary duties and related individual claims by beneficiaries of the Hawaiian Homes Commission Act of 1920, referred to herein as the "Individual Claims Cases" and "Nelson");
(iii) the Employees Retirement System ("ERS") (as to the constitutionality of certain 1999 legislation ("Act 100") relating to employer contributions into the ERS); and (iv) the Hawaii Employer-Union Health Benefits Trust Fund
("EUTF") (as to the alleged rights of retirees and their dependents to health care benefits equivalent to those provided to active employees and their dependents).

	U.S. Government Securities. Government Securities include (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturities of one to 10 years), and U.S. Treasury bonds (generally maturities of greater than 10 years), and separated or divided U.S. Treasury securities (stripped by the U.S. Treasury) whose payments of principal and interest are all backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association (generally referred to as "GNMA"); some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks and the Federal National Mortgage Association ("Fannie Mae"); and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Federal Home Loan Mortgage Corporation ("Freddie Mac"). On September 7, 2008, Fannie Mae and Freddie Mac (collectively the "GSEs") were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA"). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of, operate and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator's appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. The Treasury has also (i) established a new secured lending credit facility which will be available to Freddie Mac, Fannie Mae, and the Federal Home Loan Banks, which is intended to serve as a liquidity backstop, and which will be available until December 2012; and (iii) initiated a temporary program to purchase residential mortgage-backed securities issued by Freddie Mac and Fannie Mae.

	The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to: (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac's and Fannie Mae's respective portfolios of mortgages and mortgage-backed securities portfolios, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac's and Fannie Mae's operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities issued or guaranteed by Freddie Mac and Fannie Mae.

	Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities, highly-rated corporate debt securities (rated AA, or better, by Standard & Poor's Ratings Service ("S&P" or "Standard & Poor's") or Aa3, or better, by Moody's Investors Service ("Moody's"); prime commercial paper (rated A-1 + or A-2 by S&P or P-1 or P-2 by Moody's) and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the U.S. Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of U.S. banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, withholding income taxes at the source, or possible seizure or nationalization of foreign deposits. Investment in U.S. Government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac may involve the risk that the U.S. Government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. When the Investment Manager determines that there is a period of adverse market conditions, including when Hawaiian tax-exempt securities are unavailable, the Fund may maintain uninvested cash or invest up to 20% of the value of its net assets for temporary defensive purposes in money market instruments the interest on which may be subject to federal, state or local income tax. When the Fund takes a temporary defensive position, the Fund will not be pursuing policies designed to achieve its investment objective.

Investment Practices of The Fund.
	Hedging. Hedging is a means of offsetting, or neutralizing, the price movement of an investment by making another investment, the price of which should tend to move in the opposite direction from that of the original investment. If the Investment Manager deems it appropriate to hedge partially or fully the Fund's portfolio against market value changes, the Fund may buy or sell financial futures contracts and options thereon, such as municipal bond index future contracts and the related put or call options contracts on such index futures.

	Both parties entering into a financial futures contract are required by the contract marketplace to post a good faith deposit, known as "initial margin." Thereafter, the parties must make additional deposits equal to any net losses due to unfavorable price movements of the contract, and are credited with an amount equal to any net gains due to favorable price movements. These additional deposits or credits are calculated and required daily and are known as "maintenance margin." In situations in which the Fund is required to deposit additional maintenance margin, and if the Fund has insufficient cash, it may have to sell portfolio securities to meet such maintenance margin requirements at a time when it may be disadvantageous to do so. When the Fund engages in the purchase or sale of futures contracts or the sale of options thereon, it will deposit the initial margin required for such contracts in a segregated account maintained with the Fund's custodian, in the name of the futures commission merchant with whom the Fund maintains the related account. Thereafter, if the Fund is required to make maintenance margin payments with respect to the futures contracts, or mark-to-market payments with respect to such option sale positions, the Fund will make such payments directly to such futures commission merchant. The SEC currently requires mutual funds to demand promptly the return of any excess maintenance margin or mark-to-market credits in its account with futures commission merchants. The Fund will comply with SEC requirements concerning such excess margin.

	The Fund may also purchase and sell put and call options on financial futures, including options on municipal bond index futures. An option on a financial future gives the holder the right to receive, upon exercise of the option, a position in the underlying futures contract. When the Fund purchases an option on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a price (the "strike price") determined at the time the option was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures and the holder of a put option has the right to receive a short (or seller's) position in the underlying futures.

	When the Fund sells an option on a financial futures contract, it receives a cash premium which can be used in whatever way is deemed most advantageous to the Fund. In exchange for such premium, the Fund grants to the option purchaser the right to receive from the Fund, at the strike price, a long position in the underlying futures contract, in the case of a call option, or a short position in such futures contract, in the case of a put option, even though the strike price upon exercise of the option is less (in the case of a call option) or greater (in the case of a put option) than the value of the futures position received by such holder. If the value of the underlying futures position is not such that the exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The Fund has no obligation to return premiums paid to it whether or not the option is exercised. It will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. The SEC requires that the obligations of mutual funds, such as the Fund, under option sale positions must be "covered."

	The Fund does not intend to engage in transactions in futures contracts or related options for speculative purposes but only as a hedge against changes in the values of securities in their portfolios resulting from market conditions, such as fluctuations in interest rates. In addition, the Fund will not enter into futures contracts or related options (except in closing transactions) if, immediately thereafter, the sum of the amount of its initial margin deposits and premiums paid for its open futures and options positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets (taken at current value).

	Investments in financial futures and related options entail certain risks. Among these are the possibility that the cost of hedging could have an adverse effect on the performance of the Fund if the Investment Manager's predictions as to interest rate trends are incorrect or due to the imperfect correlation between movement in the price of the futures contracts and the price of the Fund's actual portfolio of municipal securities. Although the contemplated use of these contracts should tend to minimize the risk of loss due to a decline in the value of the securities in a portfolio, at the same time hedging transactions tend to limit any potential gains which might result in an increase in the value of such securities. In addition, futures and options markets may not be liquid in all circumstances due to, among other things, daily price movement limits which may be imposed under the rules of the contract marketplace, which could limit the Fund's ability to enter into positions or close out existing positions, at a favorable price. If the Fund is unable to close out a futures position in connection with adverse market movements, the Fund would be required to make daily payments on maintenance margin until such position is closed out. Also, the daily maintenance margin requirement in futures and option sales transactions creates greater potential financial exposure than do option purchase transactions, where the Fund's exposure is limited to the initial cost of the option.

	Income earned or deemed to be earned, if any, by the Fund from its hedging activities will be distributed to its shareholders in taxable distributions.

	The Fund's hedging activities are subject to special provisions of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"). These provisions may, among other things, limit the use of losses of the Fund and affect the holding period of the securities held by the Fund and the nature of the income realized by the Fund. These provisions may also require the Fund to mark-to-market some of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without the cash to distribute such income and to incur tax at the Fund level. The Fund and its shareholders may recognize taxable income as a result of the Fund's hedging activities. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

	If the Investment Manager deems it appropriate to seek to hedge the Fund's portfolio against market value changes, the Fund may buy or sell financial futures contracts and related options, such as municipal bond index futures contracts and the related put or call options contracts on such index futures. A tax exempt bond index fluctuates with changes in the market values of the tax exempt bonds included in the index. An index future is an agreement pursuant to which two parties agree to receive or deliver at settlement an amount of cash equal to a specified dollar amount multiplied by the difference between the value of the index at the close of the last trading day of the contract and the price at which the future was originally written. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. An index future has similar characteristics to a financial future except that settlement is made through delivery of cash rather than the underlying securities.

	"When-issued" and "delayed delivery" transactions. The Fund may engage in "when-issued" and "delayed delivery" transactions and utilize futures contracts and options thereon for hedging purposes. No income accrues to the Fund on municipal securities in connection with such transactions prior to the date the Fund actually takes delivery of and makes payment for such securities. These transactions are subject to market fluctuation, the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher or lower than yields on the municipal securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. The SEC generally requires that when mutual funds, such as the Fund, effect transactions of the foregoing nature, such funds must either segregate cash or readily marketable portfolio securities with its custodian in an amount of its obligations under the foregoing transactions, or cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements. The Fund will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered advisable. To the extent the Fund engages in "when-issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for its portfolio consistent with its investment objectives and policies and not for the purpose of investment leverage.

	Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with selected commercial banks or broker-dealers, under which the Fund sells securities and agrees to repurchase them at an agreed upon time and at an agreed upon price. The difference between the amount the Fund receives for the securities and the amount it pays on repurchase is deemed to be a payment of interest by the Fund. The Fund will maintain in a segregated account having an aggregate value with its custodian, cash, treasury bills, or other U.S. Government securities having an aggregate value equal to the amount of such commitment to repurchase, including accrued interest, until payment is made. Reverse repurchase agreements are treated as a borrowing by the Fund and will be used as a source of funds on a short-term basis, in an amount not exceeding 5% of the net assets of the Fund (which 5% includes bank borrowings) at the time of entering into any such agreement. The Fund will enter into reverse repurchase agreements only with commercial banks whose deposits are insured by the Federal Deposit Insurance Corporation and whose assets exceed $500 million or broker-dealers who are registered with the SEC. In determining whether to enter into a reverse repurchase agreement with a bank or broker-dealer, the Fund will take into account the credit worthiness of such party and will monitor such credit worthiness on an ongoing basis.

               DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

Short-Term Credit Ratings

       A Standard & Poor's short-term issue credit rating is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

       "A-1" - A short-term obligation rated "A-1" is rated in the highest category and indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

       "A-2" - A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the highest rating category. The obligor's capacity to meet its financial commitment on the obligation is satisfactory.

       "A-3" - A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

       "B" - A short-term obligation rated "B" is regarded as having significant speculative characteristics. Ratings of "B-1", "B-2" and "B-3" may be assigned to indicate finer distinctions within the "B" category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

       "B-1" - A short-term obligation rated "B-1" is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

       "B-2" - A short-term obligation rated "B-2" is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

       "B-3" - A short-term obligation rated "B-3" is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

       "C" - A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

       "D" - A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

	Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

       Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

       Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

       "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

       "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

       "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

       "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

       Fitch, Inc. / Fitch Ratings Ltd. ("Fitch") short-term issuer or obligation ratings are based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as "short-term" based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

       "F1" - Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

       "F2" - Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

       "F3" - Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

       "B" - Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

       "C" - Securities possess high short-term default risk. Default is a real possibility.

       "RD" - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

       "D" - Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

       The DBRS(r) Ratings Limited ("DBRS") short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories "(high)", "(middle)", and "(low)".

       The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

	"R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality. The capacity for payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

	"R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality. The capacity for payment of short-term financial obligations as they fall due is very high. Differ from "R-1 (high)" by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

	"R-1 (low)" - Short-term debt rated "R-1 (low)" is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

	"R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

	"R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

	"R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.

	"R-3" - Short-term debt rated "R-3" is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

	"R-4" - Short-term debt rated "R-4" is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

	"R-5" - Short-term debt rated "R-5" is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

	"D" - Short-term debt rated "D" implies a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to "D" may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Long-Term Credit Ratings

       The following summarizes the ratings used by Standard & Poor's for long-term issues:

       "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is very high.

       "AA" - An obligation rated "AA" differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. It differs from the highest-rated obligors only to a small degree.

       "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

       "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

       "BB," "B," "CCC" and "CC" - Obligations rated "BB," "B," "CCC" and "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "CC" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

       "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.

       "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

       "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

       "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

       "C" - A "C" rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the "C" rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

       "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to "D" upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

       Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

	Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

       Moody's long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default. The following summarizes the ratings used by Moody's for long-term debt:

       "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

       "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

       "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

       "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

       "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

       "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

       "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

       "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

       "C" - Obligations rated "C" are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

       Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

	The following summarizes long-term ratings used by Fitch:

       "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

       "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

       "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

       "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

       "BB" - Securities considered to be speculative. "BB" ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

       "B" - Securities considered to be highly speculative. "B" ratings indicate that material credit risk is present.

       "CCC" - A "CCC" rating indicates that substantial credit risk is present.

       "CC" - A "CC" rating indicates very high levels of credit risk.

       "C" - A "C" rating indicates exceptionally high levels of credit risk.

       Defaulted obligations typically are not assigned "D" ratings, but are instead rated on the "B" to "C" rating categories, depending upon their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable expected loss but varying vulnerability to default and loss.

       Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "B".

       The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories "(high)" and "(low)". The absence of either a "(high)" or "(low)" designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

	"AAA" - Long-term debt rated "AAA" is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

	"AA" - Long-term debt rated "AA" is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from "AAA" only to a small degree. Unlikely to be significantly vulnerable to future events.

	"A" - Long-term debt rated "A" is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than "AA." May be vulnerable to future events, but qualifying negative factors are considered manageable.

	"BBB" - Long-term debt rated "BBB" is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

	"BB" - Long-term debt rated "BB" is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

	"B" - Long-term debt rated "B" is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

	"CCC", "CC" and "C" - Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although "CC" and "C" ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the "CCC" to "B" range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the "C" category.

	"D" - A security rated "D" implies that a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to "D" may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

	("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

Municipal Note Ratings

       A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

       [Bullet] Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

       [Bullet] Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

       Note rating symbols are as follows:

       "SP-1" - A municipal note rated "SP-1" exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

       "SP-2" - A municipal note rated "SP-2" exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

       "SP-3" - A municipal note rated "SP-3" exhibits a speculative capacity to pay principal and interest.

       Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for short-term municipal obligations:

       "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

       "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

       "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

       "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

       In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned, a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

       When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

       VMIG rating expirations are a function of each issue's specific structural or credit features.

       "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

       "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

       "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

       "SG" - This designation denotes speculative-grade credit quality.
Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

About Credit Ratings

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody's credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.
Fitch's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

                                TAX INFORMATION

	The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning.
Potential investors should consult their tax advisers with specific reference to their own tax situations.

    The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the "Code") and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

	The Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

	First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

	Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund's total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

	Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

	The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

	A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and 98.2% of their capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

	For the Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund's assets at the close of each quarter of the Fund's taxable year must consist of exempt-interest obligations. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund and reported by the Fund as an exempt-interest dividend in written statements furnished to its shareholders. However, the aggregate amount of dividends so designated by the Fund cannot exceed the excess of the amount of interest exempt from tax under section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year.

	An investment in a tax-exempt fund is not intended to constitute a balanced investment program. Shares of the Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Fund's dividends being tax-exempt, but such dividends may be ultimately taxable to the beneficiaries when distributed. In addition, the Fund may not be an appropriate investment for entities that are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof.
"Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

	For federal income tax purposes, the Fund is generally permitted to carry forward a net capital loss in any year beginning on or before December 22, 2010 to offset its own capital gains, if any, during the eight years following the year of the loss. As of September 30, 2011, the Fund had a capital loss carryforward of $668,651, of which $547,947 expires in 2017 and $120,704 expires in 2018. For capital losses realized in taxable years beginning after December 22, 2010, the eight-year limitation has been eliminated, so that any capital losses realized by the Fund in its taxable year beginning October 1, 2011 and in subsequent taxable years are permitted to be carried forward indefinitely.

                         MANAGEMENT OF THE FUND

	The Officers and Directors of the Corporation, their principal occupations for the last five years and their affiliation, if any, with the Investment Manager, or the Corporation's Distributor, are shown below. Interested persons of the Corporation as defined in the 1940 Act are indicated by an asterisk (*) in the table below. The Officers of the Corporation manage its day-to-day operations. The Corporation's Investment Manager and its Officers are subject to the supervision and control of the Directors under the laws of the state of Maryland. Unless otherwise indicated below, the address of each Director and Officer is c/o Lee Financial Group, Inc., 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822.

                                                            Number of
                                                            Portfolios
              Position     Term of                          in Fund   Other
              &            Office and                       Complex   Director
              Office With  Length of   Principal Occupation Overseen  -Ships
Name Age      the          Time        During the Past      by        Held by
and Address   Corporation  Served      Five Years           Director**Director
-------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
-----------------------
Clayton W.H. Chow (59) Director Unlimited Term Since April 2010, Sales  2  None
                                   23 years    Consultant, Henry Schein
                                               Dental; prior to April 2010,
                                               Office Technology Specialist,
                                               Xerox Corporation and Account
                                               Executive, Roadway Express

Lynden M. Keala (57)   Director Unlimited Term Account Executive,       2  None
                                   22 years    Workflow One (formerly The
                                               Relizon Company)

Stuart S. Marlowe (71) Director Unlimited Term Owner, Surfside Sales    2  None
                                   23 years    and Marketing (Sales and
                                               marketing of music
                                               for the State of Hawaii)

Karen T. Nakamura (67) Director Unlimited Term Executive Vice President 2  None
                                   14 years    & CEO, Building Industry
                                               Association of Hawaii;
                                               Vice President, Wallpaper
                                               Hawaii, Ltd.

Kim F. Scoggins (64)   Director Unlimited Term Commercial Real Estate,  2  None
                                   14 years    Colliers Monroe Friedlander,
                                               Inc. Real Estate,
                                               1250 Oceanside Partners


INTERESTED DIRECTORS
--------------------
*Terrence K.H. Lee(54)Director, Unlimited Term Director, President and  2  None
                      Chairman,   23 years     CEO, Lee Financial Group Inc.,
                      President                Lee Financial Securities, Inc.,
                      and CEO                  and Lee Financial Recordkeeping,
                                               Inc.

OFFICERS
--------
Nora B. Simpson (51)   Treasurer, Chief        Vice President, CCO, CFO and
                       Compliance Officer,     Treasurer, Lee Financial Group
                       Assistant Secretary     Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.


Charlotte A. Meyer (58) Assistant Treasurer    Director, Assistant Treasurer
                                               and Vice President, Lee Financial
                                               Group Inc., Lee Financial
                                               Securities, Inc., and Lee
                                               Financial Recordkeeping, Inc.


Lugene Endo Lee (55)    Secretary              Director, Secretary and Vice
                                               President, Lee Financial Group
 	                                       Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.


There are no other Directorships held by any of the Directors.
Terrence K.H. Lee and Lugene Endo Lee are husband and wife.
Terrence K.H. Lee is an interested person of First Pacific Mutual Fund, Inc. by virtue of his relationship as a Director, Officer and Shareholder of the Investment Manager, as a Director and Officer of the principal underwriter and transfer agent and has had a material and professional relationship with the Corporation for the last two completed calendar years.
**Each Director oversees two portfolios of the Company that are currently offered for sale.

	Each Director possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Director. The cumulative background of each Director led to the conclusion that each Director should serve as a Director for the Fund. Mr. Chow has substantial local business and management experience as an office technology specialist. Mr. Keala's experience as an account executive for two operating companies brings significant local business and sales experience to the Board. Mr. Marlowe has more than 30 years of business, leadership and entrepreneurial experience as founder and president of a business enterprise and currently as owner of a local sales and marketing firm. Ms. Nakamura has substantial business and management experience as a senior executive with operating companies and previous experience as a board member of another mutual fund. Mr. Scoggins has substantial business experience as a senior executive of a commercial real estate firm and has previous experience as a board member of another mutual fund. Mr. Lee brings over three decades of investment management and senior executive business experience as an investment adviser and as the founder, director, president and chief executive officer of the Fund's Investment Manager, transfer agent and distributor.

Audit Committee
      The Audit Committee of the Fund ("Committee") oversees the Fund's financial reporting process and internal controls and monitors the Fund's internal audit plans. With the assistance of the independent accountants of the Fund, the Committee ensures the adequacy of Fund reporting, internal controls and personnel, information systems, quality of the Fund's accounting principles, clarity of the Fund's financial disclosures and degree of aggressiveness or conservatism of accounting principles.

      The Committee provides assistance to the Fund's Directors in fulfilling their responsibilities to the Fund relating to fund accounting, reporting practices of the Fund, and the quality and integrity of the financial reports of the Fund. In so doing, it is the responsibility of the Committee to maintain a free and open means of communication among the Directors, the independent accountants and the Fund's officers.

      Each non-interested Director serves as a member of the Committee.

      The Audit Committee held three meetings during the fiscal year ended September 30, 2011.

Nominating Committee
     The Nominating Committee's mission is to promote the effective participation of qualified individuals on the Board of Directors and Committees of the Board.

      Each non-interested Director serves as a member of the Nominating
Committee.

     The Nominating Committee held two meetings during the fiscal year ended September 30, 2011.

     The Nominating Committee will not consider nominees recommended by security holders.

      The Board is currently composed of six Directors, five of whom are "disinterested directors." The Board has appointed Mr. Lee, the Board's only interested Director, to serve as the Chairman of the Board. The Board has also engaged the Investment Manager to manage and administer the Fund. All parties engaged to render services to the Fund are subject to the oversight of the Board. The Chairman presides at meetings, oversees preparation of meeting agenda, serves as liaison to the third-party service providers and other Directors and officers and performs such acts and duties as may be permitted by the Fund's Articles of Incorporation, Bylaws, Fund policies and governing law. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board conducts regular meetings at least four times a year and special meetings, either in person or telephonic, to ensure the uninterrupted oversight and management of the Fund. The Board also relies on professionals, such as the independent registered public accountants and legal counsel, and the Fund's Chief Compliance Officer to assist the Directors in performing their oversight responsibility. The Board has established the committees described above and may establish ad hoc committees from time to time to assist the Board in fulfilling its oversight. The Board does not have a lead independent director; however, each of the Board's standing committees are comprised exclusively of the disinterested Directors of the Fund. The Board reviews its leadership structure during its periodic self-assessments and based on that review, has determined that its leadership structure is appropriate because it enables the Board to exercise informed and independent judgment over matters under its purview by the delegation of responsibility among committees of the Board, the frequent communications with professionals retained to serve the Fund, including the Investment Manager, legal counsel, financial and accounting professionals and compliance personnel, that enhance the Board's oversight.

      The Board performs its risk oversight function for the Fund through a combination of direct oversight by the Board as a whole and its committees and indirectly through the Investment Manager, Fund officers, compliance personnel and other service providers. The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Day-to-day risk management functions are within the responsibilities of the Investment Manager and the other service providers retained to carry out the Fund's investment management and business affairs. The Board provides risk oversight through: receiving and reviewing on a regular basis reports on a variety of matters, including matters related to risk assessments determined by the Investment Manager and other service providers; receiving, reviewing and approving compliance policies and procedures; periodic meetings with the portfolio manager to review investment policies, strategies and risks; meetings with key personnel from the principal service providers to review, discuss and provide guidance and direction with respect to the activities and operations of the Fund; and meeting regularly with the Chief Compliance Officer of the Fund to discuss compliance findings and issues. The Audit Committee also receives periodic reports from the Fund's independent registered public accounting firm and from the Fund's Treasurer on internal control, disclosure controls and procedures and financial reporting matters.

      The Board also relies on the Investment Manager, with respect to day-to-day operations and activities of the Fund, to create and maintain processes and controls to minimize risk and the likelihood of adverse effects on the Fund's business and reputation.

Set forth below is the dollar range of securities of the Fund or the Corporation beneficially owned by the Director as of December 31, 2011:

                                                    Aggregate Dollar Range of
                                        Securities in all Registered Investment
               Dollar Range of Securities    Companies overseen by Director in
Name of Director	 In the Fund               Family of Investment Companies
------------------------------------------------------------------------------
Disinterested Directors
-----------------------
Clayton W.H. Chow       $1 - $10,000                 $1 - $10,000
Lynden M. Keala         $1 - $10,000                 $50,001 - $100,000
Stuart S. Marlowe       $1 - $10,000                 $10,001 - $50,000
Karen T. Nakamura       over $100,000                over $100,000
Kim F. Scoggins         $1 - $10,000                 $10,001 - $50,000

Interested Directors
--------------------
Terrence K.H. Lee       $50,001 - $100,000           over $100,000

	The compensation of the Officers, other than the Corporation's Chief Compliance Officer, who are interested persons (as defined in the 1940 Act) of the Investment Manager is paid by the Investment Manager. The Corporation pays the compensation of all other Directors of the Corporation who are not interested persons of the Investment Manager for services or expenses incurred in connection with attending meetings of the Board of Directors and pays the compensation of the Chief Compliance Officer. The Directors and Officers as a group own less than 1% of the Fund's shares. Set forth below is the Directors and Chief Compliance Officer's compensation for the most recent fiscal year:

             Aggregate    Pension or
Name of      Compensation Retirement Benefits  Estimated       Total
Person,      From         Accrued As Part of   Annual Benefits Compensation
Position     Corporation  Corporation Expenses Upon Retirement From Corporation
-------------------------------------------------------------------------------
Disinterested Directors
-----------------------
Clayton W.H. Chow $1,500.00     0                   0          $1,500.00
Director

Lynden M. Keala   $1,500.00     0                   0          $1,500.00
Director

Stuart S. Marlowe $1,500.00     0                   0          $1,500.00
Director

Karen T. Nakamura $  900.00     0                   0          $  900.00
Director

Kim F. Scoggins   $1,500.00     0                   0          $1,500.00
Director

Chief Compliance Officer
------------------------
Nora B. Simpson   $67,500       0                   0          $67,500

Interested Directors
--------------------
Terrence K.H. Lee  $0.00        0                   0          $0.00
Director, Chairman, President and CEO


Code of Ethics
	The Corporation has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits personnel to purchase and sell securities for their personal accounts, including securities that may be purchased or held by the Fund. The Distributor and Investment Manager have adopted a joint Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Advisers Act of 1940, as amended, that permits personnel to purchase and sell securities for their personal accounts, including securities that may be purchased or held by the Fund.

Proxy Voting Policies
	The Proxy Voting Procedures ("Procedures") of the Corporation are attached as Exhibit A to this SAI. The purpose of these Procedures is to set forth the process by which the Fund will vote proxies related to the assets in its investment portfolio. Under normal circumstances, the Fund does not hold any voting securities in its investment portfolio. However, under limited circumstances, the Fund may hold money market mutual fund shares. The Procedures have been approved by the Board and may be amended only by the Board.

	The Board has delegated its voting responsibilities and duties with respect to proxy votes for portfolio securities to Lee Financial Group Inc., provided that voting determinations are made in accordance with proxy voting procedures and guidelines that have been approved by the Board.

	Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available, without charge, upon request, by contacting the Investment Manager at (800) 354-9654 or by visiting the Fund's website at www. leehawaii.com or the SEC's website at www.sec.gov.

Disclosure of Portfolio Holdings Policies
	The Policies and Procedures Relating to Selective Disclosure of Portfolio Holdings ("Procedures") of the Corporation are attached as Exhibit B to this SAI.


                        INVESTMENT MANAGEMENT AGREEMENT

	Subject to the authority of the Directors and under the laws of the State of Maryland, the Investment Manager and the Corporation's Officers will supervise and implement the Fund's investment activities. The Investment
Manager implements the investment program of the Fund and the composition of its portfolio on a day-to-day basis.

	The Investment Management Agreement between the Investment Manager and the Corporation provides that the Investment Manager will provide portfolio management services to the Fund including the selection of securities for the Fund to purchase, hold or sell, supply investment research to the Fund and the selection of brokers through whom the Fund's portfolio transactions are executed. The Investment Manager is responsible for evaluating the portfolio and overseeing its performance.

	The Investment Manager also administers the business affairs of the Corporation, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its Officers and employees to serve without compensation as Directors and Officers of the Corporation, other than as the Corporation's Chief Compliance Officer, if duly elected to such positions. The Investment Manager provides or pays the cost of certain management, supervisory and administrative services required in the normal operation of the Corporation. This includes investment management and supervision, remuneration of Directors, Officers, other than the Corporation's Chief Compliance Officer, and other personnel, rent, and such other items that arise in daily corporate administration. Daily corporate administration includes the coordination and monitoring of any third parties furnishing services to the Corporation, providing the necessary office space, equipment and personnel for Fund business and assisting in the maintenance of the Fund's federal registration statement and other documents required to comply with federal and state law. Not considered normal operating expenses, and therefore payable by the Corporation, are organizational expenses, custodian fees, shareholder services and transfer agency fees, taxes, interest, governmental charges and fees, including registration of the Fund and its shares with the SEC and the Securities Departments of the various States, brokerage costs, dues and all extraordinary costs and expenses including but not limited to legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Corporation, its Directors or Officers may be subject or a party thereto. As compensation for the services provided by the Investment Manager, the Fund pays the Investment Manager a fee at the annual rate of 0.50 of one percent (0.50%) of its average daily net assets.

	Fees paid by the Fund for the three most recent fiscal years:

                              Investment Management
                                    Agreement
                                    ---------
                        2011        $825,348
                        2010        $855,617
                        2009        $750,729

	The Investment Management Agreement provides that the Investment Manager shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Manager in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Investment Management Agreement.

	In the event the expenses of the Fund for any fiscal year exceed the limit set by applicable regulation of state securities commissions, if any, the compensation due to the Investment Manager hereunder will be reduced by the amount of such excess.

	The current Investment Management Agreement between the Fund and the Investment Manager was initially approved on May 14, 1991. The Investment Management Agreement continues in effect for successive annual periods, so long as such continuance is specifically approved at least annually by the Directors or by a vote of the majority of the outstanding voting securities of the Fund, and, provided also that such continuance is approved by a vote of the majority of the Directors who are not parties to the Agreement or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. The Investment Management Agreement provides that either party may terminate by giving the other not more than sixty days', nor less than thirty days', written notice. The Investment Management Agreement will terminate automatically if assigned by either party.

	The Investment Manager's activities are subject to the review and supervision of the Corporation's Board of Directors, to whom the Investment Manager renders periodic reports of the Fund's investment activities.

	The Investment Manager also serves as administrator for the Corporation pursuant to an Administrative Agreement initially approved by the Directors on October 14, 1999. The Administrative Agreement is subject to annual renewal by the Directors, including the Directors who are not interested persons of the Corporation. Administrative services shall include the compliance matters of the Fund. Pursuant to the Administrative Agreement, the administrator will receive a fee calculated at an annual rate of up to 0.05 of one percent (0.05%) of the Fund's average daily net assets.

	As the administrator, the Investment Manager shall furnish the Fund administrative services. Administrative services shall include, but are not limited to, the following compliance matters of the Fund: filings with the SEC, the Financial Industry Regulatory Authority, and state and other regulatory organizations (updating, amending and filing prospectus, annual and semi-annual reports, proxy material and blue sky requirements); establishing and maintaining written supervisory procedures and compliance manuals; researching and communicating changes in applicable rules and regulations; and preserving all books and records.

	Fees paid by the Fund for the three most recent fiscal years:

                                 Administrative
                                   Agreement
                                   ---------
                        2011        $33,011
                        2010        $34,222
                        2009        $30,026

	Mr. Lee, Director, President and Chief Executive Officer of the Investment Manager, Ms. Meyer, Director, Vice President and Assistant Treasurer of the Investment Manager, Ms. Lee, Director, Vice President and Secretary of the Investment Manager, and Ms. Simpson, Vice President, Chief Compliance Officer, Chief Financial Officer and Treasurer of the Investment Manager, are affiliated with both the Corporation and the Investment Manager. Mr. Lee owns the majority of the stock of, and controls, the Investment Manager. The stock of the Investment Manager, owned by Mr. Lee and by other stockholders who are not controlling persons, is subject to certain agreements providing for rights of first refusal as to such stock.

	As of December 31, 2011, no persons held of record or beneficially 5% or more of the outstanding shares of the Hawaii Municipal Fund Investor Class.

                                PORTFOLIO MANAGER

	Louis D'Avanzo serves as the Portfolio Manager of the Fund.

	Other Accounts Managed: The following provides information regarding other accounts, other than the Fund, managed by Mr. D'Avanzo as of September 30, 2011.

                                            Number of
                                            Accounts         Total Assets
                                          Managed with        Managed With
              Number of                   Performance-         Performance
Type of       Accounts    Total Assets       Based               Based
Accounts       Managed      Managed      Advisory Fees       Advisory Fees
--------       -------      -------      -------------       -------------

Registered Investment
Companies       None       $0                 None               $0

Other Pooled Investment
Vehicles        None       $0                 None               $0

Other Accounts   226       $53,307,681        None               $0


	Ownership of Securities: Mr. D'Avanzo did not beneficially own any shares of the Fund as of September 30, 2011.

	Compensation: Mr. D'Avanzo's compensation is a fixed salary that is based on core job responsibilities and business considerations. His salary is not based on Fund or account performance. In addition, all employees meeting certain participant requirements, including Mr. D'Avanzo, are eligible to participate in the Investment Manager's 401k plan profit sharing plan, in which certain employer contributions are based on the overall financial condition of the Investment Manager.

	Conflicts of Interest: Mr. D'Avanzo is responsible for managing the Fund as well as other accounts. Mr. D'Avanzo may manage accounts which may have materially higher or lower fee arrangements than the Fund. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, it is possible that due to varying investment restrictions among accounts or other reasons, certain investments could be made for some accounts and not others, or conflicting investment positions could be taken among accounts.

	The Investment Manager has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The firm seeks to provide best execution of all securities transactions and may aggregate and then allocate securities to client accounts. To this end, the Investment Manager has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Manager and the Fund have adopted policies limiting the circumstances under which cross-trades may be effected by the Investment Manager between the Fund and another client account. The Investment Manager conducts periodic reviews of trades for consistency with these policies.

                                 CUSTODIAN

	Union Bank, N.A., 350 California Street, 6th Floor, San Francisco, California 94104, is the custodian for the Fund and has custody of all securities and cash pursuant to the terms of a custodian agreement with the Corporation. The custodian, among other things, attends to the collection of principal and income, and payment for the collection of proceeds of securities bought and sold by the Fund.

	Under an agreement with the Union Bank, its custodian fees are paid by credits for cash balances. Any remaining credits are used to offset other expenses. This arrangement may cease at any time. For the fiscal year ended September 30, 2011, credits were used to offset a portion of the Fund's custody expenses. If not for the offset agreement, the assets could have been invested to produce income.

                             FUND ACCOUNTING

	Ultimus Fund Solutions, LLC., 225 Pictoria Drive, Suite #450, Cincinnati, Ohio 45246, provides fund accounting services for the Corporation. The monthly accounting fee schedule for the Fund is as follows:

	Calculated fee will be based upon prior month average net assets for the
Fund:
            Base fee per year of $36,000.00 ($3,000 per month) plus:
            First $500 million of average daily net assets, .010% (1 basis point)
            In excess of $500 million, .005% (1/2 basis point)
            The above base fee assumes one portfolio, with a single class of shares.
            Additionally, the portfolio is charged $250.00 per month for performance reporting.

	Fees paid by the Fund for the three most recent fiscal years:

                     Fund Accounting            Fund Accounting
                        Agreement                Fees Waived
                     ----------------           ----------------
                  2011        $71,989               $  - 0-
                  2010        $81,666               $  - 0-
                  2009        $72,424               $2,187


                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

	The independent registered public accounting firm for the Corporation is Tait, Weller & Baker LLP, 1818 Market Street, Suite #2400, Philadelphia, Pennsylvania 19103-2108.

                               PORTFOLIO TRANSACTIONS

	The Investment Manager will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and the Investment Manager, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the Investment Manager. Since statistical and other research information is only supplementary to the research efforts of the Investment Manager and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Fund or the Investment Manager may (subject always to best price and execution) take into consideration that certain firms provide market, statistical or other research information to the Fund. Securities may be acquired through firms that are affiliated with the Corporation, its Investment Manager, or its Distributor and other principal underwriters acting as agent, and not as principal. Transactions will only be placed with affiliated brokers if the price to be paid by the Fund is at least as good as the price the Fund would pay to acquire the security from other unaffiliated parties.

	If it is believed to be in the best interests of the Fund, the Investment Manager may place portfolio transactions with unaffiliated brokers or dealers who provide the types of service (other than sales) described above, even if it means the Fund will have to pay a higher commission (or, if the dealer's profit is part of the cost of the security, will have to pay a higher price for the security) than would be the case if no weight were given to the broker's or dealer's furnishing of those services. This will be done, however, only if, in the opinion of the Investment Manager, the amount of additional commission or increased cost is reasonable in relation to the value of the services.

	If purchases or sales of securities of the Fund and of one or more other clients advised by the Investment Manager are considered at or about the same time, transactions in such securities will be allocated among the several clients in a manner deemed equitable to all by the Investment Manager, taking into account the respective size of the Fund and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions generally will be beneficial to the Fund.

	The Directors have adopted certain policies incorporating the standards of Rule 17e-1 under the 1940 Act issued by the SEC which requires that the commission paid to the Distributor and other affiliates of the Corporation must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Distributor to furnish reports to the Directors and to maintain records in connection with such reviews.

	The Fund does not currently expect to incur any brokerage commission expense on transactions in its portfolio securities because debt instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

	During each of the fiscal years ended September 2011, 2010, 2009, the Fund did not effect brokerage transactions with the Distributor or any other affiliated broker.

                    PURCHASING AND REDEEMING FUND SHARES

	Shares of the Fund may be purchased and redeemed by customers of broker-dealers or other financial intermediaries ("Service Agents") which have established a shareholder servicing relationship with their customers. These Service Agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Service Agent, or authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by a Service Agent or authorized designee. Service Agents may impose additional or different conditions on purchases or redemptions of Fund shares and may charge transaction or other account fees. The Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding additional or different purchase or redemption conditions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Amounts paid to Service Agents may include transaction fees and/or service fees, which would not be imposed if shares of the Fund were purchased directly from the Distributor. Service Agents may provide shareholder services to their customers that are not available to a shareholder dealing directly with the distributor.

	Service Agents may enter confirmed purchase and redemption orders on behalf of their customers. If shares of the Fund are purchased in this manner, the Service Agent must receive your investment order before the close of the New York Stock Exchange, and transmit it to the Fund's Transfer Agent prior to a designated time contracted with the Transfer Agent, to receive that day's share price. Proper payment for the order must be received by the Transfer Agent in accordance with settlement instructions agreed upon between the Fund and the Service Agent. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

	The Investment Manager and its affiliates provide additional cash payments out of their own resources to financial intermediaries that sell shares of the Fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees paid by the Fund. Cash compensation also may be paid to intermediaries for inclusion of the Fund on a sales list or in sales programs. These payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the Fund to you.

	The issuance of shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place. To avoid additional operating costs and for investor convenience, share certificates will no longer be issued.

	Under certain circumstances, an investor may purchase Fund shares by delivering to the Fund securities eligible for the Fund's portfolio. All in-kind purchases are subject to prior approval by the Investment Manager. Prior to sending securities to the Fund with a purchase order, investors must contact the Investment Manager at (808) 988-8088 for verbal approval on the in-kind purchase. Acceptance of such securities will be at the discretion of the Investment Manager based on its judgment as to whether, in each case, acceptance of the securities will allow the Fund to acquire the securities at no more than the cost of acquiring them through normal channels. Fund shares purchased in exchange for securities are issued at the net asset value next determined after receipt of securities and the purchase order. Securities accepted for in-kind purchases will be valued in the same manner as portfolio securities at the value next determined after receipt of the purchase order. Approval of the Investment Manager of in-kind purchases will not delay valuation of the securities accepted for in-kind purchases or Fund shares issued in exchange for such securities. The in-kind exchange, for tax purposes, constitutes the sale of one security and the purchase of another.
The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

	The minimum initial investment for Fund shares is $10,000.00 and the minimum subsequent purchase amount is $100.00. This requirement may be waived under certain circumstances.

                               THE DISTRIBUTOR

	Shares of the Fund are offered on a continuous basis through Lee Financial Securities, Inc. 2756 Woodlawn Drive, #6-201, Honolulu, Hawaii 96822 (the "Distributor"), a wholly-owned subsidiary of the Investment Manager. Pursuant to a Distribution Agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers and brokers, and is obligated to purchase only those shares for which it has received purchase orders. A discussion of how to purchase and redeem Fund shares and how Fund shares are priced is contained in the Prospectus.

	Mr. Lee, Director, President and Chief Executive Officer of the Distributor, Ms. Meyer, Director, Vice President and Assistant Treasurer of the Distributor, Ms. Lee, Director, Vice President and Secretary of the Distributor, and Ms. Simpson, Vice President, Chief Compliance Officer, Chief Financial Officer and Treasurer of the Distributor, are affiliated with both the Corporation and the Distributor. Under the Distribution Agreement between the Corporation and the Distributor, the Distributor pays the expenses of distribution of Fund shares, including preparation and distribution of literature relating to the Fund and their investment performance and advertising and public relations material. The Corporation bears the expenses of registration of its shares with the SEC and of sending prospectuses to existing shareholders. The Distributor pays the cost of qualifying and maintaining qualification of the shares for sale under the securities laws of the various states and permits its Officers and employees to serve without compensation as Directors and Officers of the Corporation if duly elected to such positions.

	The Distribution Agreement continues in effect from year to year if specifically approved at least annually by the shareholders or Directors of the Corporation and by the Corporation's disinterested Directors in compliance with the 1940 Act. The Agreement may be terminated without penalty upon thirty days written notice by either party and will automatically terminate if it is assigned.

	Investor Class shares are subject to a Distribution Plan. The amounts payable to the Distributor under the Distribution Plan may not fully reimburse the Distributor for its actual distribution related expenses. Distribution Plan payments are subject to limits under the rules of the Financial Industry Regulatory Authority.

	Under the Distribution Plan, the Fund will pay the Distributor for expenditures which are primarily intended to result in the sale of the Fund's shares such as advertising, marketing and distributing the Fund's shares and servicing the Fund's investors, including payments for reimbursement of and/or compensation to brokers, dealers, certain financial institutions, (which may include banks) and other intermediaries for administrative and accounting services for investors who are also their clients. Such third party institutions will receive fees based on the average daily value of the Fund's shares owned by investors for whom the institution performs administrative and accounting services.

	The current Distribution Plan was approved on January 19, 2011 and provides that it will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Directors and also by a vote of the disinterested Directors, cast in person at least annually at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by a vote of a majority of the outstanding voting shares of the Fund, and all material amendments of a Distribution Plan must be approved by the Directors and also by the disinterested Directors. The Plan may be terminated at any time by a vote of a majority of the disinterested Directors or by a vote of a majority of the outstanding voting shares of the Fund. While the Distribution Plan is in effect, selection of the nominees for disinterested Directors is committed to the discretion of the disinterested Directors.

	The Distribution Plan provides that the Fund may incur certain expenses which may not exceed a maximum amount equal to 0.25% of the average daily net assets of the Fund. Under the Distribution Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid monthly, of up to 0.25% of the average daily net assets of the Fund. The Distribution Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Fund the fee agreed to under the Distribution Plan. Payments under the Distribution Plan are tied exclusively to marketing and distribution expenses actually incurred by the Distributor, and the payments may not exceed distribution expenses actually incurred.

	The Plan provides that the Distributor must submit quarterly reports to the Directors setting forth all amounts paid under the Distribution Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Directors.

	Distribution Plan payments by the Fund, by category, for the most recent fiscal year were as follows: Rent $50,925; Utilities $5,645; Salaries and Wages $179,029; Employee Benefits $12,007; Total $247,606.

                               TRANSFER AGENT

	Lee Financial Recordkeeping, Inc., 2756 Woodlawn Drive, #6-201, Honolulu, Hawaii 96822, a wholly-owned subsidiary of the Investment Manager, serves as transfer agent, dividend disbursing agent and redemption agent pursuant to a Transfer and Dividend Disbursing Agent Agreement. The current Transfer and Dividend Disbursing Agent Agreement was approved by the Directors on January
19, 2011. The Transfer and Dividend Disbursing Agent Agreement is subject to annual renewal by the Directors, including the Directors who are not interested persons of the Corporation or of the Transfer Agent. Pursuant to the Transfer and Dividend Disbursing Agent Agreement, the Transfer Agent will receive a fee calculated at an annual rate of 0.06 of one percent (0.06%) of the Fund's average daily net assets and will be reimbursed out-of-pocket expenses incurred on the Fund's behalf.

	The Transfer Agent acts as paying agent for all Fund expenses and provides all the necessary facilities, equipment and personnel to perform the usual or ordinary services of the Transfer and Dividend Disbursing Agent, including: receiving and processing orders and payments for purchases of shares, opening stockholder accounts, preparing annual stockholder meeting lists, mailing proxy material, receiving and tabulating proxies, mailing stockholder reports and prospectuses, withholding certain taxes on nonresident alien accounts, disbursing income dividends and capital distributions, preparing and filing U.S. Treasury Department Form 1099 (or equivalent) for all stockholders, preparing and mailing confirmation forms to stockholders for all purchases and redemptions of the Fund's shares and all other confirmable transactions in stockholders' accounts, recording reinvestment of dividends and distributions of the Fund's shares and causing redemption of shares for and disbursements of proceeds to stockholders.

	The Shareholder Services Agreement does not duplicate services provided under the Transfer Agent Agreement. Clerical services provided by the Transfer Agent on behalf of the Fund under the Shareholder Services Agreement include personnel as needed, equipment and supplies to respond to and process the shareholder inquiries. Bookkeeping services provided by the Transfer Agent on behalf of the Fund pursuant to the Shareholder Services Agreement, are generally limited to records of transactions and expenditures originating with the Transfer Agent in connection with providing supplemental shareholder services and maintaining shareholder relations and communications. As compensation for its clerical, bookkeeping and shareholder services, the Transfer Agent receives a fee computed daily and payable monthly, at an annualized rate of up to 0.10% of the average daily net assets of the Fund.

	Fees paid by the Fund for the three most recent fiscal years:

                    Transfer Agent            Shareholder Services
                     Agreement                     Agreement
                     ---------                     ---------
               2011   $ 99,040                      $165,068
               2010   $102,672                      $171,122
               2009   $ 90,084                      $150,142



Financial Statements
	The Financial Statements of the Fund will be audited at least annually by Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm. The Financial Statements for the fiscal year ended September 30, 2011, Financial Highlights for the respective periods presented and the report of Tait, Weller
& Baker LLP are incorporated by reference into this SAI. However, no other parts of the 2011 Annual Report to Shareholders are incorporated by reference to this SAI. Shareholders may get copies of the Annual Report free of charge by calling the Corporation at the telephone number on the front page of this SAI or by visiting the Fund's website at www.leehawaii.com.





EXHIBIT A


                             HAWAII MUNICIPAL FUND

                            PROXY VOTING PROCEDURES


I.	INTRODUCTION
       The following represents the Proxy Voting Procedures ("Procedures") of the Hawaii Municipal Fund ("Fund"). The purpose of these Procedures is to set forth the process by which the Fund will vote proxies related to the assets in its investment portfolio. Under normal circumstances the Fund does not hold any voting securities in its investment portfolio. The Fund may hold money market mutual fund shares under limited circumstances. These Procedures have been approved by the Board of the Fund and may be amended only by the Board.

II.	DELEGATION OF VOTING RESPONSIBILITY
       The Board hereby delegates its voting responsibilities and duties with respect to proxy votes for portfolio securities to Lee Financial Group Inc. ("Adviser"), provided that voting determinations are made in accordance with proxy voting procedures and guidelines that have been approved by the Board.

III.	APPROVAL AND REVIEW OF PROCEDURES
       The Adviser has adopted proxy voting procedures and guidelines in connection with the voting of portfolio securities for its clients, as attached hereto as an exhibit. The Board hereby approves such procedures and guidelines.



                            LEE FINANCIAL GROUP INC.

                             PROXY VOTING POLICIES


I.	INTRODUCTION
       Lee Financial Group Inc. ("Adviser") is the investment adviser to First Pacific Mutual Fund, Inc. ("Fund") and certain individuals ("Accounts" and collectively with the Fund "Clients"). Under normal circumstances the Fund is invested in tax-exempt and other permissible fixed income instruments. The Fund may invest in tax-exempt money market instruments, including money market mutual funds under limited circumstances. The Adviser has the authority to vote proxies for the Fund. The Adviser does not have authority to vote proxies for the Accounts. Therefore, under normal circumstances the Adviser does not vote proxies for clients.

       Proxies must be voted in the best interest of the Fund. The Guidelines set forth below summarize the Adviser's position on various issues of concern to investors, and give a general indication of how Fund portfolio securities, specifically money market mutual funds, will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

       In voting proxies, the Adviser is guided by general fiduciary principles. The Adviser will act prudently, solely in the interest of the beneficial owners of the Fund.

II.	CONFLICTS OF INTERESTS
       The Adviser may be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. If the Adviser determines that a particular proxy vote involves a material conflict of interest, it may resolve the conflict of interest in several ways, including, without limitation, voting pursuant to the direction of the Fund's Board or a committee of the Board or abstaining. Conflicts may arise as to votes involving an investment company's investment adviser, the underwriter, their affiliates or affiliates of the investment company. In such cases, the Adviser will follow the Guidelines described herein, including the process for handling conflicts.

III.	PROXY ADMINISTRATION
       The portfolio manager and the compliance officer are primarily responsible for monitoring corporate actions, making voting decisions and ensuring that proxies are submitted timely, consistent with this policy.

       A report summarizing each corporate issue and corresponding proxy vote will be available to clients upon request.

IV.	GUIDELINES

Mutual Fund Proxies
-------------------

Election of Directors
Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed -end Fund to Open End Fund
Vote conversion proposals on a CASE-BY-CASE basis.

Proxy Contests
Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements
Vote investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares
Generally, vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies
Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundable Restriction
Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental
Generally, vote AGAINST proposals to change a funds fundamental investment objective to nonfundamental.

Name Rule Proposals
Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation
Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document
Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund
Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund's Subclassification
Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval
Generally, vote FOR proposals.

Distribution Agreements
Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure
Generally, vote FOR the establishment of a master-feeder structure.

Changes to the Charter Document
Vote changes to the charter document on a CASE-BY-CASE basis.

Mergers
Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor
Vote to terminate the investment advisor on a CASE-BY-CASE basis.





EXHIBIT B
                          FIRST PACIFIC MUTUAL FUND
                                  (the "Fund")

Policies and Procedures Relating to Selective Disclosure of Portfolio Holdings

A.  Background

       Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund has filed a registration statement on Form N-1A with the Securities and Exchange Commission (the "SEC"). Form N-1A requires the Fund to disclose in its prospectuses and statements of additional information certain information about its policies and procedures with respect to the disclosure of its portfolio securities and any ongoing arrangements to make available information about its portfolio securities. The following policies and procedures describe the circumstances under which the Fund or its investment adviser, Lee Financial Group ("LFG"), may disclose the Fund's portfolio securities information. Notwithstanding such policies and procedures, any disclosures of the Fund's portfolio securities information must be consistent with the antifraud provisions of the federal securities laws and the Fund's or LFG's fiduciary duties.

B.  Policies and Procedures

1. Disclosure of Portfolio Holdings. The Fund and LFG shall only disclose information concerning securities held in the Fund's portfolios (such as complete portfolio holdings, top-ten portfolio holdings, asset allocations, sector allocations, maturities and/or bond ratings data as well as other portfolio holdings statistics, hereinafter referred to as "portfolio securities information") under one or more of the following circumstances:

       (i)	No earlier than 15 calendar days following the end of each calendar
		quarter, the Fund intends to post the top-ten holdings and other
		portfolio securities information held by each of the Fund's
		portfolios on any website maintained for the Fund or otherwise in a
		manner available to all shareholders.  This information may then be
		separately provided to any person commencing the day
		first published on the website. Such information shall
		remain available on the website at least until the Fund files with
		the SEC its annual/semiannual shareholder report or quarterly
		portfolio holdings report that includes such period.

	(ii)	The Fund or LFG may disclose the Fund's portfolio securities
		holdings information to selected third parties when the Fund has a legitimate business purpose for doing so.

		(a)	Examples of instances in which selective disclosure of the
			Fund's portfolio securities information may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with LFG; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Fund; or disclosure to a rating or ranking organization.

	(iii)	As required by the federal securities laws, including the 1940 Act,
		the Fund shall disclose its portfolio holdings in its applicable
		regulatory filings, including shareholder reports, reports on Form
		N-CSR or Form N-Q or such other filings, reports or disclosure
		documents as the applicable regulatory authorities may require.

2. Confidentiality and Duty not to Trade. In the event that the Fund or LFG discloses the Fund's portfolio securities information to a selected third party for a legitimate business purpose, such third party shall be required to keep the information confidential and shall not trade on such information.

3. Prohibition against Compensation. Neither the Fund, LFG nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of the Fund's portfolio securities information.

4. Persons Authorized to Disclose Information. With respect to the quarterly disclosure of portfolio holdings on any Fund website, LFG's president or the Fund's Chief Compliance Officer is authorized to prepare and post to any Fund website its portfolio securities information. With respect to any other disclosure of the Fund's portfolio securities information, the Fund's President and Treasurer and LFG's president shall be authorized to disclose such information.

5. Shareholders' Best Interests and Conflicts of Interest. In order to ensure that the disclosure of the Fund's portfolio securities information is in the best interests of the Fund's shareholders and to avoid any potential or actual conflicts of interest with LFG, the Fund's principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Fund's portfolio securities information for legitimate business purposes shall be approved by the Fund's Board of Directors in advance of such disclosure. This requirement shall not apply to the disclosure of the Fund's portfolio securities information to the Fund's existing service providers of auditing, custody, proxy voting and other services to the Fund in connection with the provision of their services to the Fund, to rating or ranking organizations or as otherwise provided herein.

6. Board Oversight. The Board shall receive quarterly reports from LFG stating whether disclosures were made concerning the Fund's portfolio securities information, pursuant to these policies and procedures, during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.





EXHIBIT C
                          FIRST PACIFIC MUTUAL FUND
                                (the "Fund")
              Form of Policies and Procedures With Respect to
                     Frequent Purchases and Redemptions

Section 1.  Policy

	The Board of Directors (the "Board") of the Fund has determined that market timing or frequent, short-term trading is not in the best interest of the Fund or its shareholders. In order to deter such trading activity, the Board has determined to limit shareholders in each Fund to six exchanges among the Funds or equivalent purchase and redemption transactions, within a one-year period, other than transactions associated with automatic purchases or redemptions or transactions in omnibus accounts as described below. In order to implement this policy, the Funds are directed to monitor trading activity in the Funds and follow the procedures set forth in Section II. The Board recognizes that the procedures set forth in Section II may differ from the procedures used by various financial intermediaries for similar purposes and it is also recognized that there is no guarantee that the Fund's administrator ("Administrator") will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity.

Section II.  Procedures

	On a bi-weekly basis (once every two weeks), the Administrator shall determine which accounts have placed large exchanges among the Funds using a specified threshold. Initially, the threshold shall be $25,000; however, the threshold may be increased or decreased based upon the initial threshold serving as an adequate basis for detection of excessive short-term trading.
The account history for every exchange transaction over such threshold shall be reviewed.

	If the Administrator determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Funds, the account shall be flagged as a Potential Market Timer ("PMT") and shall undergo further review. The Administrator may use an independent market timing system to assist in the daily review of Fund accounts.

	If after further review, it is determined that a PMT account has exceeded the current trading policy limits or has otherwise engaged in market timing, the Administrator shall take one of the following actions with respect to accounts identified as belonging to the PMT:

Reject additional purchase or exchange orders;
Extend settlement of redemption transactions up to seven days;
Reject all trades in the current PMT account; or Terminate the selling group agreement with the PMT.

	It is understood that it may not be possible to monitor all accounts belonging to the PMT, but reasonable efforts will be made to do so.

	The administrator shall notify the Fund's transfer agent as well as the PMT or, its related financial intermediary, that such action has been taken using procedures adopted by the Administrator that are reasonably designed to document the suspected market timing activity as well as keep the Funds and the Board informed regarding implementation of the frequent trading policy.

	For those accounts held in omnibus account arrangements with financial intermediaries, including: broker-dealers; banks, investment advisers; record-keepers; retirement plans; trusts; and fee-based program accounts, where such omnibus accounts generally do not identify customers' trading activity on an individual basis, the Fund shall seek assurances from the intermediary that it has procedures adequate to monitor and address frequent, short-term trading.


PART C:		OTHER INFORMATION
                  -----------------

Item 23.	EXHIBITS.
	The following are the exhibits filed as a part of this registration statement:

(a)   Articles of Incorporation.
      Filed with Post-Effective Amendment #11 to Form N-1A registration.*
      (1) Articles Supplementary to Articles of Incorporation filed with
          Post-Effective Amendment #18 to Form N-1A registration.*
      (2) Articles of Amendment to Articles of Incorporation filed with
          Post-Effective Amendment #18 to Form N-1A registration.*
      (3) Articles Supplementary to Articles of Incorporation filed with
          Post-Effective Amendment #27 to Form N-1A registration.*
      (4) Articles of Amendment to Articles of Incorporation filed with
          Post-Effective Amendment #27 to Form N-1A registration.*
      (5) Articles Supplementary to Articles of Incorporation filed with
          Post-Effective Amendment #28 to Form N-1A registration.*
      (6) Articles Supplementary to Articles of Incorporation filed with
          Post-Effective Amendment #34 to Form N-1A registration.*

(b)   By-Laws.
      Filed with Post-Effective Amendment #11 to Form N-1A registration.*
      (1) Amendment #1 to By-Laws filed with Registration Statement on Form N-14 as filed with the Commission on August 20, 2007.*

(c)   Instruments Defining Rights of Security Holders.
      Not applicable.

(d)   Investment Management Contracts.
      (1) Investment Management Agreement by and between First Pacific Mutual Fund, Inc. and Lee Financial Group Inc. dated March 16, 1994 on behalf of the Hawaii Municipal Fund series as filed with Post-Effective Amendment #16 to Form N-1A registration.*
          (a) Amendment to Investment Management Agreement dated July 24, 2001, filed with Post-Effective Amendment #17 to Form N-1A registration.*
          (b) Amendment to Investment Management Agreement dated October 17, 2001 filed with Post-Effective Amendment #17 to Form N-1A registration.*
          (c) Amendment to Investment Management Agreement dated July 24, 2002 filed with Post-Effective Amendment #18 to Form N-1A registration.*
          (d) Amendment to Investment Management Agreement dated April 21, 2004 filed with Post-Effective Amendment #22 to Form N-1A registration.*
          (e) Amendment to Investment Management Agreement dated January 23, 2008, filed with Post-Effective Amendment #27 to Form N-1A registration.*
      (2) Investment Management Agreement by and between First
          Pacific Mutual Fund, Inc. and Lee Financial Group Inc. on behalf of the First Pacific Low Volatility Fund series is filed herewith.

(e)   Underwriting Contracts.
      Amended and Restated Distribution Agreement is filed herewith.

(f)   Bonus or Profit Sharing Contracts.
      Not applicable because there are no pension, bonus or other agreements for the benefit of Directors and Officers.

(g)   Custodian Agreements.
      (1) Custody Agreement by and between First Pacific Mutual Fund, Inc.
          and Union Bank dated June 24, 1994 on behalf of the Hawaii Municipal Fund series as filed with Post-Effective Amendment #14 to Form N-1A registration.*
         (a) Amendment to Custodian Agreement dated December 31, 2001 filed with Post-Effective Amendment #17 to Form N-1A registration.
         (b) Amendment to Custodian Agreement dated December 31, 2001 filed
             with Post-	Effective Amendment #17 to Form N-1A registration.*
         (c) Amendment to Custodian Agreement dated June 28, 2007 filed with Post-Effective Amendment #27 to Form N-1A registration.*
         (d) Amendment to Custodian Agreement dated January 9, 2008 filed with Post-Effective Amendment #27 to Form N-1A registration.*
         (e) Amendment to Custodian Agreement dated April 16, 2009 filed with
             Post-Effective Amendment #29 to Form N-1A registration.*
         (f) Amendment to Custodian Agreement dated May 18, 2010 filed with
             Post-Effective Amendment #31 to Form N-1A registration.*
      (2) Global Custody Agreement by and between First Pacific
          Mutual Fund, Inc. and Lee Financial Group Inc. on behalf of the First Pacific Low Volatility Fund series is filed herewith.

(h)   Other Material Contracts.
      (1) Administrative Agreements.
          (A) Administrative Agreement by and between First Pacific Mutual Fund, Inc. and Lee Financial Group Inc. dated October 14, 1999 on behalf of the Hawaii Municipal Fund series as filed with Post-Effective Amendment #15 to Form N-1A registration.*
              (1) Amendment to Administration Agreement dated July 24, 2001 filed with Post-Effective Amendment #17 to Form N-1A registration.*
              (2) Amendment to Administration Agreement dated October 17, 2001 filed with Post-Effective Amendment #17 to Form N-1A registration.*
              (3) Amendment to Administration Agreement dated July 24, 2002 filed with Post-Effective Amendment #18 to Form N-1A registration.*
              (4) Amendment to Administration Agreement dated April 21, 2004 filed with Post-Effective Amendment #22 to Form N-1A registration.*
              (5) Amendment to Administration Agreement dated January 23, 2008 filed with Post-Effective Amendment #27 to Form N-1A registration.*
          (B) Administrative Agreement by and between First Pacific
              Mutual Fund, Inc. and Lee Financial Group Inc. on behalf of the First Pacific Low Volatility Fund series is filed herewith.

      (2) Selling Dealer Agreement.
          (A) Selling Dealer Agreement by and between First Pacific Mutual Fund, Inc. and Lee Financial Securities, Inc. on behalf of the Hawaii Municipal Fund series as filed with Pre-Effective Amendment #1 to Form N-1A registration.*
               (1) Amended Selling Dealer Agreement dated July 23, 2003 filed with Post-Effective Amendment #21 to Form N-1A registration.*
               (2) Amended Selling Dealer Agreement dated April 30, 2007 filed with Post-Effective Amendment #27 to Form N-1A registration.*
               (3) Amended Selling Dealer Agreement dated January 23, 2008 filed with Post-Effective Amendment #27 to Form N-1A registration.*
           (B) Selling Dealer Agreement by and between First Pacific
               Mutual Fund, Inc. and Lee Financial Securities, Inc. on behalf of the First Pacific Low Volatility Fund series is filed herewith.

      (3) Transfer Agent Agreement.
          Amended and Restated Transfer Agent Agreement is filed herewith.

      (4) Fund Accounting Agreement.
          Filed with Post-Effective Amendment #17 to Form N-1A registration.*
          (a) Amendment to Fund Accounting Agreement dated August 5, 2002 filed with Post-Effective Amendment #18 to Form N-1A registration.*
          (b) Amendment to Fund Accounting Agreement dated December 21, 2007 filed with Post-Effective Amendment #27 to Form N-1A registration.*
          (c) Amendment to Fund Accounting Agreement dated January 1, 2008 filed with Post-Effective Amendment #27 to Form N-1A registration.*
          (d) Amended and Restated Schedule A to the Fund Accounting
              Agreement is filed herewith.
          (e) Amended and Restated Schedule B to the Fund Accounting
              Agreement is filed herewith.

      (5) Shareholder Services Agreement.
          Amended and Restated Shareholder Services Agreement is filed herewith.

      (6) Fidelity Bond Joint Insurance Agreement.
          Amendment to Joint Insurance Agreement dated January 28, 2009 filed with Post-Effective Amendment #28 to Form N-1A registration.*

(i)   Legal Opinion.
      The legal opinion of Drinker Biddle & Reath LLP is filed herewith.

(j)   Other Opinions.
      The consent of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm, is filed herewith.

(k)   Omitted Financial Statements.
      None.

(l)   Initial Capital Agreements.
      (1) Purchase Agreement dated October 12, 1988 on behalf of the
          Hawaii Municipal Fund series filed with Pre-Effective Amendment #1 to Form N-1A registration.*
      (2) Purchase Agreement on behalf of the First Pacific Low
          Volatility Fund series is filed herewith.

(m)   Rule 12b-1 Plan.
      Amended and Restated Distribution Plan is filed herewith.

(n)   Rule 18f-3 Plan.
      Amended and Restated Rule 18f-3 Plan is filed herewith.

(p)   Code of Ethics.
      (1) Fund Code of Ethics.
          Filed with Post-Effective Amendment #16 to Form N-1A registration.
          (a) Amendment to Code of Ethics dated January 14, 2003 filed with Post-Effective Amendment #20 to Form N-1A registration.*
          (b) Amendment to Code of Ethics dated May 28, 2004 filed with
              Post-Effective Amendment #22 to Form N-1A registration.*
          (c) Amendment to Code of Ethics dated October 20, 2004 filed with
              Post-Effective Amendment #22 to Form N-1A registration.*
          (d) Amendment to Code of Ethics dated December 23, 2004 filed with
              Post-Effective Amendment #23 to Form N-1A registration.*
          (e) Amendment to Code of Ethics dated January 2, 2006 filed with
              Post-Effective Amendment #24 to Form N-1A registration.*
          (f) Amendment to Code of Ethics dated December 30, 2006 filed with
              Post-Effective Amendment #25 to Form N-1A registration.*
          (g) Amendment to Code of Ethics dated December 30, 2007 filed with
              Post-Effective Amendment #27 to Form N-1A registration.*
          (h) Amendment to Code of Ethics dated September 1, 2008 filed with
              Post-Effective Amendment #28 to Form N-1A registration.*
          (i) Amendment to Code of Ethics dated December 31, 2008 filed with
              Post-Effective Amendment #28 to Form N-1A registration.*
          (j) Amendment to Code of Ethics dated June 1, 2009 filed with
              Post-Effective Amendment #29 to Form N-1A registration.*
          (k) Amendment to Code of Ethics dated September 1, 2009 filed with
              Post-Effective Amendment #29 to Form N-1A registration.*
          (l) Amendment to Code of Ethics dated March 1, 2010 filed with
              Post-Effective Amendment #31 to Form N-1A registration.*
          (m) Amendment to Code of Ethics dated September 30, 2010 filed with Post-Effective Amendment #31 to Form N-1A registration.*
          (n) Amendment to Code of Ethics dated June 1, 2022 is filed herewith.

      (2) Adviser and Distributor Code of Ethics.
          Filed with Post-Effective Amendment #16 to Form N-1A registration.
          (a) Amendment to Code of Ethics dated September 30, 2001 filed with Post-Effective Amendment #17 to Form N-1A registration.*
          (b) Amendment to Code of Ethics dated September 20, 2002 filed with
              Post-Effective Amendment #20 to Form N-1A registration.*
          (c) Amendment to Code of Ethics dated January 14, 2003 filed with
              Post-Effective Amendment #20 to Form N-1A registration.*
          (d) Amendment to Code of Ethics dated April 21, 2004 filed with
              Post-Effective Amendment #22 to Form N-1A registration.*
          (e) Amendment to Code of Ethics dated May 28, 2004 filed with
              Post-Effective Amendment #22 to Form N-1A registration.*
          (f) Amendment to Code of Ethics dated October 20, 2004 filed with
              Post-Effective Amendment #22 to Form N-1A registration.*
          (g) Amendment to Code of Ethics dated December 23, 2004 filed with
              Post-Effective Amendment #23 to Form N-1A registration.*
          (h) Code of Ethics dated February 1, 2005 filed with Post-Effective Amendment #23 to Form N-1A registration.*
          (i) Amendment to Code of Ethics dated January 2, 2006 filed with
              Post-Effective Amendment #24 to Form N-1A registration.*
          (j) Amendment to Code of Ethics dated December 30, 2006 filed with
              Post-Effective Amendment #25 to From N-1A registration.*
          (k) Amendment to Code of Ethics dated January 23, 2008 filed with
              Post-Effective Amendment #27 to Form N-1A registration.*
          (l) Amendment to Code of Ethics dated September 1, 2008 filed with
              Post-Effective Amendment #28 to Form N-1A registration.*
          (m) Amendment to Code of Ethics dated December 31, 2008 filed with
              Post-Effective Amendment #28 to Form N-1A registration.*
          (n) Amendment to Code of Ethics dated January 28, 2009 filed with
              Post-Effective Amendment #28 to Form N-1A registration.*
          (o) Amendment to Code of Ethics dated June 1, 2009 filed with
              Post-Effective Amendment #29 to Form N-1A registration.*
          (p) Amendment to Code of Ethics dated September 1, 2009 filed with
              Post-Effective Amendment #29 to Form N-1A registration.*
          (q) Amendment to Code of Ethics dated March 1, 2010 filed with
              Post-Effective Amendment #31 to Form N-1A registration.*
          (r) Amendment to Code of Ethics dated September 30, 2010 filed with Post-Effective Amendment #31 to Form N-1A registration.*

*Previously filed and incorporated by reference herein.


Item 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

		None


Item 25.	INDEMNIFICATION.

	Under the terms of the Maryland General Corporation Law and the company's Articles of Incorporation, the company shall indemnify any person who was or is a director, officer or employee of the company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made:

		(i)  by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the company as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or,
		(ii)  if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

       No indemnification will be provided by the company to any Director or Officer of the company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

	As permitted by Article ELEVENTH of the company's Articles of Incorporation and subject to the restrictions under D2-418(F)(1) of the Maryland General Corporation Law, reasonable expenses incurred by a director who is a party to a proceeding may be paid by the company in advance of the final disposition of the action, after a determination that the facts then known would not preclude indemnification, upon receipt by the company of a written affirmation by the Director of the Director's good faith belief that the standard of conduct necessary for indemnification by the company has been met and a written undertaking by or on behalf of the Director to repay the amount if it is ultimately determined that the standard of conduct has not been met.

	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

	Provisions for indemnification of the Company's investment manager are contained in Section 10 of the Investment Management Agreements between the Company and Lee Financial Group Inc.

    Provisions for indemnification of the Company's distributor are contained in Section 14 of the Amended and Restated Distribution Agreement between the Company and Lee Financial Securities, Inc.

    Provisions for indemnification of the Company's transfer agent and dividend disbursing agent are contained in Section 24 of the Amended and Restated Transfer Agent and Dividend Disbursing Agent Agreement between the Company and Lee Financial Recordkeeping, Inc.


Item 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

    The principal business of Lee Financial Group Inc. is to provide investment counsel and advice to individuals and institutional investors. Listed below are the directors and officers of Lee Financial Group Inc. and any business, profession, vocation or employment that they have engaged in during the last two years.

                                               Business, Profession, Vocation
                                               or Employment Engaged In Within
Name			  Positions with Adviser     the Last Two Fiscal Years*
-------------------------------------------------------------------------------

Terrence K.H. Lee Director, President and CEO Director, President and CEO of
                                              Lee Financial Securities, Inc.,
                                              Lee Financial Recordkeeping,
                                              Inc., and Director, Chairman,
                                              President and CEO of First
                                              Pacific Mutual Fund, Inc.

Charlotte A. Meyer Director, Assistant        Director, Assistant Treasurer and
                   Treasurer and              Vice President of Lee Financial
                   Vice President             Securities, Inc., Lee Financial
                                              Recordkeeping, Inc., and
                                              Assistant Treasurer of First
                                              Pacific Mutual Fund, Inc.


Lugene Endo Lee    Director, Secretary        Director, Secretary and Vice
                   and Vice President         President of Lee Financial
                                              Securities, Inc., Lee Financial
                                              Recordkeeping, Inc. and Secretary
                                              of First Pacific Mutual Fund,
                                              Inc.

Louis F. D'Avanzo  Vice President             Vice President of Lee Financial
                                              Securities, Inc., Lee Financial
                                              Recordkeeping, Inc. and Portfolio
                                              Manager of the Hawaii Municipal
                                              Fund, a series of First Pacific
                                              Mutual Fund, Inc.

Nora B. Simpson    Vice President,            Vice President, CCO, CFO and
                   CCO, CFO and Treasurer     Treasurer of Lee Financial
                                              Securities, Inc., Lee Financial
                                              Recordkeeping, Inc. and
                                              Treasurer, Chief Compliance
                                              Officer, and Assistant Secretary
                                              of First Pacific Mutual Fund,
                                              Inc.

* The principal business address of First Pacific Mutual Fund, Inc., Lee Financial Securities, Inc., and Lee Financial Recordkeeping, Inc. is 2756 Woodlawn Drive, #6-201, Honolulu, Hawaii 96822.


Item 27.	PRINCIPAL UNDERWRITERS.

		(a)  Lee Financial Securities, Inc., the only principal underwriter of the Registrant, does not act as principal underwriter, depositor or investment advisor to any other investment company.

		(b) Herewith is the information required by the following table with respect to each Director, Officer or partner of the only underwriter named in answer to Item 20:

                               Position and          Position and
Name and Principal             Offices with          Offices with
Business Address               Underwriter           Fund
-------------------------------------------------------------------------------
Terrence K.H. Lee              Director, President   Director, Chairman,
2756 Woodlawn Drive, #6-201    and CEO               President and CEO
Honolulu, HI   96822

Lugene Endo Lee                Director, Secretary,  Secretary
2756 Woodlawn Drive, #6-201    Vice President
Honolulu, HI  96822

Charlotte A. Meyer             Director, Assistant   Assistant Treasurer
2756 Woodlawn Drive, #6-201    Treasurer, Vice President
Honolulu, HI  96822

Louis F. D'Avanzo              Vice President        Portfolio Manager of the
2756 Woodlawn Drive, #6-201                          Hawaii Municipal Fund, a
Honolulu, HI  96822                                  series of First Pacific
                                                     Mutual Fund, Inc.

Nora B. Simpson                Vice President        Treasurer
2756 Woodlawn Drive, #6-201    CCO, CFO and          Assistant Secretary
Honolulu, HI  96822            Treasurer             Chief Compliance Officer

	(c)  Not applicable.





Item 28.	LOCATION OF ACCOUNTS AND RECORDS.

	Each account, book or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section, is in the physical possession of:

		Lee Financial Group Inc.
		2756 Woodlawn Drive, #6-201
		Honolulu, HI   96822;

		Lee Financial Recordkeeping, Inc.
		2756 Woodlawn Drive, #6-201
		Honolulu, HI  96822



Item 29.	MANAGEMENT SERVICES.

	All management services are covered in the management agreement between the Registrant and Lee Financial Group Inc., as discussed in Parts A and B.


Item 30.	UNDERTAKINGS.

	Not applicable.



                                 SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act") and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 36 to its registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment No. 37 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Honolulu, and State of Hawaii on the 25th day of January, 2012.

                      FIRST PACIFIC MUTUAL FUND, INC.

                  By: /s/ Terrence K.H. Lee
                      ---------------------
                      Terrence K.H. Lee, President and CEO



	Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 36 to its registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Terrence K.H. Lee         Chairman, Director,  January 25, 2012
---------------------         President and CEO
Terrence K.H. Lee


/s/ Clayton W.H. Chow         Director		   January 25, 2012
---------------------
Clayton W.H. Chow


/s/ Lynden M. Keala           Director             January 25, 2012
-------------------
Lynden M. Keala


/s/ Stuart S. Marlowe         Director             January 25, 2012
---------------------
Stuart S. Marlowe


/s/ Nora B. Simpson           Treasurer            January 25, 2012
-------------------           (Chief Financial Officer)
Nora B. Simpson


/s/ Karen T. Nakamura         Director             January 25, 2012
---------------------
Karen T. Nakamura


/s/ Kim F. Scoggins           Director             January 25, 2012
-------------------
Kim F. Scoggins



EXHIBIT INDEX


Item 23.

(d)(2) Investment Management Agreement on behalf of the First Pacific Low Volatility Fund.
(e)        Amended and Restated Distribution Agreement.
(g)(2) Global Custody Agreement on behalf of the First Pacific Low Volatility Fund.
(h)(1)(B) Administrative Agreement on behalf of the First Pacific Low Volatility Fund.
(h)(2)(B) Selling Dealer Agreement on behalf of the First Pacific Low Volatility Fund.
(h)(3)     Amended and Restated Transfer Agent Agreement.
(h)(4)(d)  Amended and Restated Schedule A to the Fund Accounting
           Agreement.
(h)(4)(e)  Amended and Restated Schedule B to the Fund Accounting
           Agreement.
(h)(5)     Amended and Restated Shareholder Services Agreement.
(i)        Opinion and Consent of Counsel.
(j)        Consent of Independent Registered Public Accounting Firm.
(l)(2)     Purchase Agreement on behalf of the First Pacific Low
           Volatility Fund.
(m)        Amended and Restated Distribution Plan.
(n)        Amended and Restated 18f-3 Plan.
(p)(1)(n)  Amendment to Fund Code of Ethics.